[WELLS FARGO FUNDS LOGO]


WELLS FARGO TAX-FREE FUNDS

SEMI-ANNUAL REPORT


CALIFORNIA LIMITED TERM TAX-FREE FUND

CALIFORNIA TAX-FREE FUND

COLORADO TAX-FREE FUND

MINNESOTA TAX-FREE FUND

NATIONAL LIMITED TERM TAX-FREE FUND

NATIONAL TAX-FREE FUND

NEBRASKA TAX-FREE FUND


DECEMBER 31, 2002

[GRAPHIC]

                                                                  TAX-FREE FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                         1

PERFORMANCE HIGHLIGHTS

   CALIFORNIA LIMITED TERM TAX-FREE FUND                       4
   CALIFORNIA TAX-FREE FUND                                    6
   COLORADO TAX-FREE FUND                                      8
   MINNESOTA TAX-FREE FUND                                    10
   NATIONAL LIMITED TERM TAX-FREE FUND                        12
   NATIONAL TAX-FREE FUND                                     14
   NEBRASKA TAX-FREE FUND                                     16

PORTFOLIO OF INVESTMENTS

   CALIFORNIA LIMITED TERM TAX-FREE FUND                      18
   CALIFORNIA TAX-FREE FUND                                   23
   COLORADO TAX-FREE FUND                                     32
   MINNESOTA TAX-FREE FUND                                    36
   NATIONAL LIMITED TERM TAX-FREE FUND                        42
   NATIONAL TAX-FREE FUND                                     48
   NEBRASKA TAX-FREE FUND                                     61

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                       64
   STATEMENTS OF OPERATIONS                                   66
   STATEMENTS OF CHANGES IN NET ASSETS                        68
   FINANCIAL HIGHLIGHTS                                       72

NOTES TO FINANCIAL HIGHLIGHTS                                 78

NOTES TO FINANCIAL STATEMENTS                                 79

BOARD OF TRUSTEES                                             84

LIST OF ABBREVIATIONS                                         86

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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                                                                  TAX-FREE FUNDS

DEAR VALUED SHAREHOLDER,

     We are pleased to present you with this Wells Fargo Tax-Free Funds semi-annual report, which details the portfolio positioning and performance of our tax-free funds for the six-month period ended December 31, 2002.

     Sluggish economic growth, deflation fears, and increasing tension in the Middle East sparked a rally in the bond market during the period. Across the board, the Wells Fargo tax-free funds all delivered positive returns over the reporting period, excluding any applicable sales charges.

ECONOMIC GROWTH HAMPERED

     The effects of geopolitical tensions, oil price increases, lackluster business confidence and fluctuating consumer sentiment hampered economic growth. Encouraging signs of gathering economic momentum appeared in the final few months of the year, only to be tempered by a disappointing holiday retail season and a decline in December's consumer confidence levels. The housing boom continued to be a bright spot on the economic landscape spurred by historically low interest rates. The boom may fade if lenders tighten up lending rules as a response to worsening credit quality and if consumer confidence continues to weaken.

     During the second half of 2002, the increased threat of war and new deflation worries breathed life into a decline in interest rates that left short- and intermediate-term interest rates at new lows for this business cycle. Despite rising prices for industrial commodities, many investors were focused on a slowing core inflation rate. Looking forward, as long as the potential for war in the Middle East exists, there is a possibility of even lower interest rates, triggered by the adverse effect of global tension on consumer and business sentiment, the deflationary effect of rising oil prices, and a renewed "flight to quality" and financial market volatility.

BOND RALLY LEADS TO SECOND ANNUAL DOUBLE-DIGIT GAIN

     The rally in bonds during the six-month period left the Lehman Brothers Aggregate Bond Index (the Lehman Index) with its second annual double-digit gain in the last three years. Corporate bonds maintained their leadership role during the period, largely due to strength in the industrial and financial sectors. Early in the period, tax-free securities benefited from the flight out of stocks, outperforming the Lehman Index. However, toward year-end, corporate bonds managed to "de-couple" from stocks, causing a narrowing of the yield spread with Treasury bonds, despite the sell-off in the equity market. However, tax-free bonds finished the year well, luring investors with yields that were attractive enough to compensate for quality concerns associated with worsening state and local budget deficits.

     Looking ahead, the tax-free bond sector could be pushed into a position of relative strength within the bond market. Geopolitical and economic uncertainty have already triggered the bond market's rally and could propel bond prices further upward in the near future, with Treasury bonds as the "safe-haven" choice for investors. However, bonds could be adversely affected if government stimulus has the desired effect of jumpstarting economic growth and dissipating the threat of deflation. That shift in the economic landscape could drive investors away from the "safe-haven" sectors of the bond market and toward the "yield-advantaged" opportunities, such as tax-free bonds.

     Investors who rely on a certain level of income may have felt the effect of the continued decline in interest rates over the reporting period. We recommend that you review your investment portfolio to ensure that your current allocation reflects your income needs. Your investment professional can help you to design a strategy that meets your specific income needs, investment time frame, and risk tolerance.

     If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You can also find answers to many of your questions online at www.wellsfargofunds.com.

     Thank you for choosing Wells Fargo Funds. We appreciate the confidence that you have placed in us and will continue to offer an expanding array of quality investments designed to help you achieve your personal financial goals.

   Sincerely,

   /s/ Michael J. Hogan

   Michael J. Hogan
   President
   WELLS FARGO FUNDS

                                        2
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                                        3

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

   The California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Stephen Galiani

INCEPTION DATE
   11/18/92

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 3.02%(1) for the six-month period ended December 31, 2002, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 3.15%. The Fund's Class A shares distributed $0.14 per share in dividend income and no capital gains during the period.

     During the second half of 2002, interest rates declined sharply across the entire yield curve and returns were higher for the longer maturities. The Fund had a number of low volatility, longer duration holdings that responded well to the rate declines; conversely, the shortest holdings underperformed the overall market. The Fund's performance was constrained by its defensive posture, especially its large liquidity position and heavy exposure to bonds with maturities of two years and less, which lagged in the declining interest-rate environment where longer maturity issues were the better performers.

     The best performance for the Fund was provided by bonds maturing or priced to call in 2008 through 2012, the portion of the yield curve where yield declines of more than 0.50% translated into substantial price appreciation. The holdings that lagged were primarily those with very short durations, especially those maturing within two years.

     The biggest change to the portfolio was the addition of a number of "kicker" bonds, which are higher coupon (generally 5.00% to 7.50%) bonds with final maturities of three to ten years, but have at time of purchase call dates inside of 18 months. Once these bonds have passed the first call date, the yield "kicks" to the higher yield to maturity. Additionally, by the end of the period we reduced the Fund's duration and increased its liquidity position, anticipating an upturn in interest rates.

STRATEGIC OUTLOOK

     We expect that economic growth will soon begin to accelerate, putting upward pressure on interest rates. We intend to maintain the Fund's relatively defensive posture to help minimize the effects of rising rates on the portfolio. We also intend to continue to maintain a relatively high liquidity position, anticipating the opportunity to extend into longer maturity bonds at higher interest rate levels down the road.

     Quality spreads in the municipal market are currently on the narrow side; we expect that they will widen. The Fund has a high quality portfolio and therefore we believe that it is positioned to take advantage of such spreads by increasing exposure to low-A and BBB quality sectors.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Performance shown for the Class C shares of the Wells Fargo California Limited Term Tax-Free Fund for the periods shown prior to August 30, 2002, reflects the performance of the Class A shares of the Wells Fargo California Limited Term Tax-Free Fund, adjusted to reflect the Class C sales charges and expenses. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2002)

                                                           INCLUDING SALES CHARGE                  EXCLUDING SALES CHARGE
                                                     -----------------------------------    -----------------------------------
                                                     6-MONTHS*  1-YEAR   5-YEAR  10-YEAR    6-MONTHS*  1-YEAR   5-YEAR  10-YEAR
   Wells Fargo California Limited Term
     Tax-Free Fund - Class A                           (1.57)    1.27     3.53     4.15        3.02     6.07     4.49     4.63

   Wells Fargo California Limited Term
     Tax-Free Fund - Class C                            0.35     3.00     3.35     3.62        2.40     4.99     3.57     3.72

   Wells Fargo California Limited Term
     Tax-Free Fund - Institutional Class                                                       3.05     6.20     4.62     4.69

   Benchmark

     Lehman Brothers 3-Year Municipal Bond Index(2)                                            3.15     6.72     5.33     5.22

* Returns less than one year are not annualized.

CHARACTERISTICS (AS OF DECEMBER 31, 2002)

   Average Credit Quality(3)                               AA+

   Weighted Average Coupon                               4.87%

   Weighted Average Maturity                             4.56 years

   Estimated Duration                                    3.07 years

   Portfolio Turnover                                      17%

   Number of Holdings                                     139

   NAV (Class A, C, I)              $ 10.68, $ 10.67, $ 10.51

   SEC Yield(4) (Class A, C, I)            2.09%, 1.36%, 2.43%

   Distribution Rate(5)
     (Class A, C, I)                       2.30%, 1.64%, 2.66%

   Taxable Equivalent Yield(6)
     (Class A, C, I)                       3.75%, 2.45%, 4.37%

   Alternative Minimum Tax (AMT)(7)                      2.87%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

            WELLS FARGO CA LIMITED TERM   LEHMAN BROTHERS 3-YEAR   WELLS FARGO CA LIMITED TERM
            TAX-FREE FUND - CLASS A       MUNICIPAL BOND INDEX     TAX-FREE FUND - CLASS I
Dec-92                         $  9,632                 $ 10,000                      $ 10,084
Jan-93                         $  9,719                 $ 10,075                      $ 10,176
Feb-93                         $  9,922                 $ 10,233                      $ 10,389
Mar-93                         $  9,841                 $ 10,202                      $ 10,303
Apr-93                         $  9,893                 $ 10,262                      $ 10,358
May-93                         $  9,908                 $ 10,289                      $ 10,373
Jun-93                         $  9,997                 $ 10,355                      $ 10,467
Jul-93                         $  9,972                 $ 10,360                      $ 10,441
Aug-93                         $ 10,112                 $ 10,457                      $ 10,587
Sep-93                         $ 10,192                 $ 10,503                      $ 10,671
Oct-93                         $ 10,213                 $ 10,525                      $ 10,693
Nov-93                         $ 10,184                 $ 10,511                      $ 10,663
Dec-93                         $ 10,316                 $ 10,621                      $ 10,801
Jan-94                         $ 10,389                 $ 10,708                      $ 10,877
Feb-94                         $ 10,241                 $ 10,608                      $ 10,722
Mar-94                         $ 10,125                 $ 10,480                      $ 10,601
Apr-94                         $ 10,159                 $ 10,541                      $ 10,636
May-94                         $ 10,194                 $ 10,591                      $ 10,674
Jun-94                         $ 10,178                 $ 10,594                      $ 10,657
Jul-94                         $ 10,275                 $ 10,682                      $ 10,758
Aug-94                         $ 10,291                 $ 10,721                      $ 10,774
Sep-94                         $ 10,254                 $ 10,694                      $ 10,736
Oct-94                         $ 10,218                 $ 10,668                      $ 10,698
Nov-94                         $ 10,149                 $ 10,649                      $ 10,627
Dec-94                         $ 10,202                 $ 10,695                      $ 10,681
Jan-95                         $ 10,317                 $ 10,783                      $ 10,802
Feb-95                         $ 10,461                 $ 10,897                      $ 10,953
Mar-95                         $ 10,549                 $ 10,995                      $ 11,045
Apr-95                         $ 10,569                 $ 11,032                      $ 11,066
May-95                         $ 10,719                 $ 11,201                      $ 11,223
Jun-95                         $ 10,722                 $ 11,228                      $ 11,226
Jul-95                         $ 10,816                 $ 11,346                      $ 11,324
Aug-95                         $ 10,892                 $ 11,435                      $ 11,404
Sep-95                         $ 10,937                 $ 11,468                      $ 11,451
Oct-95                         $ 11,001                 $ 11,522                      $ 11,518
Nov-95                         $ 11,078                 $ 11,596                      $ 11,599
Dec-95                         $ 11,134                 $ 11,644                      $ 11,658
Jan-96                         $ 11,224                 $ 11,735                      $ 11,752
Feb-96                         $ 11,214                 $ 11,737                      $ 11,741
Mar-96                         $ 11,141                 $ 11,709                      $ 11,665
Apr-96                         $ 11,144                 $ 11,723                      $ 11,668
May-96                         $ 11,141                 $ 11,733                      $ 11,665
Jun-96                         $ 11,197                 $ 11,803                      $ 11,723
Jul-96                         $ 11,276                 $ 11,869                      $ 11,806
Aug-96                         $ 11,284                 $ 11,886                      $ 11,815
Sep-96                         $ 11,358                 $ 11,959                      $ 11,893
Oct-96                         $ 11,447                 $ 12,043                      $ 11,975
Nov-96                         $ 11,572                 $ 12,156                      $ 12,121
Dec-96                         $ 11,563                 $ 12,162                      $ 12,111
Jan-97                         $ 11,614                 $ 12,215                      $ 12,154
Feb-97                         $ 11,670                 $ 12,275                      $ 12,213
Mar-97                         $ 11,582                 $ 12,212                      $ 12,131
Apr-97                         $ 11,630                 $ 12,264                      $ 12,170
May-97                         $ 11,737                 $ 12,365                      $ 12,296
Jun-97                         $ 11,806                 $ 12,438                      $ 12,369
Jul-97                         $ 11,969                 $ 12,586                      $ 12,531
Aug-97                         $ 11,940                 $ 12,560                      $ 12,500
Sep-97                         $ 12,011                 $ 12,650                      $ 12,575
Oct-97                         $ 12,052                 $ 12,706                      $ 12,619
Nov-97                         $ 12,076                 $ 12,743                      $ 12,644
Dec-97                         $ 12,155                 $ 12,830                      $ 12,728
Jan-98                         $ 12,265                 $ 12,915                      $ 12,846
Feb-98                         $ 12,277                 $ 12,942                      $ 12,858
Mar-98                         $ 12,268                 $ 12,962                      $ 12,848
Apr-98                         $ 12,235                 $ 12,944                      $ 12,813
May-98                         $ 12,344                 $ 13,065                      $ 12,929
Jun-98                         $ 12,382                 $ 13,109                      $ 12,969
Jul-98                         $ 12,435                 $ 13,156                      $ 13,025
Aug-98                         $ 12,602                 $ 13,284                      $ 13,204
Sep-98                         $ 12,748                 $ 13,369                      $ 13,346
Oct-98                         $ 12,765                 $ 13,433                      $ 13,377
Nov-98                         $ 12,802                 $ 13,465                      $ 13,416
Dec-98                         $ 12,818                 $ 13,498                      $ 13,431
Jan-99                         $ 12,945                 $ 13,621                      $ 13,565
Feb-99                         $ 12,908                 $ 13,636                      $ 13,526
Mar-99                         $ 12,936                 $ 13,648                      $ 13,569
Apr-99                         $ 12,941                 $ 13,690                      $ 13,561
May-99                         $ 12,893                 $ 13,671                      $ 13,509
Jun-99                         $ 12,733                 $ 13,589                      $ 13,352
Jul-99                         $ 12,811                 $ 13,657                      $ 13,423
Aug-99                         $ 12,788                 $ 13,673                      $ 13,398
Sep-99                         $ 12,840                 $ 13,725                      $ 13,466
Oct-99                         $ 12,805                 $ 13,727                      $ 13,430
Nov-99                         $ 12,870                 $ 13,787                      $ 13,487
Dec-99                         $ 12,823                 $ 13,765                      $ 13,451
Jan-00                         $ 12,864                 $ 13,790                      $ 13,495
Feb-00                         $ 12,918                 $ 13,834                      $ 13,554
Mar-00                         $ 13,016                 $ 13,906                      $ 13,659
Apr-00                         $ 12,986                 $ 13,907                      $ 13,628
May-00                         $ 13,010                 $ 13,921                      $ 13,654
Jun-00                         $ 13,201                 $ 14,098                      $ 13,859
Jul-00                         $ 13,302                 $ 14,212                      $ 13,968
Aug-00                         $ 13,443                 $ 14,321                      $ 14,119
Sep-00                         $ 13,412                 $ 14,326                      $ 14,087
Oct-00                         $ 13,476                 $ 14,406                      $ 14,156
Nov-00                         $ 13,538                 $ 14,465                      $ 14,224
Dec-00                         $ 13,696                 $ 14,626                      $ 14,392
Jan-01                         $ 13,861                 $ 14,848                      $ 14,556
Feb-01                         $ 13,887                 $ 14,904                      $ 14,585
Mar-01                         $ 13,929                 $ 15,009                      $ 14,645
Apr-01                         $ 13,809                 $ 14,986                      $ 14,519
May-01                         $ 13,916                 $ 15,124                      $ 14,634
Jun-01                         $ 13,994                 $ 15,192                      $ 14,718
Jul-01                         $ 14,113                 $ 15,317                      $ 14,847
Aug-01                         $ 14,273                 $ 15,476                      $ 15,020
Sep-01                         $ 14,281                 $ 15,553                      $ 15,015
Oct-01                         $ 14,385                 $ 15,654                      $ 15,141
Nov-01                         $ 14,309                 $ 15,606                      $ 15,047
Dec-01                         $ 14,271                 $ 15,590                      $ 15,022
Jan-02                         $ 14,434                 $ 15,788                      $ 15,182
Feb-02                         $ 14,551                 $ 15,907                      $ 15,308
Mar-02                         $ 14,283                 $ 15,670                      $ 15,038
Apr-02                         $ 14,498                 $ 15,900                      $ 15,270
May-02                         $ 14,617                 $ 15,992                      $ 15,383
Jun-02                         $ 14,694                 $ 16,130                      $ 15,482
Jul-02                         $ 14,811                 $ 16,256                      $ 15,609
Aug-02                         $ 14,943                 $ 16,360                      $ 15,736
Sep-02                         $ 15,142                 $ 16,489                      $ 15,952
Oct-02                         $ 14,907                 $ 16,492                      $ 15,716
Nov-02                         $ 14,923                 $ 16,403                      $ 15,736
Dec-02                         $ 15,137                 $ 16,639                      $ 15,953

[CHART]

CREDIT QUALITY(3),(9) (AS OF DECEMBER 31, 2002)

AAA                   59%
AA                    10%
A                     14%
BBB                    8%
SP1                    3%
Cash                   5%
Unrated                1%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2002)

0-1 Year              28%
1-5 Years             39%
5-10 Years            32%
10-20 Years            1%

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.31%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Stephen Galiani

INCEPTION DATE
   10/06/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 4.37%(1) for the six-month period ended December 31, 2002, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 4.75% during the period. The Fund's Class A shares distributed $0.28 per share in dividend income and $0.03 per share in capital gains during the period.

     Interest rates declined sharply across the entire yield curve during the second half of the year. Longer maturity issues generally outperformed shorter maturity bonds. The Fund's performance for the period was predominately driven by the change in interest rates.

     The Fund's performance was constrained by our defensive "barbell" posture and especially by its exposure to bonds priced to shorter calls, which lagged in the declining interest rate environment where longer maturity issues performed better. The Fund's best performers were those with low volatility, such as long-term zero coupon bonds and long-term 4% coupon discount bonds. The Fund also had two of its holdings pre-refunded during the period, which provided significant price appreciation.

     During the six-month period, especially in the first three months, we moved the portfolio into a more defensive posture, selling a number of holdings with maturities in the 30-year range and maintaining a larger than usual liquidity position. We shortened the Fund's modified duration by a full year and its average final maturity by 7 1/2 months in anticipation of a rising interest-rate environment.

STRATEGIC OUTLOOK

     We expect that economic growth will soon begin to accelerate, putting upward pressure on interest rates. We intend to maintain the Fund's relatively defensive posture to help minimize the effects of rising rates on the portfolio. We also intend to continue to maintain a relatively high liquidity position, anticipating the opportunity to extend into longer maturity bonds at higher interest-rate levels down the road.

     Quality spreads in the municipal market are currently on the narrow side; we expect that they will widen. The Fund maintains a high quality portfolio and therefore we believe it is positioned to take advantage of a change in interest rates by increasing its exposure to low-A and BBB quality sectors.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B, Class C and Institutional Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares of the Wells Fargo Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2002)

                                                     INCLUDING SALES CHARGE                  EXCLUDING SALES CHARGE
                                              ------------------------------------     -----------------------------------
                                              6-MONTHS*  1-YEAR   5-YEAR   10-YEAR     6-MONTHS*  1-YEAR   5-YEAR  10-YEAR
   Wells Fargo California Tax-Free
     Fund - Class A                             (0.31)     2.68     4.61     5.97        4.37      7.54     5.57     6.46

   Wells Fargo California Tax-Free
     Fund - Class B                             (0.96)     1.79     4.48     5.67        4.04      6.79     4.81     5.67

   Wells Fargo California Tax-Free
     Fund - Class C                              1.97      4.68     4.59     5.56        4.04      6.78     4.81     5.67

   Wells Fargo California Tax-Free
     Fund - Institutional Class                                                          4.47      7.73     5.71     6.53

   Benchmark

     Lehman Brothers Municipal Bond Index(2)                                             4.75      9.60     6.06     6.71

* Returns for periods less than one year are not annualized.

CHARACTERISTICS (AS OF DECEMBER 31, 2002)

   Average Credit Quality(3)                                    AA

   Weighted Average Coupon                                    4.56%

   Weighted Average Maturity                                 17.25 years

   Estimated Duration                                         6.47 years

   Portfolio Turnover                                           10%

   Number of Holdings                                          235

   NAV
     (Class A, B, C, I)         $ 11.45, $ 11.68, $ 11.68, $ 11.48

   SEC Yield(4)
     (Class A, B, C, I)                  3.87%, 3.21%, 3.21%, 4.29%

   Distribution Rate(5)
     (Class A, B, C, I)                  4.56%, 4.02%, 3.97%, 5.02%

   Taxable Equivalent Yield(6)
     (Class A, B, C, I)                  6.95%, 5.77%, 5.77%, 7.70%

   Alternative Minimum Tax (AMT)(7)                           6.71%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

            WELLS FARGO CALIFORNIA       LEHMAN BROTHERS          WELLS FARGO CALIFORNIA
            TAX-FREE FUND - CLASS A      MUNICIPAL BOND INDEX     TAX-FREE FUND - CLASS I
Dec-92                     $  9,554                  $ 10,000                    $ 10,000
Jan-93                     $  9,664                  $ 10,116                    $ 10,116
Feb-93                     $ 10,022                  $ 10,482                    $ 10,490
Mar-93                     $  9,945                  $ 10,371                    $ 10,409
Apr-93                     $ 10,060                  $ 10,476                    $ 10,530
May-93                     $ 10,131                  $ 10,535                    $ 10,605
Jun-93                     $ 10,741                  $ 10,710                    $ 11,244
Jul-93                     $ 10,735                  $ 10,724                    $ 11,237
Aug-93                     $ 11,001                  $ 10,947                    $ 11,516
Sep-93                     $ 11,155                  $ 11,072                    $ 11,677
Oct-93                     $ 11,177                  $ 11,093                    $ 11,700
Nov-93                     $ 11,065                  $ 10,996                    $ 11,583
Dec-93                     $ 11,232                  $ 11,228                    $ 11,758
Jan-94                     $ 11,372                  $ 11,356                    $ 11,905
Feb-94                     $ 11,149                  $ 11,062                    $ 11,671
Mar-94                     $ 10,777                  $ 10,611                    $ 11,281
Apr-94                     $ 10,760                  $ 10,702                    $ 11,264
May-94                     $ 10,872                  $ 10,795                    $ 11,382
Jun-94                     $ 10,845                  $ 10,729                    $ 11,353
Jul-94                     $ 11,030                  $ 10,925                    $ 11,546
Aug-94                     $ 11,073                  $ 10,963                    $ 11,592
Sep-94                     $ 10,944                  $ 10,802                    $ 11,457
Oct-94                     $ 10,783                  $ 10,610                    $ 11,288
Nov-94                     $ 10,591                  $ 10,418                    $ 11,087
Dec-94                     $ 10,747                  $ 10,647                    $ 11,250
Jan-95                     $ 11,045                  $ 10,951                    $ 11,562
Feb-95                     $ 11,313                  $ 11,270                    $ 11,843
Mar-95                     $ 11,412                  $ 11,399                    $ 11,946
Apr-95                     $ 11,415                  $ 11,413                    $ 11,950
May-95                     $ 11,760                  $ 11,777                    $ 12,311
Jun-95                     $ 11,600                  $ 11,674                    $ 12,143
Jul-95                     $ 11,671                  $ 11,785                    $ 12,217
Aug-95                     $ 11,822                  $ 11,934                    $ 12,376
Sep-95                     $ 11,920                  $ 12,010                    $ 12,478
Oct-95                     $ 12,136                  $ 12,184                    $ 12,705
Nov-95                     $ 12,365                  $ 12,387                    $ 12,944
Dec-95                     $ 12,507                  $ 12,505                    $ 13,093
Jan-96                     $ 12,572                  $ 12,600                    $ 13,160
Feb-96                     $ 12,459                  $ 12,515                    $ 13,043
Mar-96                     $ 12,268                  $ 12,355                    $ 12,842
Apr-96                     $ 12,214                  $ 12,320                    $ 12,786
May-96                     $ 12,224                  $ 12,315                    $ 12,796
Jun-96                     $ 12,366                  $ 12,449                    $ 12,945
Jul-96                     $ 12,502                  $ 12,561                    $ 13,088
Aug-96                     $ 12,512                  $ 12,559                    $ 13,098
Sep-96                     $ 12,704                  $ 12,735                    $ 13,299
Oct-96                     $ 12,841                  $ 12,879                    $ 13,443
Nov-96                     $ 13,090                  $ 13,114                    $ 13,703
Dec-96                     $ 13,012                  $ 13,059                    $ 13,621
Jan-97                     $ 13,035                  $ 13,084                    $ 13,645
Feb-97                     $ 13,161                  $ 13,204                    $ 13,777
Mar-97                     $ 12,976                  $ 13,029                    $ 13,583
Apr-97                     $ 13,092                  $ 13,138                    $ 13,705
May-97                     $ 13,289                  $ 13,337                    $ 13,911
Jun-97                     $ 13,405                  $ 13,479                    $ 14,032
Jul-97                     $ 13,842                  $ 13,853                    $ 14,490
Aug-97                     $ 13,682                  $ 13,722                    $ 14,323
Sep-97                     $ 13,837                  $ 13,886                    $ 14,485
Oct-97                     $ 13,922                  $ 13,975                    $ 14,574
Nov-97                     $ 13,986                  $ 14,057                    $ 14,641
Dec-97                     $ 14,178                  $ 14,262                    $ 14,843
Jan-98                     $ 14,362                  $ 14,409                    $ 15,036
Feb-98                     $ 14,362                  $ 14,414                    $ 15,024
Mar-98                     $ 14,354                  $ 14,426                    $ 15,029
Apr-98                     $ 14,295                  $ 14,362                    $ 14,968
May-98                     $ 14,529                  $ 14,588                    $ 15,201
Jun-98                     $ 14,584                  $ 14,645                    $ 15,259
Jul-98                     $ 14,605                  $ 14,682                    $ 15,295
Aug-98                     $ 14,850                  $ 14,910                    $ 15,552
Sep-98                     $ 15,086                  $ 15,096                    $ 15,798
Oct-98                     $ 15,079                  $ 15,096                    $ 15,792
Nov-98                     $ 15,132                  $ 15,149                    $ 15,848
Dec-98                     $ 15,144                  $ 15,196                    $ 15,863
Jan-99                     $ 15,333                  $ 15,377                    $ 16,047
Feb-99                     $ 15,251                  $ 15,309                    $ 15,976
Mar-99                     $ 15,309                  $ 15,330                    $ 16,023
Apr-99                     $ 15,315                  $ 15,369                    $ 16,044
May-99                     $ 15,180                  $ 15,496                    $ 15,904
Jun-99                     $ 14,925                  $ 15,273                    $ 15,639
Jul-99                     $ 14,972                  $ 15,328                    $ 15,689
Aug-99                     $ 14,798                  $ 15,205                    $ 15,507
Sep-99                     $ 14,814                  $ 15,212                    $ 15,512
Oct-99                     $ 14,600                  $ 15,047                    $ 15,290
Nov-99                     $ 14,769                  $ 15,207                    $ 15,483
Dec-99                     $ 14,591                  $ 15,093                    $ 15,300
Jan-00                     $ 14,514                  $ 15,026                    $ 15,221
Feb-00                     $ 14,769                  $ 15,201                    $ 15,475
Mar-00                     $ 15,141                  $ 15,532                    $ 15,882
Apr-00                     $ 15,005                  $ 15,440                    $ 15,728
May-00                     $ 14,942                  $ 15,360                    $ 15,679
Jun-00                     $ 15,389                  $ 15,767                    $ 16,133
Jul-00                     $ 15,639                  $ 15,986                    $ 16,398
Aug-00                     $ 15,977                  $ 16,232                    $ 16,769
Sep-00                     $ 15,882                  $ 16,148                    $ 16,657
Oct-00                     $ 15,992                  $ 16,324                    $ 16,790
Nov-00                     $ 16,129                  $ 16,448                    $ 16,936
Dec-00                     $ 16,590                  $ 16,854                    $ 17,406
Jan-01                     $ 16,658                  $ 17,021                    $ 17,495
Feb-01                     $ 16,720                  $ 17,076                    $ 17,562
Mar-01                     $ 16,818                  $ 17,229                    $ 17,652
Apr-01                     $ 16,573                  $ 17,043                    $ 17,399
May-01                     $ 16,759                  $ 17,227                    $ 17,612
Jun-01                     $ 16,855                  $ 17,343                    $ 17,714
Jul-01                     $ 17,118                  $ 17,599                    $ 17,993
Aug-01                     $ 17,502                  $ 17,890                    $ 18,399
Sep-01                     $ 17,447                  $ 17,829                    $ 18,344
Oct-01                     $ 17,622                  $ 18,032                    $ 18,530
Nov-01                     $ 17,490                  $ 17,881                    $ 18,379
Dec-01                     $ 17,286                  $ 17,711                    $ 18,183
Jan-02                     $ 17,512                  $ 18,017                    $ 18,423
Feb-02                     $ 17,684                  $ 18,234                    $ 18,607
Mar-02                     $ 17,304                  $ 17,876                    $ 18,210
Apr-02                     $ 17,576                  $ 18,225                    $ 18,499
May-02                     $ 17,710                  $ 18,336                    $ 18,626
Jun-02                     $ 17,811                  $ 18,530                    $ 18,751
Jul-02                     $ 17,293                  $ 18,769                    $ 18,206
Aug-02                     $ 17,532                  $ 18,995                    $ 18,459
Sep-02                     $ 17,953                  $ 19,411                    $ 18,905
Oct-02                     $ 17,564                  $ 19,329                    $ 18,499
Nov-02                     $ 17,541                  $ 19,008                    $ 18,463
Dec-02                     $ 17,865                  $ 19,409                    $ 18,823

[CHART]

CREDIT QUALITY(3),(9) (AS OF DECEMBER 31, 2002)

AAA                   55%
BBB                   16%
A1                    12%
AA                     8%
Unrated                5%
SP1                    3%
Cash                   1%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2002)

0-1 Year               6%
1-5 Years              6%
6-10 Years            14%
11-20 Years           38%
20+ Years             36%

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.31%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE
   06/01/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.71%(1) during the six-month period ended December 31, 2002, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index(2), which returned 4.75%. The Fund's Class A shares distributed $0.26 per share in dividend income and no capital gains during the period.

     Interest rates declined sharply across the entire yield curve during the second half of 2002. Longer maturity issues generally outperformed shorter maturity bonds. The Fund's performance was driven primarily by the change in interest rates.

     The Fund's best performing securities were those with low volatility such as long-term zero-coupon bonds and non-callable bond structures in the 15- to 20-year maturity range. The Fund also enjoyed a significant one-time benefit from the resolution of an I.R.S. inquiry that had called into question the taxability of a group of municipal zero-coupon bonds, one of which was held by the Fund. The tax-exempt status of the bonds was upheld, which led to meaningful price appreciation in one large position. In an environment where interest rates are falling sharply, premium-housing revenue bonds typically lag in performance. Consequently, the Fund's portfolio allocation to these types of bonds underperformed other municipal assets.

     During the six-month period, especially in the first three months, we moved the portfolio into a more defensive posture, selling a number of longer-duration assets and maintaining a larger than usual liquidity position. We also shortened the Fund's option-adjusted duration by almost a full year in anticipation of a rising interest-rate environment.

STRATEGIC OUTLOOK

     We expect that economic growth may soon begin to accelerate, putting upward pressure on interest rates. We intend to maintain the Fund's relatively defensive posture in an effort to minimize the effects of rising rates on the portfolio. We also intend to maintain a relatively high liquidity position, anticipating the opportunity to extend into longer maturity bonds at higher interest-rate levels down the road.

     Quality spreads in the municipal market are currently on the narrow side; we expect that they will widen. The Fund currently has a high quality portfolio and therefore we believe that it is positioned to take advantage of such spreads by increasing exposure to low-A and BBB quality sectors.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class B shares for periods prior to August 2, 1993, reflects performance of the Class A shares of the Norwest Advantage Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2002)

                                                       INCLUDING SALES CHARGE                  EXCLUDING SALES CHARGE
                                               -------------------------------------   -------------------------------------
                                                                             LIFE OF                                 LIFE OF
                                               6-MONTH*   1-YEAR    5-YEAR     FUND    6-MONTH*   1-YEAR    5-YEAR     FUND
   Wells Fargo Colorado Tax-Free
     Fund - Class A                               0.95      5.28      4.83      5.80      5.71     10.24      5.80      6.31

   Wells Fargo Colorado Tax-Free
     Fund - Class B                               0.30      4.41      4.68      5.64      5.30      9.41      5.01      5.54

   Wells Fargo Colorado Tax-Free
     Fund - Institutional Class                                                           5.65     10.29      5.81      6.32

   Benchmark

     Lehman Brothers Municipal Bond Index(2)                                              4.75      9.60      6.06      6.43

* Returns less than one year are not annualized.

CHARACTERISTICS (AS OF DECEMBER 31, 2002)

   Average Credit Quality(3)                                       AA

   Weighted Average Coupon                                       5.28%

   Weighted Average Maturity                                    15.12 years

   Estimated Average Duration                                    6.43 years

   Portfolio Turnover                                              13%

   Number of Holdings                                              94

   NAV (Class A, B, I)                      $ 10.95, $ 10.97, $ 10.95

   SEC Yield(4) (Class A, B, I)                    4.04%, 3.47%, 4.48%

   Distribution Rate(5)
     (Class A, B, I)                               4.40%, 3.86%, 4.86%

   Taxable Equivalent Yield(6)
     (Class A, B, I)                               6.90%, 5.93%, 7.65%

   Alternative Minimum Tax (AMT)(7)                              8.82%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

            WELLS FARGO COLORADO         LEHMAN BROTHERS          WELLS FARGO COLORADO
            TAX-FREE FUND - CLASS A      MUNICIPAL BOND INDEX     TAX-FREE FUND - CLASS I
May-93                     $  9,550                  $ 10,000                    $ 10,000
Jun-93                     $  9,685                  $ 10,167                    $ 10,142
Jul-93                     $  9,671                  $ 10,180                    $ 10,127
Aug-93                     $  9,923                  $ 10,392                    $ 10,391
Sep-93                     $ 10,061                  $ 10,510                    $ 10,535
Oct-93                     $ 10,056                  $ 10,530                    $ 10,530
Nov-93                     $  9,933                  $ 10,438                    $ 10,401
Dec-93                     $ 10,176                  $ 10,658                    $ 10,655
Jan-94                     $ 10,335                  $ 10,779                    $ 10,822
Feb-94                     $ 10,027                  $ 10,500                    $ 10,500
Mar-94                     $  9,617                  $ 10,073                    $ 10,081
Apr-94                     $  9,645                  $ 10,159                    $ 10,099
May-94                     $  9,743                  $ 10,247                    $ 10,202
Jun-94                     $  9,671                  $ 10,184                    $ 10,127
Jul-94                     $  9,833                  $ 10,371                    $ 10,297
Aug-94                     $  9,864                  $ 10,407                    $ 10,329
Sep-94                     $  9,714                  $ 10,254                    $ 10,171
Oct-94                     $  9,558                  $ 10,072                    $ 10,009
Nov-94                     $  9,383                  $  9,889                    $  9,825
Dec-94                     $  9,573                  $ 10,107                    $ 10,024
Jan-95                     $  9,767                  $ 10,396                    $ 10,227
Feb-95                     $ 10,024                  $ 10,698                    $ 10,507
Mar-95                     $ 10,112                  $ 10,821                    $ 10,600
Apr-95                     $ 10,142                  $ 10,834                    $ 10,619
May-95                     $ 10,471                  $ 11,179                    $ 10,964
Jun-95                     $ 10,391                  $ 11,082                    $ 10,881
Jul-95                     $ 10,508                  $ 11,187                    $ 11,003
Aug-95                     $ 10,661                  $ 11,328                    $ 11,164
Sep-95                     $ 10,720                  $ 11,400                    $ 11,225
Oct-95                     $ 10,874                  $ 11,566                    $ 11,386
Nov-95                     $ 11,061                  $ 11,758                    $ 11,593
Dec-95                     $ 11,200                  $ 11,871                    $ 11,727
Jan-96                     $ 11,280                  $ 11,961                    $ 11,812
Feb-96                     $ 11,195                  $ 11,880                    $ 11,734
Mar-96                     $ 11,058                  $ 11,728                    $ 11,590
Apr-96                     $ 10,998                  $ 11,695                    $ 11,527
May-96                     $ 11,032                  $ 11,690                    $ 11,551
Jun-96                     $ 11,169                  $ 11,818                    $ 11,694
Jul-96                     $ 11,300                  $ 11,924                    $ 11,832
Aug-96                     $ 11,279                  $ 11,922                    $ 11,810
Sep-96                     $ 11,463                  $ 12,089                    $ 12,002
Oct-96                     $ 11,596                  $ 12,225                    $ 12,142
Nov-96                     $ 11,751                  $ 12,449                    $ 12,304
Dec-96                     $ 11,746                  $ 12,397                    $ 12,299
Jan-97                     $ 11,811                  $ 12,420                    $ 12,368
Feb-97                     $ 11,893                  $ 12,534                    $ 12,453
Mar-97                     $ 11,733                  $ 12,368                    $ 12,285
Apr-97                     $ 11,842                  $ 12,472                    $ 12,400
May-97                     $ 12,024                  $ 12,660                    $ 12,590
Jun-97                     $ 12,145                  $ 12,795                    $ 12,718
Jul-97                     $ 12,541                  $ 13,150                    $ 13,132
Aug-97                     $ 12,345                  $ 13,026                    $ 12,927
Sep-97                     $ 12,516                  $ 13,181                    $ 13,118
Oct-97                     $ 12,641                  $ 13,266                    $ 13,237
Nov-97                     $ 12,718                  $ 13,344                    $ 13,330
Dec-97                     $ 12,955                  $ 13,539                    $ 13,565
Jan-98                     $ 13,071                  $ 13,678                    $ 13,699
Feb-98                     $ 13,071                  $ 13,682                    $ 13,687
Mar-98                     $ 13,076                  $ 13,695                    $ 13,692
Apr-98                     $ 12,958                  $ 13,633                    $ 13,581
May-98                     $ 13,222                  $ 13,848                    $ 13,844
Jun-98                     $ 13,274                  $ 13,902                    $ 13,899
Jul-98                     $ 13,292                  $ 13,937                    $ 13,918
Aug-98                     $ 13,521                  $ 14,153                    $ 14,158
Sep-98                     $ 13,723                  $ 14,330                    $ 14,370
Oct-98                     $ 13,612                  $ 14,330                    $ 14,254
Nov-98                     $ 13,714                  $ 14,380                    $ 14,360
Dec-98                     $ 13,750                  $ 14,425                    $ 14,398
Jan-99                     $ 13,894                  $ 14,596                    $ 14,549
Feb-99                     $ 13,777                  $ 14,532                    $ 14,426
Mar-99                     $ 13,768                  $ 14,552                    $ 14,417
Apr-99                     $ 13,810                  $ 14,589                    $ 14,474
May-99                     $ 13,723                  $ 14,710                    $ 14,369
Jun-99                     $ 13,452                  $ 14,498                    $ 14,086
Jul-99                     $ 13,470                  $ 14,550                    $ 14,105
Aug-99                     $ 13,306                  $ 14,434                    $ 13,933
Sep-99                     $ 13,206                  $ 14,440                    $ 13,828
Oct-99                     $ 13,028                  $ 14,284                    $ 13,641
Nov-99                     $ 13,165                  $ 14,435                    $ 13,786
Dec-99                     $ 12,996                  $ 14,327                    $ 13,622
Jan-00                     $ 12,857                  $ 14,264                    $ 13,462
Feb-00                     $ 13,104                  $ 14,429                    $ 13,721
Mar-00                     $ 13,423                  $ 14,744                    $ 14,070
Apr-00                     $ 13,335                  $ 14,657                    $ 13,963
May-00                     $ 13,192                  $ 14,581                    $ 13,814
Jun-00                     $ 13,569                  $ 14,967                    $ 14,223
Jul-00                     $ 13,798                  $ 15,175                    $ 14,462
Aug-00                     $ 14,069                  $ 15,409                    $ 14,732
Sep-00                     $ 13,964                  $ 15,329                    $ 14,636
Oct-00                     $ 14,140                  $ 15,496                    $ 14,806
Nov-00                     $ 14,260                  $ 15,614                    $ 14,932
Dec-00                     $ 14,782                  $ 15,999                    $ 15,478
Jan-01                     $ 14,881                  $ 16,158                    $ 15,597
Feb-01                     $ 14,974                  $ 16,209                    $ 15,680
Mar-01                     $ 15,100                  $ 16,355                    $ 15,812
Apr-01                     $ 14,832                  $ 16,179                    $ 15,530
May-01                     $ 14,983                  $ 16,353                    $ 15,704
Jun-01                     $ 15,135                  $ 16,463                    $ 15,863
Jul-01                     $ 15,433                  $ 16,706                    $ 16,160
Aug-01                     $ 15,761                  $ 16,982                    $ 16,503
Sep-01                     $ 15,676                  $ 16,924                    $ 16,430
Oct-01                     $ 15,860                  $ 17,117                    $ 16,607
Nov-01                     $ 15,716                  $ 16,974                    $ 16,456
Dec-01                     $ 15,577                  $ 16,812                    $ 16,311
Jan-02                     $ 15,796                  $ 17,103                    $ 16,540
Feb-02                     $ 15,993                  $ 17,308                    $ 16,746
Mar-02                     $ 15,684                  $ 16,969                    $ 16,439
Apr-02                     $ 15,961                  $ 17,300                    $ 16,729
May-02                     $ 16,058                  $ 17,406                    $ 16,830
Jun-02                     $ 16,245                  $ 17,590                    $ 17,026
Jul-02                     $ 16,590                  $ 17,817                    $ 17,387
Aug-02                     $ 16,812                  $ 18,031                    $ 17,603
Sep-02                     $ 17,219                  $ 18,426                    $ 18,030
Oct-02                     $ 16,870                  $ 18,348                    $ 17,664
Nov-02                     $ 16,793                  $ 18,044                    $ 17,588
Dec-02                     $ 17,172                  $ 18,424                    $ 17,989

[CHART]

CREDIT QUALITY(3),(9) (AS OF DECEMBER 31, 2002)

AAA                   38%
AA                    30%
Unrated               11%
A                      9%
BBB                    8%
Cash                   3%
SP1                    1%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2002)

0-1 Year               5%
1-5 Years              1%
6-10 Years            17%
11-20 Years           61%
21+ Years             16%

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.44%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Patricia Hovanetz, CFA

INCEPTION DATE
   01/12/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 4.72%(1) for the six-month period ended December 31, 2002, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 4.75%. The Fund's Class A shares distributed $0.25 per share in dividend income and no capital gains during the period.

     Interest rates declined sharply across the entire yield curve for the second half of 2002. The Fund's performance was driven by the change in rates, with longer-term issues outperforming and shorter-term bonds lagging in performance.

     The Fund's best performers were those with low volatility, such as long-term zero coupon bonds and other long-term non-callable issues. The Fund also had some of its holdings pre-refunded during the period giving them a big price mark-up. Lagging issues were those with the shortest maturities.

     No major shifts were made during the period. We maintained the Fund's average maturity at just less than 14 years throughout the period. Duration increased by about 1/2 year due primarily to the addition of some long-term health care issues late in the period. The Fund maintained a neutral duration position relative to the Index.

STRATEGIC OUTLOOK

     We expect that over the next several months, economic growth will begin to accelerate, putting upward pressure on interest rates. The challenge will be to position the Fund to take advantage of these anticipated shifts. We expect to maintain our neutral duration position for the time being but remain vigilant for indications that a shortening move may be necessary.

     We expect that quality spreads will widen in the municipal market because of the strained state and municipal budgets. The Fund currently has a high quality portfolio and therefore we believe that it is positioned to take advantage of such spreads by increasing exposure to low-A and BBB quality sectors.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares adjusted to reflect Class B shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2002)

                                                        INCLUDING SALES CHARGE               EXCLUDING SALES CHARGE
                                                  ---------------------------------    ---------------------------------
                                                  6-MONTH*  1-YEAR  5-YEAR  10-YEAR    6-MONTH*  1-YEAR  5-YEAR  10-YEAR
   Wells Fargo Minnesota Tax-Free
     Fund - Class A                                 0.01     4.02    4.24     5.50       4.72     8.92    5.21     5.99

   Wells Fargo Minnesota Tax-Free
     Fund - Class B                                (0.67)    3.21    4.08     5.18       4.33     8.21    4.42     5.18

   Wells Fargo Minnesota Tax-Free
     Fund - Institutional Class                                                          4.67     8.87    5.20     5.99

   Benchmark

     Lehman Brothers Municipal Bond Index(2)                                             4.75     9.60    6.06     6.71

* Returns less than one year are not annualized.

CHARACTERISTICS (AS OF DECEMBER 31, 2002)

   Average Credit Quality(3)                                       AA

   Weighted Average Coupon                                       5.17%

   Weighted Average Maturity                                    13.96 years

   Estimated Duration                                            5.92 years

   Portfolio Turnover                                              14%

   Number of Holdings                                             200

   NAV (Class A, B, I)                      $ 11.10, $ 11.10, $ 11.09

   SEC Yield(4) (Class A, B, I)                    3.70%, 3.13%, 4.13%

   Distribution Rate(5)
     (Class A, B, I)                               4.01%, 3.46%, 4.45%

   Taxable Equivalent Yield(6)
     (Class A, B, I)                               6.54%, 5.53%, 7.29%

   Alternative Minimum Tax (AMT)(7)                              1.99%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

            WELLS FARGO MINNESOTA        LEHMAN BROTHERS          WELLS FARGO MINNESOTA
            TAX-FREE FUND - CLASS A      MUNICIPAL BOND INDEX     TAX-FREE FUND - CLASS I
Dec-92                     $  9,550                  $ 10,000                    $ 10,000
Jan-93                     $  9,642                  $ 10,116                    $ 10,097
Feb-93                     $  9,908                  $ 10,482                    $ 10,375
Mar-93                     $  9,801                  $ 10,371                    $ 10,263
Apr-93                     $  9,900                  $ 10,476                    $ 10,366
May-93                     $  9,957                  $ 10,535                    $ 10,427
Jun-93                     $ 10,962                  $ 10,710                    $ 10,986
Jul-93                     $ 10,971                  $ 10,724                    $ 11,005
Aug-93                     $ 11,190                  $ 10,947                    $ 11,255
Sep-93                     $ 11,361                  $ 11,072                    $ 11,424
Oct-93                     $ 11,339                  $ 11,093                    $ 11,419
Nov-93                     $ 11,226                  $ 10,996                    $ 11,313
Dec-93                     $ 11,448                  $ 11,228                    $ 11,543
Jan-94                     $ 11,569                  $ 11,356                    $ 11,673
Feb-94                     $ 11,255                  $ 11,062                    $ 11,352
Mar-94                     $ 10,798                  $ 10,611                    $ 10,910
Apr-94                     $ 10,834                  $ 10,702                    $ 10,953
May-94                     $ 10,915                  $ 10,795                    $ 11,041
Jun-94                     $ 10,833                  $ 10,729                    $ 10,965
Jul-94                     $ 10,947                  $ 10,925                    $ 11,077
Aug-94                     $ 11,007                  $ 10,963                    $ 11,145
Sep-94                     $ 10,819                  $ 10,802                    $ 10,961
Oct-94                     $ 10,637                  $ 10,610                    $ 10,795
Nov-94                     $ 10,433                  $ 10,418                    $ 10,584
Dec-94                     $ 10,689                  $ 10,647                    $ 10,861
Jan-95                     $ 10,995                  $ 10,951                    $ 11,168
Feb-95                     $ 11,314                  $ 11,270                    $ 11,499
Mar-95                     $ 11,387                  $ 11,399                    $ 11,592
Apr-95                     $ 11,397                  $ 11,413                    $ 11,598
May-95                     $ 11,747                  $ 11,777                    $ 11,973
Jun-95                     $ 11,639                  $ 11,674                    $ 11,860
Jul-95                     $ 11,696                  $ 11,785                    $ 11,925
Aug-95                     $ 11,824                  $ 11,934                    $ 12,063
Sep-95                     $ 11,884                  $ 12,010                    $ 12,132
Oct-95                     $ 12,078                  $ 12,184                    $ 12,338
Nov-95                     $ 12,284                  $ 12,387                    $ 12,568
Dec-95                     $ 12,434                  $ 12,505                    $ 12,718
Jan-96                     $ 12,500                  $ 12,600                    $ 12,793
Feb-96                     $ 12,380                  $ 12,515                    $ 12,690
Mar-96                     $ 12,192                  $ 12,355                    $ 12,494
Apr-96                     $ 12,143                  $ 12,320                    $ 12,451
May-96                     $ 12,133                  $ 12,315                    $ 12,449
Jun-96                     $ 12,280                  $ 12,449                    $ 12,607
Jul-96                     $ 12,361                  $ 12,561                    $ 12,710
Aug-96                     $ 12,328                  $ 12,559                    $ 12,673
Sep-96                     $ 12,524                  $ 12,735                    $ 12,882
Oct-96                     $ 12,654                  $ 12,879                    $ 13,024
Nov-96                     $ 12,857                  $ 13,114                    $ 13,253
Dec-96                     $ 12,807                  $ 13,059                    $ 13,198
Jan-97                     $ 12,796                  $ 13,084                    $ 13,195
Feb-97                     $ 12,888                  $ 13,204                    $ 13,298
Mar-97                     $ 12,702                  $ 13,029                    $ 13,114
Apr-97                     $ 12,821                  $ 13,138                    $ 13,258
May-97                     $ 13,004                  $ 13,337                    $ 13,442
Jun-97                     $ 13,123                  $ 13,479                    $ 13,573
Jul-97                     $ 13,515                  $ 13,853                    $ 13,988
Aug-97                     $ 13,327                  $ 13,722                    $ 13,815
Sep-97                     $ 13,496                  $ 13,886                    $ 13,986
Oct-97                     $ 13,594                  $ 13,975                    $ 14,096
Nov-97                     $ 13,665                  $ 14,057                    $ 14,179
Dec-97                     $ 13,876                  $ 14,262                    $ 14,407
Jan-98                     $ 14,012                  $ 14,409                    $ 14,558
Feb-98                     $ 13,992                  $ 14,414                    $ 14,559
Mar-98                     $ 14,001                  $ 14,426                    $ 14,564
Apr-98                     $ 13,895                  $ 14,362                    $ 14,462
May-98                     $ 14,160                  $ 14,588                    $ 14,748
Jun-98                     $ 14,194                  $ 14,645                    $ 14,805
Jul-98                     $ 14,216                  $ 14,682                    $ 14,825
Aug-98                     $ 14,457                  $ 14,910                    $ 15,099
Sep-98                     $ 14,646                  $ 15,096                    $ 15,306
Oct-98                     $ 14,550                  $ 15,096                    $ 15,202
Nov-98                     $ 14,609                  $ 15,149                    $ 15,272
Dec-98                     $ 14,616                  $ 15,196                    $ 15,304
Jan-99                     $ 14,756                  $ 15,377                    $ 15,446
Feb-99                     $ 14,680                  $ 15,309                    $ 15,376
Mar-99                     $ 14,676                  $ 15,330                    $ 15,381
Apr-99                     $ 14,709                  $ 15,369                    $ 15,425
May-99                     $ 14,611                  $ 15,496                    $ 15,332
Jun-99                     $ 14,364                  $ 15,273                    $ 15,083
Jul-99                     $ 14,347                  $ 15,328                    $ 15,074
Aug-99                     $ 14,089                  $ 15,205                    $ 14,827
Sep-99                     $ 13,964                  $ 15,212                    $ 14,690
Oct-99                     $ 13,705                  $ 15,047                    $ 14,427
Nov-99                     $ 13,810                  $ 15,207                    $ 14,561
Dec-99                     $ 13,658                  $ 15,093                    $ 14,396
Jan-00                     $ 13,534                  $ 15,026                    $ 14,274
Feb-00                     $ 13,804                  $ 15,201                    $ 14,567
Mar-00                     $ 14,162                  $ 15,532                    $ 14,954
Apr-00                     $ 14,034                  $ 15,440                    $ 14,828
May-00                     $ 13,908                  $ 15,360                    $ 14,705
Jun-00                     $ 14,255                  $ 15,767                    $ 15,080
Jul-00                     $ 14,463                  $ 15,986                    $ 15,311
Aug-00                     $ 14,673                  $ 16,232                    $ 15,542
Sep-00                     $ 14,585                  $ 16,148                    $ 15,459
Oct-00                     $ 14,740                  $ 16,324                    $ 15,632
Nov-00                     $ 14,836                  $ 16,448                    $ 15,744
Dec-00                     $ 15,249                  $ 16,854                    $ 16,208
Jan-01                     $ 15,306                  $ 17,021                    $ 16,263
Feb-01                     $ 15,385                  $ 17,076                    $ 16,373
Mar-01                     $ 15,514                  $ 17,229                    $ 16,504
Apr-01                     $ 15,308                  $ 17,043                    $ 16,311
May-01                     $ 15,480                  $ 17,227                    $ 16,505
Jun-01                     $ 15,608                  $ 17,343                    $ 16,636
Jul-01                     $ 15,854                  $ 17,599                    $ 16,909
Aug-01                     $ 16,087                  $ 17,890                    $ 17,183
Sep-01                     $ 16,008                  $ 17,829                    $ 17,095
Oct-01                     $ 16,182                  $ 18,032                    $ 17,291
Nov-01                     $ 16,027                  $ 17,881                    $ 17,137
Dec-01                     $ 15,919                  $ 17,711                    $ 17,048
Jan-02                     $ 16,106                  $ 18,017                    $ 17,243
Feb-02                     $ 16,305                  $ 18,234                    $ 17,466
Mar-02                     $ 16,015                  $ 17,876                    $ 17,166
Apr-02                     $ 16,280                  $ 18,225                    $ 17,461
May-02                     $ 16,367                  $ 18,336                    $ 17,565
Jun-02                     $ 16,512                  $ 18,530                    $ 17,731
Jul-02                     $ 16,533                  $ 18,769                    $ 17,312
Aug-02                     $ 16,719                  $ 18,995                    $ 17,506
Sep-02                     $ 17,054                  $ 19,411                    $ 17,873
Oct-02                     $ 16,783                  $ 19,329                    $ 17,574
Nov-02                     $ 16,690                  $ 19,008                    $ 17,479
Dec-02                     $ 17,088                  $ 19,409                    $ 17,884

[CHART]

CREDIT QUALITY(3),(9) (AS OF DECEMBER 31, 2002)

AAA                   47%
AA                    27%
A                     10%
Unrated                9%
BBB                    6%
SP1                    1%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2002)

0-1 Year               4%
1-5 Years              9%
5-10 Years            15%
10-20 Years           58%
20+ Years             14%

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 43.42%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

   The National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Patricia Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE
   10/01/96

PERFORMANCE HIGHLIGHTS

     The Fund returned 4.01%(1) for the six-month period ended December 31, 2002, outperforming the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 3.15%. The Fund distributed $0.20 per share in dividend income and no capital gains during the period.

     Interest rates declined sharply across the entire yield curve during the second half of 2002. The Fund had long-term holdings that responded positively to the rate decline. Some of the Fund's shortest-term holdings, however, underperformed the overall market. The Fund's outperformance of its benchmark was the result of a combination of above-average income and being properly positioned for the declining interest-rate environment.

     The best performance for the Fund was provided by bonds maturing in 2009 through 2011, the point on the yield curve where yield declines of 0.60% translated into significant price appreciation. The holdings that lagged for the Fund were primarily those with very short durations and those that were held primarily for yield. These types of issues often have structures that do not respond as readily to changing market yields.

     The Fund maintained a constant path throughout the six-month period. No major portfolio shifts were made. The average maturity of the Fund's portfolio remained at about 5 1/2 years and the duration increased by about three months.

STRATEGIC OUTLOOK

     The Fund has grown significantly over the past six months as short-term interest rates have declined sharply. We expect that over the next several months, economic growth may pick up and that short-term rates may begin to rise. At that point, asset flows may reverse and the challenge will be to properly position the Fund to take advantage of these shifts.

     The Fund currently maintains a liquidity position so that its portfolio allocation can be shifted quickly. Because many states are facing large budget deficits, the overall credit quality of municipal securities is under pressure. Therefore, we expect that quality spreads in the market will widen. The Fund currently has a high quality portfolio and we believe that it is in a position to take advantage of such spreads by increasing exposure to low-A and BBB quality sectors.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2002)

                                                       6-MONTHS*   1-YEAR   5-YEAR   LIFE OF FUND
   Wells Fargo National Limited Term Tax-Free Fund       4.01       8.18     5.07        5.95

   Benchmark

     Lehman Brothers 3-Year Municipal Bond Index(2)      3.15       6.72     5.33        5.42

* Returns less than one year are not annualized.

CHARACTERISTICS (AS OF DECEMBER 31, 2002)

   Average Credit Quality(3)                                       AA

   Weighted Average Coupon                                       4.90%

   Weighted Average Maturity                                     5.62 years

   Estimated Duration                                            4.12 years

   Portfolio Turnover                                              13%

   Number of Holdings                                             129

   NAV                                                        $ 10.96

   SEC Yield(4)                                                  3.18%

   Distribution Rate(5)                                          3.46%

   Taxable Equivalent Yield(6)                                   5.18%

   Alternative Minimum Tax (AMT)(7)                              4.66%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

              WELLS FARGO NATIONAL LIMITED TERM       LEHMAN BROTHERS 3-YEAR
              TAX-FREE FUND - CLASS I                 MUNICIPAL BOND INDEX
Sep-96                                 $ 10,000                     $ 10,000
Oct-96                                 $ 10,387                     $ 10,070
Nov-96                                 $ 10,537                     $ 10,165
Dec-96                                 $ 10,515                     $ 10,170
Jan-97                                 $ 10,555                     $ 10,214
Feb-97                                 $ 10,621                     $ 10,265
Mar-97                                 $ 10,566                     $ 10,211
Apr-97                                 $ 10,616                     $ 10,255
May-97                                 $ 10,699                     $ 10,339
Jun-97                                 $ 10,780                     $ 10,400
Jul-97                                 $ 10,977                     $ 10,524
Aug-97                                 $ 10,905                     $ 10,503
Sep-97                                 $ 10,998                     $ 10,577
Oct-97                                 $ 11,071                     $ 10,625
Nov-97                                 $ 11,101                     $ 10,656
Dec-97                                 $ 11,207                     $ 10,728
Jan-98                                 $ 11,281                     $ 10,799
Feb-98                                 $ 11,287                     $ 10,822
Mar-98                                 $ 11,330                     $ 10,839
Apr-98                                 $ 11,285                     $ 10,824
May-98                                 $ 11,414                     $ 10,925
Jun-98                                 $ 11,455                     $ 10,962
Jul-98                                 $ 11,488                     $ 11,001
Aug-98                                 $ 11,619                     $ 11,108
Sep-98                                 $ 11,715                     $ 11,179
Oct-98                                 $ 11,736                     $ 11,233
Nov-98                                 $ 11,756                     $ 11,260
Dec-98                                 $ 11,799                     $ 11,287
Jan-99                                 $ 11,896                     $ 11,389
Feb-99                                 $ 11,879                     $ 11,402
Mar-99                                 $ 11,875                     $ 11,412
Apr-99                                 $ 11,904                     $ 11,448
May-99                                 $ 11,867                     $ 11,432
Jun-99                                 $ 11,739                     $ 11,363
Jul-99                                 $ 11,805                     $ 11,420
Aug-99                                 $ 11,780                     $ 11,433
Sep-99                                 $ 11,789                     $ 11,477
Oct-99                                 $ 11,765                     $ 11,478
Nov-99                                 $ 11,832                     $ 11,529
Dec-99                                 $ 11,808                     $ 11,510
Jan-00                                 $ 11,785                     $ 11,531
Feb-00                                 $ 11,841                     $ 11,568
Mar-00                                 $ 11,922                     $ 11,628
Apr-00                                 $ 11,909                     $ 11,629
May-00                                 $ 11,898                     $ 11,641
Jun-00                                 $ 12,049                     $ 11,788
Jul-00                                 $ 12,179                     $ 11,884
Aug-00                                 $ 12,285                     $ 11,975
Sep-00                                 $ 12,283                     $ 11,979
Oct-00                                 $ 12,354                     $ 12,046
Nov-00                                 $ 12,399                     $ 12,096
Dec-00                                 $ 12,579                     $ 12,230
Jan-01                                 $ 12,723                     $ 12,416
Feb-01                                 $ 12,767                     $ 12,463
Mar-01                                 $ 12,863                     $ 12,550
Apr-01                                 $ 12,810                     $ 12,531
May-01                                 $ 12,930                     $ 12,647
Jun-01                                 $ 12,999                     $ 12,703
Jul-01                                 $ 13,132                     $ 12,808
Aug-01                                 $ 13,278                     $ 12,941
Sep-01                                 $ 13,335                     $ 13,006
Oct-01                                 $ 13,419                     $ 13,090
Nov-01                                 $ 13,324                     $ 13,050
Dec-01                                 $ 13,269                     $ 13,036
Jan-02                                 $ 13,427                     $ 13,202
Feb-02                                 $ 13,570                     $ 13,301
Mar-02                                 $ 13,310                     $ 13,103
Apr-02                                 $ 13,583                     $ 13,295
May-02                                 $ 13,654                     $ 13,373
Jun-02                                 $ 13,947                     $ 13,488
Jul-02                                 $ 13,947                     $ 13,593
Aug-02                                 $ 14,068                     $ 13,680
Sep-02                                 $ 14,265                     $ 13,788
Oct-02                                 $ 14,100                     $ 13,791
Nov-02                                 $ 14,077                     $ 13,716
Dec-02                                 $ 14,354                     $ 13,914

[CHART]

CREDIT QUALITY(3),(9) (AS OF DECEMBER 31, 2002)

AAA                   54%
AA                    17%
A                     15%
BBB                    8%
SP1                    3%
Unrated                2%
Cash                   1%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2002)

0-1 Year               5%
1-5 Years             26%
5-10 Years            67%
11-20 Years            2%

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. You cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 38.60%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

(9) Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE

   The National Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE
   08/01/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 4.11%(1) during the six-month period ended December 31, 2002, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2), which returned 4.75%. The Fund's Class A shares distributed $0.25 per share in dividend income and no capital gains during the period.

     Interest rates declined sharply across the entire yield curve for the second half of 2002. Longer maturity issues generally outperformed shorter maturity bonds. The Fund's performance for the period was driven mainly by the change in rates.

     The Fund's best performers were those with low volatility, such as long-term zero-coupon bonds, discount coupons and non-callable bond structures in the 15- to 20-year maturity range. In addition, one derivative instrument contributed significantly to the Fund when the yield curve remained steep.

     Increased concerns regarding municipal credit risk caused spread premiums to widen during the period, especially for BBB-rated and other lower rated investment-grade issues. The Fund's portfolio allocation to these types of investments generally underperformed other allocations.

     Two of the Fund's positions in toll-road revenue bonds traded into high-yield territory as their financial performance deteriorated given weak economic fundamentals in their geographic regions. The Fund has been monitoring three other positions that are currently in default. (These three positions aggregate less than 1% of the market value of the Fund.) We responded to these problems in an effort to mitigate any negative impact to the Fund's future performance.

STRATEGIC OUTLOOK

     We expect that economic growth may soon begin to accelerate, putting upward pressure on interest rates. We intend to maintain the Fund's relatively defensive posture in an effort to minimize the effects of rising rates on the portfolio. We also intend to maintain a relatively high liquidity position, anticipating the opportunity to extend into longer maturity bonds at higher interest-rate levels down the road. By year-end quality spreads in the municipal market were on the narrow side; we expect that they may widen. The Fund has been marginally reducing exposure to lower investment-grade credits to selectively take advantage of these issues at wider spreads in the future.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% charge and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2002)

                                                           INCLUDING SALES CHARGE                   EXCLUDING SALES CHARGE
                                                 ---------------------------------------    -------------------------------------
                                                 6-MONTHS*    1-YEAR    5-YEAR   10-YEAR    6-MONTHS*  1-YEAR    5-YEAR   10-YEAR
   Wells Fargo National Tax-Free
     Fund - Class A                                (0.58)      3.19      4.18      5.60       4.11      8.05      5.14      6.09

   Wells Fargo National Tax-Free
     Fund - Class B                                (1.18)      2.35      4.04      5.33       3.82      7.35      4.38      5.33

   Wells Fargo National Tax-Free
     Fund - Class C                                 1.69       5.18      4.14      5.22       3.71      7.24      4.35      5.32

   Wells Fargo National Tax-Free
     Fund - Institutional Class                                                               4.22      8.38      5.29      6.17

   Benchmark

     Lehman Brothers Municipal Bond Index(2)                                                  4.75      9.60      6.06      6.71

* Returns less than one year are not annualized.

CHARACTERISTICS (AS OF DECEMBER 31, 2002)

   Average Credit Quality(3)                                          AA-

   Weighted Average Coupon                                          5.27%

   Weighted Average Maturity                                       18.55 years

   Estimated Duration                                               7.07 years

   Portfolio Turnover                                                 19%

   Number of Holdings                                                317

   NAV
     (Class A, B, C, I)               $ 10.46, $ 10.47, $ 10.46, $ 10.47

   SEC Yield(4)
     (Class A, B, C I)                         4.13%, 3.57%, 3.56%, 4.57%

   Distribution Rate(5)
     (Class A, B, C, I)                        4.48%, 3.94%, 3.89%, 4.93%

   Taxable Equivalent Yield(6)
     (Class A, B, C, I)                        6.72%, 5.82%, 5.80%, 7.44%

   Alternative Minimum Tax (AMT)(7)                                 6.39%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

               WELLS FARGO NATIONAL           LEHMAN BROTHERS        WELLS FARGO NATIONAL
            TAX-FREE FUND - CLASS A      MUNICIPAL BOND INDEX     TAX-FREE FUND - CLASS I
Dec-92                     $  9,550                  $ 10,000                    $ 10,000
Jan-93                     $  9,608                  $ 10,116                    $ 10,061
Feb-93                     $  9,822                  $ 10,482                    $ 10,284
Mar-93                     $  9,756                  $ 10,371                    $ 10,216
Apr-93                     $  9,837                  $ 10,476                    $ 10,301
May-93                     $  9,875                  $ 10,535                    $ 10,340
Jun-93                     $ 10,356                  $ 10,710                    $ 10,844
Jul-93                     $ 10,369                  $ 10,724                    $ 10,858
Aug-93                     $ 10,582                  $ 10,947                    $ 11,091
Sep-93                     $ 10,671                  $ 11,072                    $ 11,174
Oct-93                     $ 10,690                  $ 11,093                    $ 11,194
Nov-93                     $ 10,538                  $ 10,996                    $ 11,046
Dec-93                     $ 10,782                  $ 11,228                    $ 11,301
Jan-94                     $ 10,936                  $ 11,356                    $ 11,451
Feb-94                     $ 10,622                  $ 11,062                    $ 11,123
Mar-94                     $ 10,189                  $ 10,611                    $ 10,670
Apr-94                     $ 10,289                  $ 10,702                    $ 10,774
May-94                     $ 10,360                  $ 10,795                    $ 10,848
Jun-94                     $ 10,323                  $ 10,729                    $ 10,810
Jul-94                     $ 10,471                  $ 10,925                    $ 10,965
Aug-94                     $ 10,512                  $ 10,963                    $ 11,007
Sep-94                     $ 10,369                  $ 10,802                    $ 10,869
Oct-94                     $ 10,230                  $ 10,610                    $ 10,712
Nov-94                     $ 10,036                  $ 10,418                    $ 10,520
Dec-94                     $ 10,257                  $ 10,647                    $ 10,752
Jan-95                     $ 10,530                  $ 10,951                    $ 11,026
Feb-95                     $ 10,791                  $ 11,270                    $ 11,311
Mar-95                     $ 10,858                  $ 11,399                    $ 11,381
Apr-95                     $ 10,883                  $ 11,413                    $ 11,396
May-95                     $ 11,233                  $ 11,777                    $ 11,762
Jun-95                     $ 11,128                  $ 11,674                    $ 11,652
Jul-95                     $ 11,223                  $ 11,785                    $ 11,752
Aug-95                     $ 11,345                  $ 11,934                    $ 11,892
Sep-95                     $ 11,409                  $ 12,010                    $ 11,959
Oct-95                     $ 11,566                  $ 12,184                    $ 12,123
Nov-95                     $ 11,838                  $ 12,387                    $ 12,395
Dec-95                     $ 11,988                  $ 12,505                    $ 12,552
Jan-96                     $ 12,089                  $ 12,600                    $ 12,671
Feb-96                     $ 12,000                  $ 12,515                    $ 12,566
Mar-96                     $ 11,844                  $ 12,355                    $ 12,402
Apr-96                     $ 11,815                  $ 12,320                    $ 12,385
May-96                     $ 11,827                  $ 12,315                    $ 12,384
Jun-96                     $ 11,926                  $ 12,449                    $ 12,501
Jul-96                     $ 12,080                  $ 12,561                    $ 12,661
Aug-96                     $ 12,054                  $ 12,559                    $ 12,622
Sep-96                     $ 12,215                  $ 12,735                    $ 12,803
Oct-96                     $ 12,382                  $ 12,879                    $ 12,978
Nov-96                     $ 12,587                  $ 13,114                    $ 13,180
Dec-96                     $ 12,556                  $ 13,059                    $ 13,147
Jan-97                     $ 12,577                  $ 13,084                    $ 13,183
Feb-97                     $ 12,692                  $ 13,204                    $ 13,289
Mar-97                     $ 12,506                  $ 13,029                    $ 13,095
Apr-97                     $ 12,639                  $ 13,138                    $ 13,234
May-97                     $ 12,824                  $ 13,337                    $ 13,442
Jun-97                     $ 12,957                  $ 13,479                    $ 13,580
Jul-97                     $ 13,360                  $ 13,853                    $ 14,002
Aug-97                     $ 13,198                  $ 13,722                    $ 13,820
Sep-97                     $ 13,370                  $ 13,886                    $ 14,014
Oct-97                     $ 13,467                  $ 13,975                    $ 14,101
Nov-97                     $ 13,576                  $ 14,057                    $ 14,229
Dec-97                     $ 13,844                  $ 14,262                    $ 14,497
Jan-98                     $ 13,957                  $ 14,409                    $ 14,628
Feb-98                     $ 13,944                  $ 14,414                    $ 14,615
Mar-98                     $ 13,964                  $ 14,426                    $ 14,636
Apr-98                     $ 13,836                  $ 14,362                    $ 14,502
May-98                     $ 14,149                  $ 14,588                    $ 14,816
Jun-98                     $ 14,207                  $ 14,645                    $ 14,877
Jul-98                     $ 14,227                  $ 14,682                    $ 14,898
Aug-98                     $ 14,490                  $ 14,910                    $ 15,187
Sep-98                     $ 14,711                  $ 15,096                    $ 15,419
Oct-98                     $ 14,633                  $ 15,096                    $ 15,337
Nov-98                     $ 14,731                  $ 15,149                    $ 15,425
Dec-98                     $ 14,735                  $ 15,196                    $ 15,444
Jan-99                     $ 14,891                  $ 15,377                    $ 15,593
Feb-99                     $ 14,793                  $ 15,309                    $ 15,490
Mar-99                     $ 14,784                  $ 15,330                    $ 15,495
Apr-99                     $ 14,842                  $ 15,369                    $ 15,556
May-99                     $ 14,721                  $ 15,496                    $ 15,415
Jun-99                     $ 14,471                  $ 15,273                    $ 15,154
Jul-99                     $ 14,465                  $ 15,328                    $ 15,147
Aug-99                     $ 14,260                  $ 15,205                    $ 14,947
Sep-99                     $ 14,180                  $ 15,212                    $ 14,864
Oct-99                     $ 13,959                  $ 15,047                    $ 14,632
Nov-99                     $ 14,125                  $ 15,207                    $ 14,793
Dec-99                     $ 13,943                  $ 15,093                    $ 14,605
Jan-00                     $ 13,761                  $ 15,026                    $ 14,432
Feb-00                     $ 13,997                  $ 15,201                    $ 14,666
Mar-00                     $ 14,372                  $ 15,532                    $ 15,077
Apr-00                     $ 14,292                  $ 15,440                    $ 14,980
May-00                     $ 14,166                  $ 15,360                    $ 14,866
Jun-00                     $ 14,544                  $ 15,767                    $ 15,265
Jul-00                     $ 14,822                  $ 15,986                    $ 15,543
Aug-00                     $ 15,056                  $ 16,232                    $ 15,807
Sep-00                     $ 14,941                  $ 16,148                    $ 15,689
Oct-00                     $ 15,102                  $ 16,324                    $ 15,844
Nov-00                     $ 15,214                  $ 16,448                    $ 15,981
Dec-00                     $ 15,728                  $ 16,854                    $ 16,523
Jan-01                     $ 15,830                  $ 17,021                    $ 16,616
Feb-01                     $ 15,894                  $ 17,076                    $ 16,687
Mar-01                     $ 16,011                  $ 17,229                    $ 16,829
Apr-01                     $ 15,818                  $ 17,043                    $ 16,613
May-01                     $ 15,967                  $ 17,227                    $ 16,789
Jun-01                     $ 16,129                  $ 17,343                    $ 16,945
Jul-01                     $ 16,405                  $ 17,599                    $ 17,238
Aug-01                     $ 16,696                  $ 17,890                    $ 17,547
Sep-01                     $ 16,652                  $ 17,829                    $ 17,503
Oct-01                     $ 16,819                  $ 18,032                    $ 17,698
Nov-01                     $ 16,646                  $ 17,881                    $ 17,520
Dec-01                     $ 16,461                  $ 17,711                    $ 17,311
Jan-02                     $ 16,665                  $ 18,017                    $ 17,528
Feb-02                     $ 16,844                  $ 18,234                    $ 17,737
Mar-02                     $ 16,559                  $ 17,876                    $ 17,440
Apr-02                     $ 16,794                  $ 18,225                    $ 17,673
May-02                     $ 16,916                  $ 18,336                    $ 17,804
Jun-02                     $ 17,085                  $ 18,530                    $ 18,002
Jul-02                     $ 16,814                  $ 18,769                    $ 17,720
Aug-02                     $ 16,997                  $ 18,995                    $ 17,915
Sep-02                     $ 17,323                  $ 19,411                    $ 18,262
Oct-02                     $ 17,017                  $ 19,329                    $ 17,925
Nov-02                     $ 16,934                  $ 19,008                    $ 17,841
Dec-02                     $ 17,249                  $ 19,409                    $ 18,194

[CHART]

CREDIT QUALITY(3),(9) (AS OF DECEMBER 31, 2002)

AAA                   29%
AA                    22%
BBB                   20%
A                     14%
Unrated               12%
BB/Ba                  1%
SP1                    1%
Cash                   1%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2002)

0-1 Year               3%
2-5 Years              1%
6-10 Years             9%
11-20 Years           47%
21+ Years             40%

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 38.60%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS

NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Patricia D. Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE
   8/31/89

PERFORMANCE HIGHLIGHTS

     The Fund returned 4.79%(1) for the six-month period ended December 31, 2002, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 4.75% during the period. The Fund distributed $0.21 per share in dividend income and $0.09 per share in capital gains during the period.

     Interest rates declined sharply across the entire yield curve for the second half of the year. The longer issues outperformed the shorter duration bonds.

     The best performers for the Fund were those holdings with long-term maturities, good call features and low volatility. Conversely, the holdings that lagged for the Fund were short-term maturities or bonds with short optional call features.

     We made no major shifts in the Fund's portfolio during the period. Trading was minimal due to constraints imposed by large capital gain positions in the portfolio. We sold bonds when necessary to raise cash by selecting the longest-term holdings for sale. This had the effect of shortening the average maturity of the portfolio by about ten months.

STRATEGIC OUTLOOK

     We expect that over the next several months, economic growth may begin to accelerate, putting upward pressure on interest rates. The challenge will be to position the Fund to take advantage of these anticipated shifts. We expect to maintain our neutral duration position for the time being but remain vigilant for indications that a move to shorter durations is warranted.

     We expect that quality spreads may widen in the municipal market because of the strained state and municipal budgets. By year-end, the Fund had a high quality portfolio and therefore we believe that it is positioned to take advantage of such spreads by increasing exposure to low-A and BBB quality sectors.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the periods prior to September 29, 1997, reflects the performance of the predecessor common trust fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable may have adversely affected the performance results. On September 29, 1997, the common trust fund was reorganized as the Wells Fargo predecessor Great Plains Tax-Free Bond Fund and on September 11, 2000, became the Nebraska Tax-Free Fund.

   Performance shown for the Institutional class shares of the Wells Fargo Nebraska Tax-Free Fund for the periods from September 29, 1997, to September 8, 2000, reflects the performance of the Institutional class shares of the Great Plains Tax-Free Bond Fund.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2002)

                                                       6-MONTHS*   1-YEAR    5-YEAR   10-YEAR
                                                       --------------------------------------
   Wells Fargo Nebraska Tax-Free Fund                    4.79       8.98      5.15     5.13

   Benchmark

     Lehman Brothers Municipal Bond Index(2)             4.75       9.60      6.06     6.71

 * Returns less than one year are not annualized.

CHARACTERISTICS (AS OF DECEMBER 31, 2002)

   Average Credit Quality(3)                                       AA+

   Weighted Average Coupon                                       5.41%

   Weighted Average Maturity                                    12.73 years

   Estimated Duration                                            5.26 years

   Portfolio Turnover                                               6%

   Number of Holdings                                              69

   NAV                                                       $  10.34

   SEC Yield(4)                                                  3.86%

   Distribution Rate(5)                                          4.10%

   Taxable Equivalent Yield(6)                                   6.74%

   Alternative Minimum Tax (AMT)(7)                              0.00%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

           WELLS FARGO NEBRASKA TAX-FREE FUND - CLASS I      LEHMAN BROTHERS MUNICIPAL BOND INDEX
Dec-92                                         $ 10,000                                  $ 10,000
Jan-93                                         $ 10,107                                  $ 10,116
Feb-93                                         $ 10,339                                  $ 10,482
Mar-93                                         $ 10,254                                  $ 10,371
Apr-93                                         $ 10,323                                  $ 10,476
May-93                                         $ 10,353                                  $ 10,535
Jun-93                                         $ 10,792                                  $ 10,710
Jul-93                                         $ 10,792                                  $ 10,724
Aug-93                                         $ 10,935                                  $ 10,947
Sep-93                                         $ 11,038                                  $ 11,072
Oct-93                                         $ 11,038                                  $ 11,093
Nov-93                                         $ 10,986                                  $ 10,996
Dec-93                                         $ 11,110                                  $ 11,228
Jan-94                                         $ 11,202                                  $ 11,356
Feb-94                                         $ 11,044                                  $ 11,062
Mar-94                                         $ 10,729                                  $ 10,611
Apr-94                                         $ 10,800                                  $ 10,702
May-94                                         $ 10,831                                  $ 10,795
Jun-94                                         $ 10,820                                  $ 10,729
Jul-94                                         $ 10,893                                  $ 10,925
Aug-94                                         $ 10,945                                  $ 10,963
Sep-94                                         $ 10,858                                  $ 10,802
Oct-94                                         $ 10,771                                  $ 10,610
Nov-94                                         $ 10,662                                  $ 10,418
Dec-94                                         $ 10,780                                  $ 10,647
Jan-95                                         $ 10,953                                  $ 10,951
Feb-95                                         $ 11,159                                  $ 11,270
Mar-95                                         $ 11,278                                  $ 11,399
Apr-95                                         $ 11,310                                  $ 11,413
May-95                                         $ 11,551                                  $ 11,777
Jun-95                                         $ 11,528                                  $ 11,674
Jul-95                                         $ 11,648                                  $ 11,785
Aug-95                                         $ 11,747                                  $ 11,934
Sep-95                                         $ 11,790                                  $ 12,010
Oct-95                                         $ 11,866                                  $ 12,184
Nov-95                                         $ 11,976                                  $ 12,387
Dec-95                                         $ 12,031                                  $ 12,505
Jan-96                                         $ 12,142                                  $ 12,600
Feb-96                                         $ 12,128                                  $ 12,515
Mar-96                                         $ 12,012                                  $ 12,355
Apr-96                                         $ 11,975                                  $ 12,320
May-96                                         $ 11,973                                  $ 12,315
Jun-96                                         $ 12,040                                  $ 12,449
Jul-96                                         $ 12,130                                  $ 12,561
Aug-96                                         $ 12,151                                  $ 12,559
Sep-96                                         $ 12,231                                  $ 12,735
Oct-96                                         $ 12,310                                  $ 12,879
Nov-96                                         $ 12,484                                  $ 13,114
Dec-96                                         $ 12,435                                  $ 13,059
Jan-97                                         $ 12,492                                  $ 13,084
Feb-97                                         $ 12,584                                  $ 13,204
Mar-97                                         $ 12,475                                  $ 13,029
Apr-97                                         $ 12,496                                  $ 13,138
May-97                                         $ 12,626                                  $ 13,337
Jun-97                                         $ 12,743                                  $ 13,479
Jul-97                                         $ 12,946                                  $ 13,853
Aug-97                                         $ 12,870                                  $ 13,722
Sep-97                                         $ 12,992                                  $ 13,886
Oct-97                                         $ 13,038                                  $ 13,975
Nov-97                                         $ 13,083                                  $ 14,057
Dec-97                                         $ 13,237                                  $ 14,262
Jan-98                                         $ 13,337                                  $ 14,409
Feb-98                                         $ 13,341                                  $ 14,414
Mar-98                                         $ 13,336                                  $ 14,426
Apr-98                                         $ 13,277                                  $ 14,362
May-98                                         $ 13,445                                  $ 14,588
Jun-98                                         $ 13,463                                  $ 14,645
Jul-98                                         $ 13,497                                  $ 14,682
Aug-98                                         $ 13,679                                  $ 14,910
Sep-98                                         $ 13,807                                  $ 15,096
Oct-98                                         $ 13,814                                  $ 15,096
Nov-98                                         $ 13,847                                  $ 15,149
Dec-98                                         $ 13,895                                  $ 15,196
Jan-99                                         $ 14,026                                  $ 15,377
Feb-99                                         $ 13,960                                  $ 15,309
Mar-99                                         $ 13,955                                  $ 15,330
Apr-99                                         $ 13,989                                  $ 15,369
May-99                                         $ 13,914                                  $ 15,496
Jun-99                                         $ 13,739                                  $ 15,273
Jul-99                                         $ 13,803                                  $ 15,328
Aug-99                                         $ 13,754                                  $ 15,205
Sep-99                                         $ 13,745                                  $ 15,212
Oct-99                                         $ 13,653                                  $ 15,047
Nov-99                                         $ 13,773                                  $ 15,207
Dec-99                                         $ 13,710                                  $ 15,093
Jan-00                                         $ 13,632                                  $ 15,026
Feb-00                                         $ 13,781                                  $ 15,201
Mar-00                                         $ 13,992                                  $ 15,532
Apr-00                                         $ 13,913                                  $ 15,440
May-00                                         $ 13,848                                  $ 15,360
Jun-00                                         $ 14,175                                  $ 15,767
Jul-00                                         $ 14,345                                  $ 15,986
Aug-00                                         $ 14,500                                  $ 16,232
Sep-00                                         $ 14,422                                  $ 16,148
Oct-00                                         $ 14,565                                  $ 16,324
Nov-00                                         $ 14,648                                  $ 16,448
Dec-00                                         $ 14,995                                  $ 16,854
Jan-01                                         $ 15,111                                  $ 17,021
Feb-01                                         $ 15,177                                  $ 17,076
Mar-01                                         $ 15,279                                  $ 17,229
Apr-01                                         $ 15,136                                  $ 17,043
May-01                                         $ 15,267                                  $ 17,227
Jun-01                                         $ 15,366                                  $ 17,343
Jul-01                                         $ 15,543                                  $ 17,599
Aug-01                                         $ 15,736                                  $ 17,890
Sep-01                                         $ 15,698                                  $ 17,829
Oct-01                                         $ 15,848                                  $ 18,032
Nov-01                                         $ 15,717                                  $ 17,881
Dec-01                                         $ 15,613                                  $ 17,711
Jan-02                                         $ 15,812                                  $ 18,017
Feb-02                                         $ 15,975                                  $ 18,234
Mar-02                                         $ 15,719                                  $ 17,876
Apr-02                                         $ 15,996                                  $ 18,225
May-02                                         $ 16,101                                  $ 18,336
Jun-02                                         $ 16,237                                  $ 18,530
Jul-02                                         $ 15,951                                  $ 18,769
Aug-02                                         $ 16,132                                  $ 18,995
Sep-02                                         $ 16,482                                  $ 19,411
Oct-02                                         $ 16,179                                  $ 19,329
Nov-02                                         $ 16,092                                  $ 19,008
Dec-02                                         $ 16,493                                  $ 19,409

[CHART]

CREDIT QUALITY(3),(9) (AS OF DECEMBER 31, 2002)

AAA                   46%
AA                    39%
A                      7%
Unrated                4%
BBB                    2%
SP1                    1%
Cash                   1%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2002)

0-1 Year               8%
2-5 Years              6%
6-10 Years            19%
11-20 Years           61%
21+ Years              6%

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.70%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

(9) Portfolio holdings are subject to change.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (UNAUDITED)

CALIFORNIA LIMITED TERM TAX-FREE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MUNICIPAL BONDS - 94.59%

CALIFORNIA - 92.64%
$    250,000   ABAG Finance Authority for Nonprofit Corporations CA Healthcare
               Facilities Revenue Episcopal Homes Foundation Project                    5.00%         07/01/05     $     263,378
   1,100,000   ABAG Finance Authority for Nonprofit Corporations CA Healthcare
               Facilities Revenue Episcopal Homes Foundation Project                    5.00          07/01/07         1,170,972
   1,105,000   ABAG Finance Authority for Nonprofit Corporations CA Healthcare
               Facilities Revenue Episcopal Homes Foundation Project                    5.00          07/01/08         1,173,355
     180,000   ABAG Finance Authority for Nonprofit Corporations CA Stanford
               University Hospital Project Prerefunded 11/1/05 @ 100                    5.50          11/01/13           200,336
     350,000   Alameda CA COP                                                           2.25          05/01/04           354,193
     310,000   Alameda County CA Tobacco Settlement Funded                              2.70          06/01/04           309,569
     220,000   Apple Valley CA COP Healthcare Facilities Revenue CA Mortgage
               Insured                                                                  3.95          06/01/04           226,710
   1,625,000   Bay Area Government Association CA FTA Capital Grant Project
               Series A AMBAC Insured                                                   5.00          06/15/06         1,807,341
     250,000   Berkeley CA USD GO Election of 2000 Project MBIA Insured                 7.00          08/01/04           272,683
     265,000   Brentwood CA Infrastructure Financing Authority Series A FSA
               Insured                                                                  2.50          09/02/03           267,340
     200,000   California Educational Facilities Authority Revenue Pooled
               College & University Projects Series B                                   4.30          04/01/04           204,550
     480,000   California Educational Facilities Authority Revenue Pooled
               College & University Projects Series B                                   4.50          04/01/06           496,243
     340,000   California Educational Facilities Authority Revenue University of
               the Pacific Project                                                      2.20          11/01/03           342,159
     505,000   California Educational Facilities Authority Revenue University of
               the Pacific Project                                                      4.10          11/01/10           529,538
     655,000   California Fairs Financing Authority Revenue Custodial Receipts
               ACA Insured                                                              4.75          08/15/13           669,017
   2,500,000   California State Department of Water Resources Electric Revenue
               Series A AMBAC Insured                                                   5.50          05/01/13         2,863,650
   1,000,000   California State Department of Water Resources Water Revenue
               Central Valley Project Series Q Prerefunded 12/1/06 @ 101.5              5.70          12/01/29         1,166,760
   2,000,000   California State GO FGIC Insured Prerefunded 11/1/04 @ 102               7.10          11/01/24         2,252,540
     600,000   California State GO Veterans Project Series BH                           5.35          12/01/13           633,576
   1,000,000   California State GO XLCA-ICR Insured                                     5.75          10/01/10         1,168,360
   1,000,000   California State GO XLCA-ICR Insured                                     5.25          02/01/11         1,123,530
     600,000   California State HFFA Healthcare Facilities Revenue Casa Colina
               Project                                                                  5.50          04/01/13           622,086
     850,000   California State HFFA Healthcare Facilities Revenue Catholic
               Healthcare West Project Series A                                         5.00          07/01/06           889,092
     750,000   California State HFFA Healthcare Facilities Revenue Episcopal
               Home Project CA Mortgage Insured                                         5.00          02/01/08           807,450
     230,000   California State HFFA Healthcare Facilities Revenue Hope Rehab
               Project Series A CA Mortgage Insured                                     2.25          11/01/03           230,708
   1,000,000   California State HFFA Healthcare Facilities Revenue Presbyterian
               Hospital Project MBIA Insured                                            5.50          05/01/07         1,137,430
   1,000,000   California State Public Works Board Lease Revenue Department of
               Corrections Project Series A AMBAC Insured                               5.25          06/01/07         1,128,130
   1,250,000   California State Public Works Board Lease Revenue Department of
               Corrections Project Series C                                             5.25          11/01/08         1,391,363
     500,000   California State Public Works Board Lease Revenue University of
               California Project AMBAC/TCRS Insured Bank of New York LOC               5.25          11/01/11           561,120
     500,000   California State Public Works Board Lease Revenue Various
               California State University Projects Series A                            6.13          10/01/07           545,390

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$    745,000   California State University of Fresno Association Incorporated
               Educational Facilities Revenue Auxiliary Organization Event
               Center Project                                                           5.00%         07/01/10     $     780,566
   1,000,000   California Statewide CDA Healthcare Facilities Revenue Kaiser
               Permanente Project Series B+/-                                           2.25          11/01/30         1,000,290
     300,000   California Statewide CDA Healthcare Facilities Revenue Kaiser
               Permanente Project Series B+/-                                           1.70          08/01/31           300,567
     500,000   California Statewide CDA Healthcare Facilities Revenue Kaiser
               Permanente Project Series E+/-                                           4.70          11/01/36           528,255
   1,000,000   California Statewide CDA Housing Revenue Irvine Apartment
               Communities Project Series A3+/-                                         5.10          05/15/25         1,064,470
   1,000,000   California Statewide CDA MFHR Ivy Hill Apartments Project Series
               I-S+/-                                                                   4.90          02/01/33         1,002,820
   1,200,000   California Statewide CDA MFHR Quail Ridge Apartments Project
               Series E1                                                                4.25          07/01/12         1,193,976
   1,390,000   California Statewide CDA Sherman Oaks Project Series A AMBAC/CA
               Mortgage Insured                                                         5.50          08/01/11         1,584,850
     100,000   Calipatria CA USD GO Election 1995 Project Series C ACA Insured          2.38          08/01/04           100,573
     200,000   Campbell CA RDA Tax Allocation Revenue Campbell Redevelopment
               Project Series A                                                         2.75          10/01/03           201,064
     200,000   Central USD CA GO FGIC Insured                                           3.00          08/01/04           205,734
   1,000,000   Central Valley CA Financing Authority Electric Revenue Carson Ice
               General Project MBIA Insured                                             5.25          07/01/10         1,118,550
     500,000   Cerritos CA Lease Revenue Community College Project Series D
               AMBAC Insured                                                            2.60          09/01/07           510,355
   1,000,000   Contra Costa County CA COP Lease Revenue Merrithew Memorial
               Hospital Project MBIA Insured                                            5.25          11/01/10         1,127,970
   1,500,000   Contra Costa County CA Water District Water Revenue Series K FSA
               Insured                                                                  5.00          10/01/09         1,706,265
     500,000   CSUCI Financing Authority CA Educational Facilities Revenue
               Rental Housing Project Citibank NA LOC##                                 3.38          08/01/31           513,180
     235,000   Daly City CA Housing Development Finance Agency Housing Revenue
               Franciscan Acquisition Project Series A                                  5.00          12/15/10           243,989
   1,000,000   East Bay CA MUD Wastewater Treatment Systems Revenue MBIA Insured        5.20          06/01/08         1,028,320
     650,000   East Bay-Delta CA HFA Housing Revenue Lease Purchase Project
               Series A MBIA Insured                                                    4.25          06/01/05           687,057
     125,000   Elsinore Valley CA Water Revenue FGIC Insured                            2.00          07/01/03           125,529
     695,000   Empire Union CA School District Special Tax Revenue Community
               Facility District #1987-1-B Project AMBAC Insured                        2.50          10/01/03           702,033
     205,000   Escondido CA Joint Powers Financing Authority Series A AMBAC
               Insured                                                                  5.00          09/01/06           210,392
     500,000   Folsom Cordova CA USD GO Series A MBIA Insured                           3.00          10/01/03           506,960
     250,000   Fontana CA RDA Tax Allocation Revenue Jurupa Hills Redevelopment
               Project Series A                                                         5.00          10/01/07           273,828
   1,000,000   Foothill/Eastern Corridor Agency Toll Road Revenue Prerefunded
               1/1/07 @ 100                                                             6.50          01/01/32         1,178,910
     500,000   Lake Arrowhead CA Sewer Revenue FSA Insured                              3.00          06/01/03           503,985
     500,000   Lake Elsinore CA School Financing Authority Special Tax Revenue
               Horsethief Canyon Project                                                5.35          09/01/10           536,785
     460,000   Livermore Valley CA USD GO Election of 1999 Project MBIA Insured         4.00          08/01/04           480,383
     715,000   Los Angeles CA Department of Airports Airport Revenue Los Angeles
               International Airport Project Series D FGIC Insured                      5.30          05/15/04           751,865
     230,000   Los Angeles CA DW&P Electric Revenue MBIA/IBC Insured Bank of
               New York LOC Prerefunded Escrowed to Maturity                            4.75          08/15/11           238,871
     150,000   Los Angeles CA DW&P Electric Revenue Second Issue                        4.80          11/15/04           157,463
     120,000   Los Angeles CA DW&P Electric Revenue Second Issue Prerefunded
               Escrowed to Maturity                                                     9.00          10/15/03           127,333
     835,000   Los Angeles CA DW&P Electric Revenue Unrefunded Balance                  5.50          09/01/07           875,422
     150,000   Los Angeles CA DW&P Water Revenue FGIC/TCRS Insured                      5.50          04/15/06           154,895
   2,000,000   Los Angeles CA GO Series A                                               5.00          09/01/08         2,262,920

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$  1,000,000   Los Angeles CA USD GO MBIA Insured                                       5.50%         07/01/12     $   1,163,540
     100,000   Los Angeles CA Wastewater System Sewer Revenue Series D FGIC
               Insured                                                                  6.00          11/01/04           106,045
     400,000   Los Angeles CA Wastewater Systems Sewer Revenue Series D FGIC
               Insured                                                                  5.38          11/01/06           422,112
   1,500,000   Los Angeles CA Water & Power Revenue Series AA1                          5.25          07/01/04         1,590,045
     110,000   Los Angeles County CA Metropolitan Transportation Authority Sales
               Tax Revenue Series A                                                     5.50          07/01/07           114,606
     250,000   Los Angeles County CA Metropolitan Transportation Authority Sales
               Tax Revenue Series A MBIA/IBC Insured                                    5.50          07/01/08           260,468
   2,520,000   Los Angeles County CA Public Works Financing Authority Water
               Revenue Regional Park & Open Space District Project Series A             5.38          10/01/06         2,854,505
     100,000   Los Angeles County CA Sanitation District Capital Projects
               Series A                                                                 5.10          10/01/04           104,947
     290,000   Los Osos CA Community Services MBIA Insured                              1.80          09/02/04           292,778
     300,000   Los Osos CA Community Services MBIA Insured                              4.00          09/02/12           312,954
     200,000   M-S-R Public Power Agency CA San Juan Project Electric Revenue
               Series F AMBAC Insured                                                   5.95          07/01/07           208,822
     125,000   Metropolitan Water District Southern California Water Revenue
               Series A Unrefunded Balance                                              5.20          07/01/04           130,043
   1,000,000   Moreno Valley CA USD COP Lease Revenue FSA Insured                       5.25          03/01/11         1,089,050
     750,000   Moulton-Niguel CA Water District GO MBIA Insured                         5.25          09/01/13           783,788
     350,000   Northern California Power Agency Public Power Revenue Geothermal
               Project #3 Series A                                                      5.35          7/01/03            356,458
     500,000   Oak Grove CA School District GO Election of 1995 Project FGIC
               Insured                                                                  8.50          08/01/03           521,145
     250,000   Oak Grove CA School District GO Election of 1995 Project FGIC
               Insured                                                                  7.70          08/01/04           275,265
   1,000,000   Oakland CA Joint Powers Financing Authority Lease Revenue Oakland
               Convention Centers Project AMBAC Insured                                 5.00          10/01/05         1,097,760
   1,060,000   Orange County CA Local Transportation Authority Sales Tax Revenue
               Series A MBIA Insured                                                    5.50          02/15/09         1,225,190
   1,000,000   Orange County CA Recovery COP Lease Revenue Series A MBIA Insured        5.60          07/01/09         1,121,610
     200,000   Palmdale CA Civic Authority Redevelopment Project #1 Series A
               MBIA Insured                                                             5.30          07/01/07           208,176
     100,000   Palo Alto CA Utilities Revenue Series A                                  5.80          06/01/05           108,189
     110,000   Peralta CA Community College District GO FSA Insured                     2.00          02/01/03           110,079
     350,000   Placentia CA RDA Tax Allocation Revenue Series A                         5.15          08/01/12           359,657
     770,000   Placentia CA TRAN                                                        3.00          06/30/03           776,822
     100,000   Pleasant Valley CA School District Lease Revenue Tierra Linda
               School Project MBIA Insured                                              5.10          08/01/06           100,330
     515,000   Port Oakland CA Transportation Revenue Series H MBIA Insured             5.00          11/01/05           557,827
   1,000,000   Port Oakland CA Transportation Revenue Series M FGIC Insured             5.00          11/01/11         1,125,630
   2,500,000   Riverside CA Electric Revenue                                            5.30          10/01/10         2,624,025
   1,000,000   Sacramento CA City Financing Authority Lease Revenue City Hall &
               Redevelopment Projects Series A FSA Insured                              3.50          12/01/08         1,054,550
   1,300,000   Sacramento CA Cogeneration Authority Electric Revenue Procter &
               Gamble Project Prerefunded 7/1/05 @ 102                                  6.50          07/01/14         1,490,931
     100,000   Sacramento CA School Insurance Authority Revenue Workers
               Compensation Project Series C Escrowed to Maturity                       5.75          06/01/03           101,914
     985,000   Salinas Valley CA Solid Waste Authority Resource Recovery Revenue
               AMBAC Insured                                                            5.00          08/01/12         1,067,395
     305,000   San Bernardino County CA Transportation Authority Sales Tax
               Revenue Series A MBIA Insured                                            5.00          03/01/04           313,022

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$    345,000   San Diego CA RDA Parking Revenue Centre City Sub Parking Project
               Series B                                                                 3.00%         09/01/05     $     352,248
     500,000   San Diego CA RDA Parking Revenue Centre City Sub Parking Project
               Series B                                                                 4.60          09/01/13           501,425
     600,000   San Diego CA RDA Parking Revenue Centre City Sub Parking Project
               Series B                                                                 4.70          09/01/14           600,768
   1,000,000   San Diego CA USD GO Capital Appreciation Series A FGIC Insured           4.02^         07/01/07           893,030
   2,000,000   San Francisco CA City & County Airport Commission International
               Airport Revenue Issue 3 MBIA Insured Prerefunded 5/1/03 @ 102            6.20          05/01/20         2,071,440
   1,090,000   San Francisco CA City & County Airport Commission International
               Airport Revenue Second Series Issue 13B MBIA Insured                     8.00          05/01/05         1,239,504
     650,000   San Francisco CA City & County Airport Commission International
               Airport Revenue Second Series Issue 14A MBIA Insured                     8.00          05/01/05           739,154
   1,110,000   San Francisco CA City & County Airport Commission International
               Airport Revenue Second Series Issue 14A MBIA Insured                     8.00          05/01/07         1,307,869
     100,000   San Francisco CA City & County GO City Hall Improvement Project
               Series A FGIC Insured                                                    5.10          06/15/06           107,251
     680,000   San Francisco CA City & County GO Series 1 FGIC Insured                  5.75          06/15/07           785,822
     750,000   San Francisco CA City & County Sewer Revenue AMBAC Insured               5.90          10/01/07           767,978
     175,000   San Francisco CA City & County Sewer Revenue AMBAC Insured               5.90          10/01/08           179,195
     575,000   San Jacinto CA Community Facilities District GO Series A                 3.00          09/01/04           582,573
     275,000   San Jacinto CA Community Facilities District GO Series A                 3.85          09/01/09           273,565
     595,000   San Joaquin CA Area Flood Control Agency Tax Revenue Flood
               Protection Restoration Project FSA Insured                               3.00          09/02/04           612,904
   1,000,000   San Jose CA USD GO Series A FSA Insured                                  4.00          08/01/03         1,016,630
     565,000   Santa Ana CA USD GO Election of 1999 Series B FGIC Insured               2.68^         08/01/05           541,270
     355,000   Santa Cruz County CA COP Leasing Revenue                                 4.00          08/01/03           360,279
     700,000   Santa Fe Springs CA CDA Tax Allocation Revenue Series A MBIA
               Insured                                                                  3.50          09/01/03           710,983
     825,000   Santa Monica CA RDA Tax Allocation Revenue Ocean Park
               Redevelopment Project                                                    4.70          07/01/12           886,133
     500,000   Santa Monica-Malibu CA USD GO                                            4.00          08/01/03           508,405
     325,000   Santa Rosa CA High School District GO FGIC Insured                       6.75          05/01/07           355,072
     605,000   South Gate CA PFA Tax Allocation Revenue South Gate Redevelopment
               Project # 1 XLCA Insured                                                 3.00          09/01/03           611,679
   1,000,000   South Gate CA Recreation & Park District Lease Revenue Series A
               FSA Insured                                                              5.50          10/01/11         1,050,720
     500,000   South Gate CA Recreational & Park District Lease Revenue Series A
               US Bank NA LOC                                                           2.13          10/01/21           502,485
   1,250,000   South Orange County CA PFA Tax Revenue Foothill Area Project
               Series C FGIC Insured                                                    7.50          08/15/06         1,502,050
   2,000,000   Southern California Rapid Transit District COP Lease Revenue
               Workers Compensation Fund Remarketed 2/1/91 MBIA Insured                 7.50          07/01/05         2,040,660
     100,000   Stockton CA Community Facilities District #1 Mello Roos-Weston
               Ranch Project Series A                                                   5.15          09/01/04           104,809
   1,000,000   Tri City CA Hospital District Revenue Series B MBIA Insured              5.75          02/15/03         1,005,510
     125,000   University of CA Educational Facilities Revenue Housing Systems
               Project Series A MBIA Insured                                            5.50          11/01/10           131,872
     150,000   University of CA Educational Facilities Revenue Multi Purpose
               Project Series L                                                         4.00          09/01/03           152,777
     500,000   Watsonville CA Healthcare Facilities Revenue Watsonville Community
               Hospital Project Series A CA Mortgage Insured Escrowed to Maturity       5.55          07/01/03           510,249
     245,000   Whittier CA PFA Lease Revenue Greenleaf Avenue/Whittier
               Redevelopment Project Series A                                           5.00          11/01/12           256,543
     100,000   Y S School Facilities Financing Authority CA Tax Revenue
               Sweetwater Project Series A MBIA Insured                                 5.20          09/01/04           106,588

                                                                                                                      96,194,112
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
PUERTO RICO - 1.95%
$    805,000   Puerto Rico Commonwealth Public Improvement GO
               MBIA Insured                                                             5.75%         07/01/20     $     937,414
   1,000,000   Puerto Rico Municipal Finance Agency GO Series B
               FSA Insured                                                              5.00          08/01/05         1,086,360
                                                                                                                       2,023,774
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS (COST $95,145,665)                                                                              98,217,886
                                                                                                                   -------------
MUNICIPAL DEMAND NOTES - 0.40%

CALIFORNIA - 0.40%

     410,000   Irvine CA Improvement Bond Act 1915 Assessment
               District #94-15 Project Canadian Imperial Bank LOC##                     1.55          09/02/20           410,000

TOTAL MUNICIPAL DEMAND NOTES (COST $410,000)                                                                             410,000
                                                                                                                   -------------

SHARES
SHORT-TERM INVESTMENTS - 5.53%
     966,000   Federated California Municipal Money Market Fund                                                          966,000
   4,776,000   Wells Fargo California Tax-Free Money Market Fund~                                                      4,776,000

TOTAL SHORT-TERM INVESTMENTS (COST $5,742,000)                                                                         5,742,000
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $101,297,665)*                                                   100.52%                                     $ 104,369,886
Other Assets and Liabilities, Net                                       (0.52)                                          (535,452)
                                                                       ------                                      -------------
TOTAL NET ASSETS                                                       100.00%                                     $ 103,834,434
                                                                       ======                                      =============

+/- Variable rate securities.
## These variable rate securities are subject to a demand feature which reduces the remaining maturity.
^   Zero coupon bond. Interest rate presented is Yield to Maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost is the same as for financial statement purposes and net unrealized appreciation consists of:

    Gross Unrealized Appreciation                                  $ 3,079,282
    Gross Unrealized Depreciation                                       (7,061)
                                                                   -----------
    Net Unrealized Appreciation                                    $ 3,072,221

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS-- DECEMBER 31, 2002 (UNAUDITED)          TAX-FREE FUNDS

CALIFORNIA TAX-FREE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MUNICIPAL BONDS - 93.04%

CALIFORNIA - 92.35%
$  1,500,000   A B C CA USD GO Capital Appreciation Series B FGIC Insured               5.60%^        08/01/18     $     710,835
   6,700,000   ABAG Finance Authority for Nonprofit Corporations CA Healthcare
               Facilities Revenue Channing House Project                                5.50          02/15/29         6,439,504
   2,180,000   ABAG Finance Authority for Nonprofit Corporations CA School of
               Mechanical Arts Project                                                  5.30          10/01/32         2,244,484
   2,000,000   ABAG Finance Authority for Nonprofit Corporations CA Stanford
               University Hospital Project Prerefunded 11/1/05 @ 100                    5.50          11/01/13         2,225,960
   1,500,000   Anaheim CA PFA Lease Revenue Capital Appreciation Public
               Improvements Project Series C FSA Insured                                5.86^         09/01/22           540,915
   3,620,000   Antioch CA PFA Lease Revenue Water Treatment Plant Project MBIA
               Insured                                                                  5.63          07/01/14         3,704,889
   4,345,000   Aztec Shops Limited CA Auxiliary Student Organization Educational
               Facilities Revenue San Diego State University Project                    5.88          09/01/20         4,499,682
   4,455,000   Aztec Shops Limited CA Auxiliary Student Organization Educational
               Facilities Revenue San Diego State University Project                    6.00          09/01/31         4,606,203
   2,545,000   Bonita CA USD COP Lease Revenue MBIA Insured                             5.63          05/01/10         2,657,973
   1,300,000   Burbank Glendale Pasadena Airport Authority CA Airport Revenue
               AMBAC Insured                                                            6.40          06/01/10         1,305,590
   1,195,000   Butte-Glenn Community College District CA GO Series A MBIA
               Insured                                                                  5.50          08/01/19         1,330,513
   1,125,000   California Educational Facilities Authority Revenue Capital
               Appreciation University of San Diego Project AMBAC Insured               5.65^         10/01/19           493,538
   1,000,000   California Educational Facilities Authority Revenue Dominican
               University Project                                                       5.75          12/01/30         1,029,390
     450,000   California Educational Facilities Authority Revenue Golden Gate
               University Project                                                       5.50          10/01/31           456,449
   2,000,000   California Educational Facilities Authority Revenue Keck Graduate
               Institute Project                                                        6.75          06/01/30         2,164,460
     240,000   California Educational Facilities Authority Revenue Loyola
               Marymount University Project Unrefunded Balance                          6.00          10/01/14           240,876
   1,500,000   California Educational Facilities Authority Revenue Pooled
               College & University Projects Series B                                   5.13          04/01/17         1,506,390
   1,000,000   California Educational Facilities Authority Revenue Pooled
               College & University Projects Series B                                   5.25          04/01/24           978,610
   3,000,000   California Educational Facilities Authority Revenue Stanford
               University Project Series N                                              5.20          12/01/27         3,101,610
   3,700,000   California Educational Facilities Authority Revenue Stanford
               University Project Series R                                              5.00          11/01/21         3,844,337
   5,000,000   California Infrastructure & Economic Development Bank Healthcare
               Facilities Revenue J David Gladstone Institute Project                   5.25          10/01/34         5,057,050
   3,000,000   California Infrastructure & Economic Development Bank Healthcare
               Facilities Revenue Kaiser Hospital Assistance Project Series B           5.50          08/01/31         3,074,850
   1,275,000   California Infrastructure & Economic Development Bank Healthcare
               Facilities Revenue Scripps Research Institute Project Series A           5.75          07/01/30         1,347,191
   5,000,000   California Infrastructure & Economic Development Bank Lease
               Revenue MBIA Insured                                                     5.50          06/01/25         5,374,250
   1,815,000   California Rural Home Mortgage Finance Authority SFMR Series B
               Collateralized by GNMA/FNMA                                              6.25          12/01/31         1,970,981
   3,210,000   California Rural Home Mortgage Finance Authority SFMR Series B5
               Collateralized by FNMA/GNMA/FHLMC+/-                                     6.35          12/01/29         3,448,246
   1,090,000   California Special Districts Association Lease Revenue Special
               Districts Finance Program Series MM                                      5.50          06/01/21         1,129,643
   5,880,000   California State Department of Water Resources Electric Revenue
               Series A AMBAC Insured                                                   5.50          05/01/16         6,587,011
   5,000,000   California State Department of Water Resources Water Revenue
               Central Valley Project Series J2                                         6.00          12/01/07         5,887,600
   5,000,000   California State GO AMBAC Insured Bank of New York LOC                   5.25          12/01/24         5,173,150
     165,000   California State GO AMBAC Insured Unrefunded Balance                     5.75          03/01/15           179,447

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$  4,665,000   California State GO Veterans Bonds Series BL FSA Insured                 4.95%         12/01/08     $   5,072,908
   3,500,000   California State GO XLCA-ICR Insured                                     5.00          02/01/19         3,637,095
   1,200,000   California State GO XLCA-ICR Insured                                     6.75          08/01/12         1,502,040
   2,825,000   California State HFA MFHR Series A                                       5.50          08/01/15         2,882,545
     500,000   California State HFA MFHR Series B-II                                    6.70          08/01/15           510,580
   4,075,000   California State HFA SFMR Series L MBIA Insured                          6.40          08/01/27         4,238,856
   4,370,000   California State HFA SFMR Series M MBIA Insured                          5.60          08/01/29         4,520,896
   5,310,000   California State HFA SFMR Series N FSA Insured                           5.25          08/01/29         5,418,377
   1,000,000   California State HFA SFMR Series Q AMBAC Insured                         5.05          08/01/17         1,041,290
  11,215,000   California State HFA SFMR Series T MBIA Insured                          6.15^         02/01/32         1,988,195
   3,000,000   California State HFFA Healthcare Facilities Revenue Casa Colina
               Project                                                                  6.00          04/01/22         3,046,470
   2,000,000   California State HFFA Healthcare Facilities Revenue Catholic
               Project Series A AMBAC Insured                                           5.75          07/01/15         2,209,660
   3,000,000   California State HFFA Healthcare Facilities Revenue Episcopal
               Home Project CA Mortgage Insured                                         5.25          02/01/21         3,051,900
   3,500,000   California State HFFA Healthcare Facilities Revenue San Diego
               Hospital Association Series A MBIA Insured                               6.20          08/01/12         3,583,685
   2,000,000   California State HFFA Healthcare Facilities Revenue Scripps
               Memorial Hospital Project Series A MBIA Insured                          6.40          10/01/12         2,064,500
   1,795,000   California State HFFA Healthcare Facilities Revenue Scripps
               Memorial Hospital Project Series A MBIA Insured                          6.25          10/01/13         1,833,557
   2,000,000   California State HFFA Healthcare Facilities Revenue Scripps
               Research Institute Project Series A                                      6.63          07/01/14         2,119,440
   1,665,000   California State HFFA Healthcare Facilities Revenue Small Health
               Facilities Loan Series A CA Mortgage Insured                             6.75          03/01/20         1,704,461
   1,000,000   California State HFFA Healthcare Facilities Revenue St Francis
               Memorial Hospital Project Series C Escrowed to Maturity                  5.88          11/01/23         1,172,600
   6,000,000   California State HFFA Healthcare Facilities Revenue Sutter Health
               Project Series A                                                         6.25          08/15/31         6,459,900
   2,750,000   California State HFFA Healthcare Facilities Revenue Sutter Health
               Project Series C FSA Insured                                             5.13          08/15/22         2,823,563
   1,000,000   California State HFFA Healthcare Facilities Revenue Valleycare
               Project Series A CA Mortgage Insured                                     6.50          05/01/05         1,023,440
   1,425,000   California State Public Works Board Lease Revenue Department of
               General Services Teale Data Center Project Series B AMBAC Insured        5.25          03/01/19         1,532,174
   3,850,000   California State Public Works Board Lease Revenue UCLA Replacement
               Hospital Project Series A FSA Insured                                    5.00          10/01/11         4,305,840
   5,000,000   California State Universities and Colleges Educational Facilities
               Revenue Housing Systems Project FGIC Insured                             5.80          11/01/17         5,582,400
   3,500,000   California State University of Fresno Association Incorporated
               Educational Facilities Revenue Auxiliary Organization Event Center
               Project                                                                  6.00          07/01/22         3,620,540
   6,000,000   California Statewide CDA Aspire Public Schools Oakland Project
               Series A                                                                 7.25          08/01/31         6,047,700
   7,830,000   California Statewide CDA Healthcare Facilities Revenue Catholic
               Healthcare West Project                                                  6.50          07/01/20         8,405,427
   2,000,000   California Statewide CDA Healthcare Facilities Revenue Childrens
               Hospital Los Angeles Project MBIA/IBC Insured                            5.25          08/15/29         2,072,820
   2,000,000   California Statewide CDA Healthcare Facilities Revenue Childrens
               Hospital Los Angeles Project MBIA/IBC Insured Bank of New York LOC       5.25          08/15/29         2,072,820
   2,000,000   California Statewide CDA Healthcare Facilities Revenue Kaiser
               Permanente Project Series A                                              5.50          11/01/32         2,047,120
   5,000,000   California Statewide CDA Healthcare Facilities Revenue The
               Internext Group Project                                                  5.38          04/01/17         5,027,700

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$  3,310,000   California Statewide CDA Lease Revenue Cedars Sinai Medical
               Center Project                                                           6.50%         08/01/12     $   3,822,421
   2,010,000   California Statewide CDA MFHR Pioneer Park Project Series T
               Collateralized by GNMA FHA Insured                                       6.10          12/20/35         2,136,469
   2,250,000   California Statewide CDA MFHR Quail Ridge Apartments Project
               Series E1                                                                5.25          07/01/22         2,263,523
   4,210,000   California Statewide CDA Water Revenue Pooled Financing Program
               Series B FSA Insured                                                     5.25          10/01/27         4,390,820
   1,935,000   California Statewide CDA Water Revenue Series A                          6.00          07/01/10         2,034,324
     965,000   Calipatria CA USD GO Capital Appreciation Election 1995 Project
               Series C ACA Insured                                                     5.99^         08/01/19           382,372
   1,080,000   Calipatria CA USD GO Capital Appreciation Election 1995 Project
               Series C ACA Insured                                                     6.09^         08/01/20           398,596
   1,045,000   Calipatria CA USD GO Capital Appreciation Election 1995 Project
               Series C ACA Insured                                                     6.15^         08/01/21           358,540
     200,000   Capitol Area Development Authority CA Lease Revenue Series A MBIA
               Insured                                                                  6.50          04/01/12           204,850
   5,000,000   Center USD CA GO Capital Appreciation Series C MBIA Insured              5.70^         09/01/21         1,938,850
   2,645,000   Central Valley CA School District Financing Authority GO Series A
               MBIA Insured                                                             6.45          02/01/18         3,273,928
   3,000,000   Chico CA PFA Tax Allocation Merged Redevelopment Project Area
               MBIA Insured                                                             5.13          04/01/21         3,140,370
   1,800,000   Chino Basin CA Regional Financing Authority Sewer Revenue
               Municipal Water District SewerSystem Project AMBAC Insured               6.00          08/01/16         1,960,506
     400,000   Chula Vista CA COP Lease Revenue Town Centre II Parking Project          6.00          09/01/07           417,040
     735,000   Chula Vista CA COP Lease Revenue Town Centre II Parking Project          6.00          09/01/08           764,385
     820,000   Chula Vista CA COP Lease Revenue Town Centre II Parking Project          6.00          09/01/10           849,446
     570,000   Chula Vista CA COP Lease Revenue Town Centre II Parking Project          6.00          09/01/11           589,642
   2,880,000   Clovis CA USD GO Capital Appreciation Election 2001 Project
               Series B FGIC Insured                                                    5.01^         08/01/17         1,450,282
   2,000,000   Coachella CA COP Water Revenue FSA Insured                               6.10          03/01/22         2,047,400
   1,000,000   Colton CA Joint USD GO Series A FGIC Insured                             5.38          08/01/17         1,122,210
   2,755,000   Contra Costa CA Transportation Authority Sales Tax Revenue
               Series A Escrowed to Maturity                                            6.50          03/01/09         3,247,842
   3,000,000   Contra Costa CA Transportation Authority Sales Tax Revenue
               Series A FGIC Insured Prerefunded 3/1/05 @ 100                           5.50          03/01/08         3,272,130
   5,485,000   Contra Costa County CA PFA Tax Allocation Revenue Pleasant Hill
               Bart Redevelopment Project                                               5.25          08/01/28         5,477,102
     270,000   Contra Costa County CA SFMR Collateralized by GNMA Escrowed to
               Maturity                                                                 7.75          05/01/22           365,723
   1,000,000   Cupertino CA COP Lease Revenue Series B                                  6.25          07/01/10         1,020,000
   1,035,000   Daly City CA Housing Development Finance Agency Housing Revenue
               Franciscan Acquisition Project Series A                                  5.65          12/15/19         1,072,343
   1,195,000   Dinuba CA USD GO Capital Appreciation Series A FGIC Insured              5.52^         08/01/26           347,219
   5,250,000   Duarte CA COP Healthcare Facilities Revenue Series A                     5.25          04/01/24         4,985,348
   2,000,000   Duarte CA COP Healthcare Facilities Revenue Series A ACA/CBI
               Insured                                                                  5.25          04/01/19         2,036,000
   1,355,000   Duarte CA COP Lease Revenue City of Hope National Medical Center
               Project Prerefunded 4/1/03 @ 102                                         6.13          04/01/13         1,398,834
   4,000,000   Duarte CA RDA Tax Allocation Revenue Capital Appreciation
               Redevelopment Project                                                    6.60^         12/01/16         1,968,560
   3,300,000   East Palo Alto CA RDA Tax Allocation Revenue University Circle
               Gateway Project                                                          6.63          10/01/29         3,539,844
   4,430,000   East Side USD CA GO Capital Appreciation Series A MBIA Insured           5.70^         09/01/18         1,997,088
   5,185,000   East Side USD CA GO Capital Appreciation Series A MBIA Insured           5.75^         09/01/19         2,191,855
   5,420,000   East Side USD CA GO Capital Appreciation Series A MBIA Insured           5.80^         09/01/20         2,138,298
   2,500,000   El Monte CA COP Lease Revenue Department of Public Services
               Facilities Project Phase II AMBAC Insured                                5.25          01/01/34         2,582,400
     500,000   Emeryville CA PFA Assessment Distribution Refinancing Project            5.75          09/02/14           510,305
   1,750,000   Emeryville CA PFA Assessment Distribution Refinancing Project            5.90          09/02/21         1,785,123

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$  2,455,000   Emeryville CA PFA Tax Allocation Revenue Redevelopment Project
               Series A Unrefunded Balance                                              6.35%         05/01/10     $   2,481,539
   1,500,000   Encintas CA USD GO Capital Appreciation Project MBIA Insured             5.52^         08/01/18           709,755
   2,000,000   Escondido CA Joint Powers Financing Authority Lease Revenue
               California Center for the Arts Project AMBAC Insured                     6.00          09/01/18         2,240,420
   2,000,000   Escondido CA Joint Powers Financing Authority Lease Revenue
               Escondido Civic Center Project Series B AMBAC Insured Escrowed to
               Maturity                                                                 6.13          09/01/11         2,379,180
   2,095,000   Folsom Cordova CA USD GO Capital Appreciation Series A MBIA
               Insured                                                                  5.40^         10/01/19           922,093
   1,285,000   Fontana CA RDA Tax Allocation Revenue Jurupa Hills Redevelopment
               Project Series A                                                         5.50          10/01/17         1,356,215
   5,040,000   Fontana CA RDA Tax Allocation Revenue Jurupa Hills Redevelopment
               Project Series A                                                         5.50          10/01/27         5,094,130
   4,785,000   Fontana CA RDA Tax Allocation Revenue Jurupa Hills Redevelopment
               Project Series A                                                         5.60          10/01/27         4,887,064
   3,000,000   Fontana CA USD GO Series C FGIC Insured                                  6.15          05/01/20         3,453,030
   1,300,000   Fremont CA USD GO Election 1998 Project Series C FSA Insured             5.00          09/01/18         1,381,861
   1,000,000   Fresno CA COP Lease Revenue Street Improvement Project                   6.63          12/01/11         1,035,320
   2,000,000   Fresno CA USD GO Series A MBIA Insured Escrowed to Maturity              5.70          08/01/15         2,058,980
   1,250,000   Fresno County CA Finance Authority Solid Waste Revenue American
               Avenue Landfill Project MBIA Insured                                     5.75          05/15/14         1,383,438
   1,800,000   Gilroy CA Project Revenue Senior Lien Bonfante Gardens Park
               Project                                                                  8.15          11/01/15         1,635,138
   1,000,000   Glendale CA RDA Tax Allocation Revenue Central Glendale
               Redevelopment Project AMBAC Insured                                      5.50          12/01/11         1,057,520
   1,000,000   Glendale CA USD GO Series A FGIC Insured                                 5.75          09/01/17         1,142,890
   2,420,000   Golden West CA Schools Financing Authority Capital Appreciation
               Series A MBIA Insured                                                    5.42^         08/01/15         1,371,511
   2,500,000   Hawaiian Gardens CA RDA Tax Allocation Revenue                           6.00          12/01/13         2,787,825
   4,500,000   Hawthorne CA School District COP Lease Revenue FSA Insured               6.00**        11/01/25         4,119,435
   1,000,000   Indian Wells CA RDA Tax Revenue Consumers Whitewater Project MBIA
               Insured                                                                  6.00          12/01/14         1,023,810
   3,750,000   Industry CA Urban Development Agency Tax Allocation Revenue Civic
               Recreation Industrial Project Series 1 MBIA Insured                      5.00          05/01/17         3,918,825
   1,555,000   Inglewood CA RDA Tax Allocation Revenue Merged Redevelopment
               Project Series A AMBAC Insured                                           5.25          05/01/17         1,745,488
     270,000   Jamul-Dulzura CA USD GO Series C                                         6.40          08/01/16           276,442
   2,000,000   Kern CA High School District GO Series D MBIA Insured Escrowed to
               Maturity                                                                 5.60          08/01/12         2,084,420
   1,185,000   La Verne CA COP Lease Revenue 1987 Capital Improvements Project          5.70          06/01/15         1,208,036
   2,765,000   Laguna Salada CA USD GO Capital Appreciation Series B FGIC
               Insured                                                                  5.25^         08/01/19         1,226,969
   2,000,000   Laguna Salada CA USD GO Capital Appreciation Series B FGIC
               Insured                                                                  5.30^         08/01/20           832,120
   4,000,000   Lake Elsinore CA PFA Tax Allocation Revenue Series A                     5.50          09/01/30         4,032,000
   3,000,000   Livermore-Amador Valley Water Management Agency CA Sewer Revenue
               Series A AMBAC Insured                                                   5.00          08/01/23         3,073,500
   1,055,000   Lodi CA USD GO MBIA Insured                                              5.00          08/01/15         1,147,313
   3,000,000   Long Beach CA Financing Authority Lease Revenue AMBAC Insured            6.00          11/01/08         3,560,430
   1,500,000   Long Beach CA Financing Authority Lease Revenue AMBAC Insured            6.00          11/01/17         1,812,435
   2,900,000   Los Altos CA School District Capital Appreciation Election of
               1998 Project Series B MBIA Insured                                       5.87^         08/01/21         1,075,958
   2,900,000   Los Angeles CA Department of Airports Airport Revenue Series A
               FGIC Insured                                                             5.50          05/15/08         3,181,590
     395,000   Los Angeles CA DW&P Electric Revenue Escrowed to Maturity                5.70          09/01/11           413,229
     380,000   Los Angeles CA DW&P Electric Revenue Prerefunded 9/1/03 @ 102            5.70          09/01/11           399,011

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$  2,750,000   Los Angeles CA DW&P Electric Revenue Second Issue MBIA/IBC
               Insured Refunded Balance Prerefunded 10/15/17 @ 100                      5.00%         10/15/33     $   2,875,015
   3,920,000   Los Angeles CA DW&P Electric Revenue Unrefunded Balance                  5.70          09/01/11         4,111,218
   3,000,000   Los Angeles CA DW&P Water Revenue                                        5.70          04/15/09         3,098,370
   4,745,000   Los Angeles CA Harbor Department Revenue Series B                        5.38          11/01/15         4,971,764
   2,465,000   Los Angeles CA Harbor Department Revenue Series B                        5.38          11/01/23         2,524,752
   4,830,000   Los Angeles CA USD GO Election of 1997 Project Series E MBIA
               Insured                                                                  5.13          07/01/22         5,034,744
   5,500,000   Los Angeles CA USD GO Election of 1997 Project Series E MBIA
               Insured                                                                  5.13          01/01/27         5,660,490
   1,500,000   Los Angeles CA USD GO Series B FGIC Insured                              5.00          07/01/18         1,570,320
   2,200,000   Los Angeles CA USD Lease Revenue Multiple Properties Project
               Series A FSA Insured                                                     5.50          10/01/10         2,493,568
   1,905,000   Los Angeles County CA COP Lease Revenue Antelope Valley
               Courthouse Project Series A AMBAC Insured                                5.25          11/01/27         1,970,723
   1,160,000   Los Angeles County CA School Regionalized Business Services Lease
               Revenue Capital Appreciation Pooled Financing Project Series A
               AMBAC Insured                                                            5.97^         08/01/26           336,122
   1,370,000   Madera CA RDA Tax Allocation Revenue Madera Redevelopment Project
               FSA Insured                                                              5.75          09/01/11         1,437,281
   2,235,000   Merced CA USD GO Capital Appreciation Project Series A FGIC
               Insured                                                                  5.70^         08/01/18         1,057,535
   1,055,000   Merced CA USD GO Capital Appreciation Project Series A FGIC
               Insured                                                                  5.48^         08/01/21           410,828
     805,000   Merced County CA COP Lease Revenue FSA Insured Escrowed to
               Maturity                                                                 6.00          10/01/12           821,100
   2,005,000   Mid Peninsula Regional Open Space District Finance Authority
               Lease Revenue Capital Appreciation Project AMBAC Insured                 5.74^         09/01/28           499,345
   2,000,000   Mid Peninsula Regional Open Space District GO Promissory Notes           7.00          09/01/14         2,207,000
   4,375,000   Monrovia CA RDA Tax Allocation Revenue Central Redevelopment
               Project Area 1 AMBAC Insured                                             5.00          05/01/21         4,524,669
   3,725,000   Monrovia CA USD GO Capital Appreciation Series B FGIC Insured            5.62^         08/01/25         1,145,624
   1,000,000   Montebello CA USD GO Capital Appreciation FSA Insured                    5.62^         08/01/25           307,550
   1,620,000   Montebello CA USD GO Capital Appreciation FSA Insured                    5.63^         06/01/26           474,838
   1,260,000   Mountain View Los Altos CA USD GO Series D FSA Insured                   5.91^         08/01/19           559,390
     720,000   Natomas CA USD GO Series A MBIA Insured Escrowed to Maturity             5.75          09/01/12           744,746
   1,000,000   Northern California Power Agency Public Power Revenue Geothermal
               Project #3 Series A                                                      5.35          07/01/03         1,018,450
     435,000   Nu View CA USD Lease Revenue                                             7.25          02/01/16           440,133
   1,465,000   Oakland CA GO FGIC Insured                                               6.00          06/15/12         1,499,896
   1,500,000   Ontario CA RDFA Tax Revenue Ontario Redevelopment Project One
               MBIA Insured Escrowed to Maturity                                        6.00          08/01/15         1,566,960
   4,795,000   Orchard CA School District GO Capital Appreciation Election of
               2000 Project Series A FGIC Insured                                       5.64^         08/01/23         1,643,582
   2,160,000   Orchard CA School District GO Capital Appreciation Election of
               2000 Project Series A FGIC Insured                                       5.65^         08/01/24           699,905
   1,000,000   Paramount CA USD GO Capital Appreciation Series A FSA Insured            5.75^         09/01/21           387,770
   1,000,000   Paramount CA USD GO Capital Appreciation Series A FSA Insured            5.77^         09/01/22           362,970
     145,000   Parlier CA RDA Tax Allocation Revenue Series A Unrefunded Balance        6.95          08/01/23           148,476
   2,045,000   Perris CA PFA Tax Allocation Revenue Series A                            5.75          10/01/31         2,109,336
   1,030,000   Perris CA PFA Tax Allocation Revenue Series A MBIA Insured               5.25          10/01/20         1,115,490
   7,000,000   Pico Rivera CA Water Authority Revenue Water System Project
               Series A                                                                 6.25          12/01/32         7,091,840
   5,000,000   Pico Rivera CA Water Authority Revenue Water System Project
               Series A MBIA Insured                                                    5.50          05/01/29         5,606,000
   2,515,000   Placentia CA RDA Tax Allocation Revenue Series A                         5.85          08/01/32         2,533,007
   2,680,000   Ponoma CA USD GO Series A MBIA Insured                                   6.55          08/01/29         3,439,592

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$  1,000,000   Port Oakland CA Special Facilities Revenue Mitsui OSK Lines
               Limited Project Series A Mizuho Corporate Bank LOC                       6.70%         01/01/07     $   1,024,070
   2,155,000   Port Oakland CA Special Facilities Revenue Mitsui OSK Lines
               Limited Project Series A Mizuho Corporate Bank LOC                       6.80          01/01/19         2,184,437
   2,000,000   Port Oakland CA Transportation Revenue Series L FGIC Insured             5.50          11/01/20         2,149,160
   5,000,000   Port Oakland CA Transportation Revenue Series L FGIC Insured             5.00          11/01/21         5,089,100
   3,600,000   Port Redwood City CA Airport Revenue                                     5.13          06/01/30         3,409,812
   1,100,000   Richmond CA Joint Powers Finance Authority Lease & Gas Tax
               Revenue Series A                                                         5.25          05/15/13         1,167,166
   8,595,000   Riverside County CA Asset Leasing Corporation Healthcare
               Facilities Revenue Riverside County Hospital Project MBIA Insured        6.94^         06/01/26         2,479,400
   5,750,000   Riverside County CA Asset Leasing Corporation Lease Revenue
               Riverside County Hospital Project Series A                               6.38          06/01/09         5,929,400
   4,560,000   Riverside County CA PFA Tax Allocation Revenue Redevelopment
               Projects Series A                                                        5.50          10/01/22         4,613,306
     170,000   Riverside County CA SFMR Series A Collateralized by GNMA                 6.85          10/01/16           184,878
   3,990,000   Rocklin CA RDA Tax Allocation Revenue Rocklin Redevelopment
               Project Series A                                                         5.50          09/01/31         4,063,975
       5,000   Sacramento CA City Financing Authority Revenue Unrefunded Balance        6.70          11/01/11             5,070
   2,500,000   Sacramento CA MUD Electric Revenue Series A MBIA Insured
               Partially Escrowed to Maturity                                           6.25          08/15/10         3,024,625
     300,000   Sacramento CA MUD Electric Revenue Series C FGIC Insured Escrowed
               to Maturity                                                              5.75          11/15/08           307,071
   2,400,000   Sacramento CA MUD Electric Revenue Series E MBIA/IBC Insured
               Prerefunded 5/15/03 @ 102                                                5.70          05/15/12         2,488,296
   2,000,000   Sacramento County CA COP Lease Revenue Main Detention Facility
               Project MBIA Insured                                                     5.75          06/01/15         2,075,920
   2,870,000   Sacramento County CA Housing Authority MFHR Verandas Apartments
               Project Series H Collateralized by FNMA                                  5.70          03/01/34         2,989,220
   4,000,000   San Buenaventura CA COP Lease Revenue Capital Improvements
               Project AMBAC Insured Prerefunded 1/1/03 @ 102                           6.00          01/01/12         4,080,000
   2,000,000   San Diego CA Convention Center Expansion Finance Authority Lease
               Revenue Series A AMBAC Insured                                           4.75          04/01/28         1,985,320
   1,000,000   San Diego CA PFA Sewer Revenue Series A                                  5.25          05/15/20         1,018,900
   1,060,000   San Diego CA RDA Parking Revenue Centre City Sub Parking Project
               Series B                                                                 5.30          09/01/20         1,062,258
   1,000,000   San Diego CA RDA Tax Allocation Revenue Centre City Project
               Series C AMBAC Insured                                                   4.75          09/01/24           999,940
   3,910,000   San Diego CA RDA Tax Revenue Centre City Project FSA Insured             5.52^         09/01/23         1,329,087
   3,300,000   San Diego County CA COP Lease Revenue Burnham Institute Project          6.25          09/01/29         3,449,853
   2,000,000   San Diego County CA COP Lease Revenue Downtown Courthouse Project
               AMBAC Insured                                                            4.50          05/01/23         1,935,140
   4,500,000   San Diego County CA Regional Transportation Commission Sales Tax
               Revenue Series A Escrowed to Maturity                                    6.00          04/01/08         4,549,365
   2,390,000   San Francisco CA City & County Airport Commission International
               Airport Revenue Second Series Issue 15A FSA Insured                      5.00          05/01/17         2,463,971
   1,425,000   San Francisco CA City & County Airport Commission International
               Airport Revenue Second Series Issue 16B MBIA Insured                     5.00          05/01/19         1,482,670
   2,500,000   San Francisco CA City & County Airport Commission International
               Airport Revenue Second Series Issue 27B FGIC Insured                     5.00          05/01/19         2,615,975
   2,250,000   San Francisco CA City & County RDFA Tax Allocation Revenue
               Capital Appreciation Redevelopment Project Series D MBIA Insured         5.20^         08/01/24           726,008
     650,000   San Jacinto CA Community Facilities District Tax Revenue Series A        2.90          09/01/06           648,505

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$  4,000,000   San Joaquin Hills CA Transportation Corridor Agency Toll Road
               Revenue Capital Appreciation Senior Lien Prerefunded 1/1/08 @ 102        7.55%         01/01/10     $   5,064,440
   3,300,000   San Jose CA MFHR El Parador Apartments Project Series A Union
               Bank of CA NA LOC                                                        6.20          01/01/41         3,500,376
   1,825,000   San Jose CA RDA Tax Allocation Revenue Merged Area Redevelopment
               Project MBIA Insured                                                     5.00          08/01/22         1,874,914
  10,000,000   San Jose CA RDA Tax Allocation Revenue Merged Area Redevelopment
               Project MBIA Insured                                                     5.00          08/01/24        10,188,300
   2,000,000   San Jose CA SFMR Capital Accumulator GEMIC Insured Escrowed to
               Maturity                                                                10.02^         04/01/16         1,083,500
   1,300,000   San Jose CA USD COP Lease Revenue FSA Insured                            5.33^         01/01/19           591,747
   1,205,000   San Jose CA USD COP Lease Revenue FSA Insured                            5.52^         01/01/21           481,651
   1,310,000   San Marcos CA Public Facilities Authority Customer Receipts
               Prerefunded 1/1/19 Escrowed to Maturity                                  4.77^         01/01/15           777,053
   1,000,000   San Mateo CA RDA Tax Allocation Revenue                                  5.40          08/01/18         1,071,690
   6,250,000   Santa Clara County CA Housing Authority MFHR Blossom River
               Apartments Project Series A                                              6.50          09/01/39         5,948,875
   2,000,000   Santa Clara County CA Housing Authority MFHR Rivertown Apartments
               Project Series A Union Bank of CA NA LOC                                 6.00          08/01/41         2,046,960
   4,284,000   Santa Clara County CA Housing Authority MFHR The Willows
               Apartments Project Series A                                              6.40          06/01/30         4,149,440
   1,195,000   Santa Rosa CA High School District GO FGIC Insured                       5.90          05/01/13         1,288,389
   1,550,000   Simi Valley CA USD COP Lease Revenue Capital Improvement Projects
               AMBAC Insured                                                            5.25          08/01/22         1,683,269
   1,000,000   Sonoma Valley CA USD GO FSA Insured                                      6.00          07/15/21         1,124,440
   5,720,000   South County CA Regional Wastewater Authority Revenue Regional
               Wastewater Facilities & Capital Improvement Project Series B FGIC
               Insured Prerefunded 2/1/03 @ 102                                         5.75          08/01/10         5,856,193
   1,765,000   South Gate CA PFA Tax Allocation Revenue South Gate Redevelopment
               Project #1 XLCA Insured                                                  5.25          09/01/19         1,895,645
     195,000   Southern California HFA SFMR Series A Collateralized by GNMA             7.63          10/01/22           195,226
     240,000   Southern California HFA SFMR Series A Collateralized by GNMA/FNMA        6.75          09/01/22           242,969
   1,000,000   Southern California Public Power Authority Electric Revenue              6.75          07/01/11         1,234,270
   8,000,000   Southern California Public Power Authority Electric Revenue FGIC
               Insured Escrowed to Maturity                                             5.45          07/01/17         8,306,560
      15,000   Stockton CA SFMR Series A Collateralized by GNMA/FNMA/FHLMC              7.50          02/01/23            16,436
   5,690,000   Sulphur Springs CA USD GO Series A MBIA Insured                          7.00^         09/01/13         3,648,485
   1,000,000   Sunnyvale CA Financing Authority Resource Recovery Revenue Solid
               Waste Materials Recovery Project Series B MBIA Insured                   6.00          10/01/08         1,022,370
   1,000,000   Temecula Valley CA USD GO Series D FGIC Insured                          6.00          09/01/14         1,027,630
   2,705,000   Torrance CA COP Lease Revenue AMBAC Insured                              5.75          04/01/16         2,981,911
   5,000,000   Tustin CA USD Tax Revenue Community Facilities District #88-1 FSA
               Insured                                                                  4.38          09/01/19         4,967,550
   1,615,000   Twentynine Palms CA Water District Lease Revenue Prerefunded
               2/1/03 @ 102                                                             7.00          08/01/17         1,654,842
   5,725,000   Union City CA Community RDA Tax Allocation Revenue Community
               Redevelopment Program Series A AMBAC Insured                             5.38          10/01/34         6,011,708
   1,000,000   Union City CA Community RDA Tax Allocation Revenue Community
               Redevelopment Project AMBAC Insured                                      5.65          10/01/14         1,051,310
   3,825,000   Union Elementary School District CA GO Capital Appreciation
               Series B FGIC Insured                                                    5.76^         09/01/24         1,234,022
   2,500,000   University of CA COP Educational Facilities Revenue San Diego
               Campus Projects Series A                                                 5.25          01/01/27         2,588,825
   3,200,000   University of CA Educational Facilities Revenue Housing Systems
               Project Series A MBIA Insured                                            5.50          11/01/10         3,375,935
   3,275,000   Vallejo CA Water Revenue Water Improvement Project Series A FSA
               Insured                                                                  5.70          05/01/16         3,694,297

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA (continued)
$  2,000,000   Ventura County CA COP Lease Revenue Public Facilities Corporation
               IV Project Prerefunded 12/1/03 @ 102                                     5.75%         12/01/06     $   2,122,819
   2,000,000   Ventura County CA COP Lease Revenue Public Facilities Corporation
               IV Project Prerefunded 12/1/03 @ 102                                     5.75          12/01/07         2,122,819
   2,500,000   Vista CA Community Development Commission Tax Allocation Revenue
               Vista Redevelopment Project Area                                         5.88          09/01/37         2,590,499
   1,135,000   Walnut Valley CA USD GO Series C FGIC Insured Escrowed to
               Maturity                                                                 5.75          08/01/15         1,168,799
   1,100,000   Westminster CA RDA MFHR Rose Gardens Apartments Project Series A         6.50          08/01/10         1,130,601
   2,395,000   Windsor CA Joint Powers Financing Authority Lease Revenue Windsor
               Civic Center Project Series A FSA Insured                                5.38          10/01/18         2,630,547
   1,000,000   Yolo County CA HFA MFHR Walnut Park Apartments FHA Insured               7.20          08/01/33         1,031,229
   1,600,000   Yorba Linda CA Redevelopment Agency Tax Revenue Capital
               Appreciation Yorba Linda Redevelopment Project Series A MBIA
               Insured                                                                  5.27^         09/01/19           705,039

                                                                                                                     587,338,911
                                                                                                                   -------------

PUERTO RICO - 0.69%
   3,700,000   Childrens Trust Fund Puerto Rico Tobacco Settlement Funded
               Prerefunded 7/1/10 @ 100                                                 6.00          07/01/26         4,402,260
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS (COST $550,969,553)                                                                            591,741,171
                                                                                                                   -------------

SHARES
CLOSED END MUTUAL FUNDS - 2.38%
      64,600   BlackRock California Insured Municipal 2008 Term Trust                                                  1,062,024
     314,300   MuniYield California Fund Incorporated                                                                  4,566,779
     414,377   MuniYield California Insured Fund II                                                                    5,664,547
      45,000   Putnam California Investment Grade Municipa Trust                                                         614,250
     135,000   Van Kampen California Quality Municipal Trust                                                           2,272,050
      60,100   Van Kampen California Value Municipal Income Trust                                                        968,211

TOTAL CLOSED END MUTUAL FUNDS (COST $13,737,448)                                                                      15,147,861
                                                                                                                   -------------

PRINCIPAL
MUNICIPAL DEMAND NOTES - 3.08%

CALIFORNIA - 3.08%
   2,000,000   Antelope Valley CA Healthcare Facilities Revenue Series A
               JP Morgan Chase Bank LOC ##                                              1.50%         09/01/17         2,000,000
   2,000,000   California State HFFA Healthcare Facilities Revenue Catholic
               Healthcare Project Series C MBIA Insured ##                              1.20          07/01/22         2,000,000
     995,000   Irvine CA Improvement Bond Act 1915 Assessment District #89-10
               Project Bayerische Hypo LOC ##                                           1.70          09/02/15           995,000
   2,400,000   Irvine CA Improvement Bond Act 1915 Assessment District #97-17
               Project Bayerische Hypo LOC ##                                           1.70          09/02/23         2,400,000
   2,300,000   Irvine CA Improvement Bond Act 1915 Limited Obligation Assessment
               District #93-14 Project Bank of America NA LOC ##                        1.45          09/02/25         2,300,000
   6,900,000   Metropolitan Water District Southern California Water Revenue
               Series B1 ##                                                             1.55          07/01/35         6,900,000
   2,000,000   Newport Beach CA Healthcare Facilities Revenue Hoag Memorial
               Presbyterian Hospital Project ##                                         1.46          10/01/22         2,000,000
   1,000,000   Rancho Mirage CA Joint Powers Financing Authority Healthcare
               Facilities Revenue Eisenhower Medical Center Project Series B
               Allied Irish Bank plc LOC ##                                             1.46          01/01/26         1,000,000

TOTAL MUNICIPAL DEMAND NOTES (COST $19,595,000)                                                                       19,595,000
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENT - 0.76%
   4,781,997   Wells Fargo California Tax-Free Money Market Fund ~                                                 $   4,781,997
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENT (COST $4,781,997)                                                                          4,781,997
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $589,083,998)*                                                    99.26%                                     $ 631,266,029
OTHER ASSETS AND LIABILITIES, NET                                        0.74                                          4,734,146
                                                                       ------                                      -------------
TOTAL NET ASSETS                                                       100.00%                                     $ 636,000,175
                                                                       ======                                      =============

+/-  Variable rate securities.
** Step rate bond. The maturity date is the effective maturity date; the rate shown is the rate in effect as of December 31, 2002.
## These variable rate securities are subject to a demand feature which reduces the remaining maturity.
^    Zero coupon bond. Interest rate presented is Yield to Maturity.
D Step Up Bond. The maturity date is the effective maturity date; the rate shown is the rate in effect as of December 31, 2002.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost is the same as for financial statement purposes and net unrealized appreciation consists of:

     Gross Unrealized Appreciation                                 $ 42,426,734
     Gross Unrealized Depreciation                                     (244,703)
                                                                   ------------
     Net Unrealized Appreciation                                   $ 42,182,031

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (UNAUDITED)

COLORADO TAX-FREE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MUNICIPAL BONDS - 92.89%

COLORADO - 91.90%
$  1,250,000   Adams & Weld Counties CO School District #27J Brighton GO MBIA
               Insured                                                                  5.50%         12/01/19     $   1,368,800
   1,250,000   Arapahoe County CO Water & Wastewater Authority Revenue                  6.25          12/01/20         1,287,775
     500,000   Aspen Valley Hospital District CO Hospital Revenue                       6.80          10/15/24           536,065
     290,000   Aurora CO HFA MFHR Mountainview Place Project FHA Insured                7.13          09/01/22           291,154
   1,500,000   Aurora CO HFA MFHR River Falls Project Series A                          5.60          07/01/19         1,524,525
   1,000,000   Aurora CO HFA MFHR River Falls Project Series A                          5.70          07/01/23         1,008,980
     850,000   Black Hawk CO Business Improvement Revenue District #97-1 Project        6.00          12/01/09           853,799
     825,000   Black Hawk CO Business Improvement Revenue District #98-1 Project        7.00          12/01/11           830,956
   1,000,000   Boulder CO Water & Sewer Revenue                                         5.60          12/01/17         1,126,770
   1,235,000   Boulder County CO IDR University Corporation for Atmospheric
               Project MBIA Insured                                                     5.50          09/01/20         1,342,136
     100,000   Boulder County CO MFHR Thistle Community Housing Project                 6.00          06/01/11            96,603
   1,000,000   Boulder County CO MFHR Thistle Community Housing Project                 6.38          06/01/29           929,670
     500,000   Centennial 25 Metropolitan District CO Arapahoe County GO                6.38          12/01/16           515,675
     500,000   Colorado Educational & Cultural Facilities Lease Revenue Charter
               School Core Knowledge Project                                            7.00          11/01/29           537,190
     600,000   Colorado Educational & Cultural Facilities Lease Revenue Charter
               School Renaissance School Project                                        6.75          06/01/29           621,858
   1,500,000   Colorado Educational & Cultural Facilities Lease Revenue Pinnacle
               Charter School Project                                                   6.00          12/01/21         1,491,525
   1,000,000   Colorado Educational & Cultural Facilities Private School Revenue
               Academy Charter School Project                                           6.25          12/15/12         1,088,630
   1,000,000   Colorado Educational & Cultural Facilities Private School Revenue
               Academy Charter School Project                                           7.13          12/15/30         1,081,630
   3,750,000   Colorado Educational & Cultural Facilities Private School Revenue
               Alexander Dawson School CO Project                                       5.30          02/15/29         3,832,650
   1,000,000   Colorado Educational & Cultural Facilities Private School Revenue
               Charter School University Lab School Project                             5.75          06/01/16         1,022,010
   1,250,000   Colorado Educational & Cultural Facilities Revenue                       5.25          06/01/21         1,270,337
   6,725,000   Colorado HFA Series 120+/-                                              11.36          04/01/11         7,982,844
   2,930,000   Colorado HFA Series E3                                                   6.60          08/01/17         3,246,704
     735,000   Colorado HFA SFMR Series A3                                              6.50          05/01/16           778,835
      80,000   Colorado HFA SFMR Series B2                                              7.50          12/01/16            81,324
   5,000,000   Colorado HFA SFMR Series B3                                              6.70**        08/01/17         5,503,450
   1,000,000   Colorado HFA SFMR Series B3                                              6.55          08/01/33         1,085,740
     615,000   Colorado HFA SFMR Series C2                                              7.45          06/01/17           627,528
   1,010,000   Colorado HFA SFMR Series C3 FHA Insured                                  6.38          08/01/33         1,108,101
     225,000   Colorado HFA SFMR Series D1 Remarketed 7/15/94                           8.00          12/01/24           228,902
     505,000   Colorado HFA SFMR Series D2                                              7.10          06/01/14           537,108
     265,000   Colorado HFA SFMR Series D2 Remarketed 11/15/94                          8.13          06/01/25           267,374
   2,000,000   Colorado HFFA Revenue Catholic Health Initiatives Project                5.25          09/01/21         2,030,460
   1,040,000   Colorado HFFA Revenue Exempla Incorporated Project Series A              5.50          01/01/23         1,060,842
   1,000,000   Colorado HFFA Revenue Exempla Incorporated Project Series A              5.63          01/01/33         1,020,310
     415,000   Colorado HFFA Revenue National Jewish Medical & Research Center
               Project                                                                  5.00          01/01/08           425,504
   2,000,000   Colorado HFFA Revenue Parkview Medical Center Project                    6.50          09/01/20         2,130,540

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
COLORADO (continued)
$  1,250,000   Colorado HFFA Revenue Sisters of Charity Healthcare Project
               Series A AMBAC Insured Escrowed to Maturity                              6.25%         05/15/11     $   1,508,938
   1,000,000   Colorado HFFA Revenue Steamboat Springs Health Project                   5.75          09/15/22           961,180
   2,000,000   Colorado HFFA Revenue Steamboat Springs Health Project                   5.70          09/15/23         1,888,500
     500,000   Colorado Springs CO Hospital Revenue                                     6.38          12/15/30           529,510
   2,255,000   Colorado Water Reserve & Power Development Authority Clean Water
               Revenue Series A                                                         5.25          09/01/15         2,503,839
   1,000,000   Colorado Water Reserve & Power Development Authority Clean Water
               Revenue Series A                                                         5.63          09/01/15         1,134,420
   1,000,000   Colorado Water Reserve & Power Development Authority Clean Water
               Revenue Series A                                                         5.13          09/01/18         1,059,860
   1,000,000   Colorado Water Reserve & Power Development Authority Clean Water
               Revenue Series B                                                         5.00          09/01/19         1,047,620
   1,810,000   Colorado Water Reserve & Power Development Authority Water
               Revenue Series A                                                         4.88          09/01/17         1,899,414
   1,000,000   Colorado Water Reserve & Power Development Authority Water
               Revenue Series A                                                         5.00          09/01/19         1,037,790
  10,000,000   Dawson Ridge CO Metropolitan District #1 GO Series B Escrowed to
               Maturity                                                                 6.10^         10/01/22         3,607,200
   1,000,000   Denver CO City & County Airport Revenue Series A MBIA Insured            5.50          11/15/25         1,051,910
   2,000,000   Denver CO City & County Airport Revenue Series B FGIC Insured            5.50          11/15/15         2,226,860
   1,000,000   Denver CO City & County Airport Revenue Series D FSA Insured             5.50          11/15/18         1,064,150
   1,000,000   Denver CO City & County COP Lease Revenue 2000 West 3rd Avenue
               Property Project Series A AMBAC Insured                                  5.13          12/01/21         1,045,600
   1,000,000   Denver CO City & County Excise Tax Revenue Colorado Convention
               Center Project Series A FSA Insured                                      5.50          09/01/16         1,107,240
   2,000,000   Denver CO City & County Excise Tax Revenue Colorado Convention
               Center Project Series A FSA Insured                                      5.50          09/01/17         2,201,280
   1,000,000   Denver CO City & County Recreational Revenue Helen G Bonfils
               Foundation Project Series B                                              5.13          12/01/17         1,073,490
     935,000   Denver CO Gateway Center Metropolitan District GO                        6.40          12/01/18           948,548
   1,475,000   Douglas County CO MFHR Parker Hilltop Project FHA Insured                5.35          08/01/18         1,528,277
   3,800,000   E-470 Public Highway Authority CO Toll Revenue Capital
               Appreciation Series B MBIA Insured                                       5.06^         09/01/16         2,024,754
   2,500,000   El Paso County CO GO School District #11                                 7.10          12/01/17         3,312,000
   1,160,000   El Paso County CO GO School District #49 FGIC Insured                    5.63          12/01/16         1,305,719
   1,500,000   Englewood CO MFHR Marks Apartments Project                               6.65          12/01/26         1,537,380
   1,200,000   Garfield County CO Building Corporation Lease Revenue AMBAC
               Insured                                                                  5.75          12/01/19         1,345,692
   1,100,000   Golden CO Sales & Use Tax Revenue Series B AMBAC Insured                 5.38          12/01/15         1,223,805
   1,165,000   Green Valley CO Metropolitan District GO AMBAC Insured                   5.75           12/1/19         1,306,513
   1,000,000   Highlands Ranch CO Metropolitan District #2 FSA Insured                  6.50           6/15/11         1,220,620
   3,000,000   Jefferson County CO School District #R001 GO MBIA Insured                6.50          12/15/11         3,692,700
     500,000   La Junta CO Hospital Revenue Ark Valley Regional Medical Center
               Project                                                                  6.00          04/01/19           500,100
     500,000   La Junta CO Hospital Revenue Ark Valley Regional Medical Center
               Project                                                                  6.10          04/01/24           487,860
     745,000   Little Thompson Water District CO Water Revenue Junior Lien MBIA
               Insured                                                                  5.75          12/01/17           824,179
   1,180,000   Mesa County CO Residential Care Facilities Nursing Revenue
               Hilltop Community Resources Project Series A Radian Insured              5.25          12/01/21         1,208,355
   2,000,000   Metex Metropolitan District CO GO Series A  MBIA Insured                 5.80          12/01/16         2,289,620
   1,210,000   Montrose County CO COP Lease Revenue Series A                            6.40          12/01/12         1,288,541
     915,000   Northern Metropolitan District CO Adams County                           6.50          12/01/16           929,677

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
COLORADO (continued)
$    295,000   Pueblo CO COP Public Parking Lease Purchase & Sublease Revenue           6.90%         07/01/15     $     308,169
   1,000,000   Saddle Rock CO Metropolitan District GO Radian Insured                   5.20          12/01/21         1,017,370
   1,500,000   San Miguel County CO HFA MFHR Telluride Village Apartments
               Project Prerefunded 7/1/03 @ 101                                         6.40          07/01/23         1,552,830
     600,000   Summit County CO Sports Facilities Revenue Keystone Resorts
               Management Project                                                       7.38          09/01/10           736,350
   1,730,000   University of Northern Colorado Educational Facilities Revenue
               Auxiliary Facilities System Project AMBAC Insured                        5.50          06/01/19         1,886,721

                                                                                                                     110,198,885
                                                                                                                   -------------

PUERTO RICO - 0.99%

   1,000,000   Childrens Trust Fund Puerto Rico Tobacco Settlement Funded
               Prerefunded 7/1/10 @ 100                                                 6.00          07/01/26         1,189,800
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS (COST $103,467,478)                                                                            111,388,685
                                                                                                                   -------------

SHARES
CLOSED END MUTUAL FUNDS - 2.24%
       8,248   BlackRock Strategic Municipal Trust                                                                       113,657
      50,096   Dreyfus Municipal Income Fund                                                                             445,353
      27,791   Dreyfus Strategic Municipal Bond Fund                                                                     224,273
      17,748   Municipal Advantage Fund Incorporated                                                                     236,048
      15,188   Municipal Partners Fund Incorporated                                                                      203,519
      15,692   Nuveen Dividend Advantage Municipal                                                                       234,438
      25,652   Nuveen Insured Municipal Opportunity                                                                      404,276
      18,339   Nuveen Premium Income Municipal Fund                                                                      257,113
      12,543   Seligman Select Municipal Fund                                                                            134,963
       7,778   Van Kampen Advantage Municipal Income Trust                                                               123,204
       8,528   Van Kampen Advantage Municipal Income Trust II                                                            123,656
      12,032   Van Kampen Trust for Investment Grade Municipals                                                          190,467

TOTAL CLOSED END MUTUAL FUNDS (COST $2,277,546)                                                                        2,690,967
                                                                                                                   -------------

PRINCIPAL
MUNICIPAL DEMAND NOTES - 1.25%

COLORADO - 1.25%
   1,500,000   Colorado HFA MFHR Windridge Apartments Project Collateralized by
               FNMA ##                                                                  1.50           2/15/28         1,500,000
                                                                                                                   -------------

TOTAL MUNICIPAL DEMAND NOTES (COST $1,500,000)                                                                         1,500,000
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 2.73%
   3,276,900   Wells Fargo National Tax-Free Money Market Trust~                                                   $   3,276,900
                                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,276,900)                                                                         3,276,900
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $110,521,924)*                                                    99.11%                                     $ 118,856,552
Other Assets and Liabilities, Net                                        0.89                                          1,062,623
                                                                       ------                                      -------------
TOTAL NET ASSETS                                                       100.00%                                     $ 119,919,175
                                                                       ======                                      =============

+/-  Variable rate securities.
** Step rate bond. The maturity date is the effective maturity date; the rate shown is the rate in effect as of December 31, 2002.
## These variable rate securities are subject to a demand feature which reduces the remaining maturity.
^    Zero coupon bond. Interest rate presented is Yield to Maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost is the same as for financial statement purposes and net unrealized appreciation consists of:

     Gross Unrealized Appreciation                                 $  8,486,464
     Gross Unrealized Depreciation                                     (151,836)
                                                                   ------------
     Net Unrealized Appreciation                                   $  8,334,628

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (UNAUDITED)

MINNESOTA TAX-FREE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MUNICIPAL BONDS - 97.52%

MINNESOTA - 95.16%
$    500,000   Alexandria MN Independent School District #206 GO Series A               6.00%         02/01/04     $     501,945
     250,000   Alexandria MN Independent School District #206 GO Series A               6.15          02/01/06           251,002
     250,000   Alexandria MN Independent School District #206 GO Series A               6.20          02/01/07           251,012
   2,845,000   Anoka-Hennepin MN Independent School District #11 GO Series A FSA
               Insured                                                                  5.00          02/01/18         2,995,557
     650,000   Austin MN Housing & Redevelopment Authority MFHR Courtyard
               Residence  Project Series A                                              7.15          01/01/20           662,870
   1,500,000   Austin MN Housing & Redevelopment Authority MFHR Courtyard
               Residence  Project Series A                                              7.25          01/01/32         1,529,595
   1,055,000   Bemidji MN Hospital Facilities Revenue North Country Health
               Services Project                                                         5.63          09/01/21         1,055,516
   1,500,000   Bemidji MN Independent School District #31 GO FSA Insured                5.00          04/01/19         1,571,145
     160,000   Blaine MN IDR Ball Corporation Project Escrowed to Maturity              7.13          12/01/04           176,460
     100,000   Bloomington MN GO                                                        9.70          02/01/04           109,043
     210,000   Bloomington MN GO Prerefunded 2/1/05 @ 100                               9.75          02/01/07           245,343
     290,000   Bloomington MN GO Prerefunded 2/1/05 @ 100                               9.75          02/01/08           338,807
   7,435,000   Bloomington MN Independent School District #271 GO Series A FSA
               Insured                                                                  5.13          02/01/24         7,685,040
   3,000,000   Bloomington MN Independent School District #271 GO Series B              5.00          02/01/16         3,171,990
   3,000,000   Bloomington MN Independent School District #271 GO Series B              5.00          02/01/19         3,125,100
   1,420,000   Bloomington MN Port Authority Lease Revenue City Hall Lease
               Obligation Project                                                       5.00          02/01/21         1,469,558
   1,000,000   Bloomington MN Port Authority Special Tax Revenue Mall of America
               Project Series A FSA Insured                                             5.00          02/01/13         1,070,490
   1,915,000   Bloomington MN Port Authority Special Tax Revenue Mall of America
               Project Series A FSA Insured Prerefunded 2/1/04 @ 100                    5.35          02/01/13         1,948,110
   1,450,000   Brainerd MN Independent School District #181 GO Series A FGIC
               Insured                                                                  5.00          02/01/20         1,513,916
   1,455,000   Brainerd MN Independent School District #181 GO Series A FGIC
               Insured                                                                  5.00          02/01/21         1,511,075
   2,195,000   Breckenridge MN HFFA Revenue Catholic Health Corporation Project
               MBIA Insured                                                             5.00          11/15/05         2,297,967
   3,530,000   Burnsville MN Hospital System Revenue Fairview Community
               Hospitals Escrowed to Maturity                                           4.00^         05/01/12         2,131,378
     945,000   Chaska MN Electric Revenue Series A                                      5.63          10/01/14         1,020,571
     995,000   Chaska MN Electric Revenue Series A                                      5.70          10/01/15         1,074,072
     750,000   Chaska MN Independent School District #112 GO Series A FSA
               Insured                                                                  5.70          02/01/17           837,067
   1,250,000   Chaska MN Independent School District #112 GO Series B                   5.75          02/01/07         1,392,363
   1,000,000   Chaska MN Independent School District #112 GO Series B                   5.75          02/01/09         1,113,890
     500,000   Chaska MN Independent School District #112 GO Series B                   6.00          02/01/13           560,670
     545,000   Clay County MN Housing & Redevelopment Authority Leasing Revenue         5.50          02/01/22           570,288
      55,000   Coon Rapids MN SFMR                                                      6.15          09/01/09            56,272
   1,000,000   Cuyuna Range Hospital District MN Healthcare Facilities Revenue
               Series A                                                                 5.75          06/01/14           988,420
   1,000,000   Cuyuna Range Hospital District MN Healthcare Facilities Revenue
               Series A                                                                 6.00          06/01/19           980,530
   1,000,000   Dakota County MN GO Community Development Agency                         5.00          01/01/21         1,021,070
   1,395,000   Dakota County MN Housing & Redevelopment Authority MFHR
               Collateralized by GNMA FHA Insured                                       7.38          12/01/29         1,468,321
     975,000   Duluth MN Economic Development Authority Healthcare Facilities
               Revenue BSM Properties Incorporated Project Series                       5.88          12/01/28           864,669
     635,000   Duluth MN Economic Development Authority HFFA Revenue Benedictine
               Health System St Mary Project Series A                                   5.55          02/15/04           650,958
     690,000   Duluth MN Economic Development Authority HFFA Revenue Benedictine
               Health System St Mary Project Series A                                   5.65          02/15/05           707,098

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MINNESOTA (continued)
$    465,000   Duluth MN Economic Development Authority HFFA Revenue Benedictine
               Health System St Mary Project Series A                                   5.75%         02/15/06     $     476,365
     155,000   East Grand Forks MN Electric Revenue                                     5.90          02/01/15           159,816
     255,000   East Grand Forks MN Electric Revenue                                     6.00          02/01/18           259,988
     300,000   East Grand Forks MN Electric Revenue                                     6.10          02/01/21           304,419
   1,220,000   Eden Prairie MN MFHR Rollings Hills Project Series A
               Collateralized by GNMA                                                   6.15          08/20/31         1,352,370
   1,000,000   Elk River MN Independent School District #728 GO Series A MBIA
               Insured                                                                  5.00          02/01/18         1,052,920
   1,000,000   Fergus Falls MN HFFA Revenue Lake Region Hospital Corporation
               Project Series                                                           6.50          09/01/18         1,026,690
     380,000   Fergus Falls MN HFFA Revenue Lake Region Hospital Corporation
               Project Series                                                           6.50          09/01/18           390,142
     580,000   Fergus Falls MN Housing & Redevelopment Authority Healthcare
               Facilities Revenue Lake Region Healthcare Project                        5.10          09/01/14           587,917
     605,000   Fergus Falls MN Housing & Redevelopment Authority Healthcare
               Facilities Revenue Lake Region Healthcare Project                        5.20          09/01/15           612,895
     560,000   Fergus Falls MN Housing & Redevelopment Authority Healthcare
               Facilities Revenue Lake Region Healthcare Project                        5.30          09/01/16           567,269
     670,000   Fergus Falls MN Housing & Redevelopment Authority Healthcare
               Facilities Revenue Lake Region Healthcare Project                        5.40          09/01/17           678,656
     700,000   Glencoe MN Healthcare Facilities Revenue Glencoe Regional Health
               Services Project                                                         7.20          04/01/16           712,061
     600,000   Glencoe MN Healthcare Facilities Revenue Glencoe Regional Health
               Services Project                                                         7.40          04/01/21           619,914
     585,000   Glencoe MN Healthcare Facilities Revenue Glencoe Regional Health
               Services Project                                                         7.50          04/01/31           604,323
     500,000   Glencoe MN Healthcare Facilities Revenue Prerefunded  6/1/05 @ 102       6.40          12/01/15           564,050
   1,390,000   Glencoe MN Hospital Revenue Prerefunded 8/1/04 @ 102                     6.63          04/01/11         1,526,971
   1,000,000   Hennepin County MN GO Series A                                           5.00          12/01/18         1,058,950
   1,075,000   Hibbing MN Healthcare Facilities Revenue Duluth Clinic Limited
               Project FSA Insured Prerefunded 11/1/13 @ 100                            5.50          11/01/16         1,237,540
   2,785,000   Itasca County MN Independent School District #318 GO FSA Insured         5.00          02/01/17         2,962,544
   1,735,000   Lake Superior MN Independent School District #381 GO Series A FSA
               Insured                                                                  5.00          04/01/19         1,833,236
   1,080,000   Lino Lakes MN Economic Development Authority Leasing Revenue
               Series A                                                                 5.25          02/01/16         1,094,969
     500,000   Lino Lakes MN Economic Development Authority Leasing Revenue
               Series A                                                                 5.35          02/01/19           504,975
     315,000   Mankato MN Hospital Facilities Revenue Series C Unrefunded
               Balance                                                                  6.10          08/01/05           322,330
     390,000   Mankato MN Hospital Facilities Revenue Series C Unrefunded
               Balance                                                                  6.15          08/01/06           398,974
     500,000   Minneapolis & St Paul MN Housing & Redevelopment Authority
               Healthcare Facilities Revenue Health Plan Incorporated Project           6.75          12/01/13           510,410
   2,000,000   Minneapolis & St Paul MN Metropolitan Airport Revenue Series B
               AMBAC Insured                                                            5.25          01/01/13         2,115,640
   4,860,000   Minneapolis & St Paul MN Metropolitan Airport Revenue Series C
               FGIC Insured                                                             5.25          01/01/21         5,109,269
   2,000,000   Minneapolis & St Paul MN Metropolitan Airport Revenue Series C
               FGIC Insured                                                             5.25          01/01/32         2,064,580
   1,000,000   Minneapolis MN Healthcare Facilities Revenue Allina Health
               Systems Project Series A                                                 6.00          11/15/23         1,043,120
   1,000,000   Minneapolis MN Healthcare Facilities Revenue Allina Health
               Systems Project Series A                                                 5.75          11/15/32         1,017,250
     745,000   Minneapolis MN Healthcare Facilities Revenue Fairview Health
               Services Project Series B MBIA Insured                                   5.00          05/15/21           765,137
     575,000   Minneapolis MN Healthcare Facilities Revenue Walker Methodist
               Senior Services Project Series A                                         5.50          11/15/12           532,979
   1,060,000   Minneapolis MN Healthcare Facilities Revenue Walker Methodist
               Senior Services Project Series A                                         5.88          11/15/18           955,707
     570,000   Minneapolis MN Healthcare Facilities Revenue Walker Methodist
               Senior Services Project Series A                                         6.00          11/15/28           486,940
     500,000   Minneapolis MN HFFA Revenue Ebenezer Society Project Series A            7.20          07/01/23           492,640

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MINNESOTA (continued)
$    290,000   Minneapolis MN Hospital Revenue Abbott Northwestern Hospital
               Incorporated Project Escrowed to Maturity                                6.50%         12/01/06     $     320,262
   1,010,000   Minneapolis MN Special School District #1 GO Prerefunded 2/1/03
               @ 100                                                                    5.75          02/01/09         1,013,848
   1,620,000   Minneapolis MN Special School District Lease Revenue MBIA Insured        5.50          02/01/21         1,715,029
   1,960,000   Minneapolis MN Special School District Lease Revenue Series A
               MBIA Insured Prerefunded 2/1/07 @ 100                                    5.38          02/01/17         2,206,862
   1,130,000   Minnesota Agriculture & Economic Development Board Healthcare
               Facilities Revenue Evangelical Lutheran Project                          6.00          02/01/22         1,142,690
   2,025,000   Minnesota Agriculture & Economic Development Board Healthcare
               Facilities Revenue Fairview Healthcare System Project Series A           5.88          11/15/10         2,204,800
   2,000,000   Minnesota Agriculture & Economic Development Board Healthcare
               Facilities Revenue Fairview Healthcare System Project Series A           6.38          11/15/22         2,144,620
   5,350,000   Minnesota Agriculture & Economic Development Board Healthcare
               Facilities Revenue Fairview Hospital Project Series A MBIA
               Insured                                                                  5.50          11/15/17         5,718,615
   1,000,000   Minnesota Public Facilities Authority Water PCR                          5.00          03/01/16         1,064,030
   4,490,000   Minnesota Public Facilities Authority Water PCR Series A                 5.00          03/01/18         4,710,055
   2,145,000   Minnesota Public Facilities Authority Water PCR Series A                 5.00          03/01/19         2,236,634
   2,000,000   Minnesota Public Facilities Authority Water PCR Series B                 5.13          03/01/15         2,155,180
   1,000,000   Minnesota State HEFA Revenue Carleton College Project Series 4N          5.00          11/01/18         1,055,640
   2,000,000   Minnesota State HEFA Revenue College at St Benedict Project
               Series 4T                                                                5.35          03/01/20         2,014,980
     700,000   Minnesota State HEFA Revenue Macalester College Project Series 4C        5.55          03/01/16           747,866
     600,000   Minnesota State HEFA Revenue Northwestern College Project
               Series 4Z                                                                5.20          10/01/13           610,296
     365,000   Minnesota State HEFA Revenue Series 3W Prerefunded 3/1/04 @ 100          6.00          03/01/07           384,823
     135,000   Minnesota State HEFA Revenue Series 3W Unrefunded Balance                6.00          03/01/07           139,416
   1,000,000   Minnesota State HEFA Revenue St Johns University Project
               Series 4L                                                                5.35          10/01/17         1,040,160
     150,000   Minnesota State HEFA Revenue St Marys College Project Series 3Q          5.70          10/01/03           154,140
     280,000   Minnesota State HEFA Revenue St Marys College Project Series 3Q          5.80          10/01/04           290,329
     295,000   Minnesota State HEFA Revenue St Marys College Project Series 3Q          5.90          10/01/05           305,210
     340,000   Minnesota State HEFA Revenue St Marys College Project Series 3Q          6.00          10/01/08           349,330
     895,000   Minnesota State HEFA Revenue St Marys University Project
               Series 5E                                                                6.75          03/01/19           980,669
     185,000   Minnesota State HFA Rental Housing Revenue Series B Housing &
               Urban Development/Section 8 Insured                                      6.25          08/01/22           185,167
   2,080,000   Minnesota State HFA Rental Housing Revenue Series D MBIA Insured         5.80          08/01/11         2,170,230
     890,000   Minnesota State HFA Rental Housing Revenue Series D MBIA Insured         5.90          08/01/15           931,866
     230,000   Minnesota State HFA SFMR Series A                                        5.75          07/01/18           242,077
   1,390,000   Minnesota State HFA SFMR Series A                                        5.85          07/01/20         1,465,282
   1,500,000   Minnesota State HFA SFMR Series A MBIA Insured                           5.35          07/01/17         1,542,885
   2,875,000   Minnesota State HFA SFMR Series D AMBAC Insured                          5.80          07/01/21         3,002,219
     140,000   Minnesota State HFA SFMR Series D2 Remarketed 3/24/93                    5.60          01/01/06           144,802
     790,000   Minnesota State HFA SFMR Series I Remarketed 8/12/92                     6.25          01/01/15           806,732
      30,000   Minnesota State HFA SFMR Series K                                        5.50          01/01/03            30,000
   2,160,000   Minnesota State HFA SFMR Series M Remarketed 12/12/96                    5.88          01/01/17         2,297,225
   1,500,000   Minnesota State Iron Range Resources & Rehabilitation
               Recreational Revenue Giants Ridge Recreational Area Project              7.25          11/01/16         1,582,845
   1,500,000   Minnesota State Iron Range Resources & Rehabilitation
               Recreational Revenue Giants Ridge Recreational Area Project              7.50          11/01/25         1,549,230
   1,000,000   Minnetonka MN Independent School District #276 GO Series B               5.65          02/01/10         1,116,700

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MINNESOTA (continued)
$  1,650,000   Minnetonka MN Independent School District #276 GO Series B               5.75%         02/01/22     $   1,783,155
     505,000   Monticello-Big Lake MN Community Healthcare Facilities Revenue
               Series A                                                                 5.20          12/01/09           515,378
     500,000   Monticello-Big Lake MN Community Healthcare Facilities Revenue
               Series A                                                                 5.30          12/01/10           504,640
     725,000   Monticello-Big Lake MN Community Healthcare Facilities Revenue
               Series A                                                                 5.40          12/01/11           728,161
     825,000   Monticello-Big Lake MN Community Healthcare Facilities Revenue
               Series A                                                                 5.45          12/01/12           826,229
     700,000   Monticello-Big Lake MN Community Healthcare Facilities Revenue
               Series A Radian Insured                                                  5.75          12/01/19           745,920
   1,530,000   Moorhead MN Residential Mortgage Revenue FHA/VA Insured Escrowed
               to Maturity                                                              7.10          08/01/11         1,825,795
   1,430,000   Mounds View MN Independent School District #621 GO Series A              5.38          02/01/17         1,558,428
   2,040,000   Mounds View MN Independent School District #621 GO Series A              5.38          02/01/19         2,198,426
     560,000   Mountain Iron MN Housing & Redevelopment Authority Lease Revenue
               Northeast Service Cooperative Project Series A                           6.25          10/01/19           579,533
   1,000,000   New Hope MN Housing & Healthcare Facilities Revenue Minnesota
               Masonic Home North Ridge Project                                         5.90          03/01/19           953,860
   2,000,000   Northern Minnesota Municipal Power Agency Electric Revenue FSA
               Insured                                                                  5.40          01/01/15         2,207,840
   1,000,000   Northern Minnesota Municipal Power Agency Electric Revenue FSA
               Insured                                                                  5.30          01/01/21         1,051,630
   1,800,000   Northfield MN Hospital Revenue Series C                                  6.00          11/01/26         1,784,052
     360,000   Osseo MN Economic Development Authority Lease Revenue Series B           5.90          02/01/18           380,981
     455,000   Osseo MN Economic Development Authority Lease Revenue Series B           6.00          02/01/22           475,757
   1,000,000   Otter Tail County MN Housing & Redevelopment Authority Lease
               Revenue Series A                                                         5.00          02/01/19         1,010,220
   1,550,000   Pequot Lakes MN Independent School District #186 GO FGIC Insured         5.25          02/01/22         1,633,468
     500,000   Pine River MN HFFA Revenue Evan Lutheran Good Samaritan Project          6.40          08/01/15           520,070
   1,470,000   Prior Lake MN Independent School District #719 GO Series A FGIC
               Insured                                                                  5.25          02/01/23         1,542,456
   1,890,000   Ramsey County MN GO Capital Improvement Plan Project Series A            5.00          02/01/17         2,023,774
   1,000,000   Ramsey County MN GO Capital Improvement Plan Project Series A            5.00          02/01/18         1,063,750
     115,000   Red Wing MN HFFA Revenue River Region Obligated Group Series B
               Prerefunded 9/1/05 @ 100                                                 6.35          09/01/07           128,868
     965,000   Red Wing MN IDR Northern States Power Company MBIA-IBC Insured           5.70          05/01/03           979,446
     300,000   Robbinsdale MN Economic Development Authority Revenue Senior
               Housing Project Series A                                                 6.63          01/01/19           290,673
   1,195,000   Robbinsdale MN Independent School District #281 GO                       5.60          02/01/18         1,371,645
   2,900,000   Robbinsdale MN Independent School District #281 GO                       5.63          02/01/20         3,332,680
   2,805,000   Robbinsdale MN Independent School District #281 GO FSA Insured           5.00          02/01/19         2,949,093
   2,900,000   Robbinsdale MN Independent School District #281 GO FSA Insured           5.00          02/01/20         3,029,021
   2,285,000   Rochester MN HFFA Revenue Mayo Foundation Mayo Medical Center
               Series I                                                                 5.80          11/15/07         2,602,912
   1,650,000   Rochester MN HFFA Revenue Mayo Foundation Mayo Medical Center
               Series I                                                                 5.90          11/15/09         1,900,932
   1,875,000   Rochester MN HFFA Revenue Mayo Foundation Mayo Medical Center
               Series I                                                                 5.90          11/15/10         2,156,888
   2,000,000   Rosemount MN Independent School District #196 GO Capital
               Appreciation Series A                                                    5.50^         04/01/09         1,636,320
   3,000,000   Rosemount MN Independent School District #196 GO Capital
               Appreciation Series A                                                    5.55^         04/01/10         2,328,300
   2,000,000   Rosemount MN Independent School District #196 GO Capital
               Appreciation Series A                                                    5.60^         04/01/11         1,471,420
   1,200,000   Sartell MN Independent School District #748 GO Capital
               Appreciation Series B MBIA Insured                                       6.15^         02/01/17           635,052
   2,100,000   Seaway Port Authority Duluth MN Cargil Incorporated Project
               Series B                                                                 6.80          05/01/12         2,170,350
     695,000   South Washington County MN Independent School District #833 GO
               Series A MBIA Insured                                                    5.50          02/01/17           769,567
   4,890,000   Southern Minnesota Municipal Power Agency Power Supply System
               Revenue Capital Appreciation Series A MBIA Insured                       6.04^         01/01/20         2,186,906

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MINNESOTA (continued)
$    545,000   Southern Minnesota Municipal Power Agency Power Supply System
               Revenue Series A Refunded Balance Escrowed to Maturity                   5.50%         01/01/03     $     545,000
   1,000,000   Southern Minnesota Municipal Power Agency Power Supply System
               Revenue Series A AMBAC Insured                                           5.25          01/01/17         1,121,580
     640,000   Southern Minnesota Municipal Power Agency Power Supply System
               Revenue Series A AMBAC Insured Bank of New York LOC Escrowed to
               Maturity                                                                 5.00          01/01/09           715,021
     955,000   Southern Minnesota Municipal Power Agency Power Supply System
               Revenue Series A Unrefunded Balance                                      5.50          01/01/03           955,000
   1,000,000   Southern Minnesota Municipal Power Agency Power Supply System
               Revenue Series B Unrefunded Balance Prerefunded 1/1/03 @ 102             5.80          01/01/07         1,020,000
     180,000   St Cloud MN COP Lease Revenue                                            5.20          12/01/05           194,562
     185,000   St Cloud MN COP Lease Revenue                                            5.30          12/01/06           198,642
     400,000   St Cloud MN COP Lease Revenue                                            5.90          12/01/17           413,540
   1,335,000   St Cloud MN Healthcare Facilities Revenue St Cloud Hospital
               Obligation Group Project Series A FSA Insured                            5.75          05/01/10         1,530,230
   1,750,000   St Cloud MN Healthcare Facilities Revenue St Cloud Hospital
               Obligation Group Project Series A FSA Insured                            5.38          05/01/11         1,948,853
   4,875,000   St Cloud MN Healthcare Facilities Revenue St Cloud Hospital
               Obligation Group Project Series A FSA Insured                            5.75          05/01/26         5,239,455
   1,000,000   St Cloud MN Housing & Redevelopment Authority State University
               Project                                                                  5.00          05/01/23         1,017,850
   2,025,000   St Louis Park MN Independent School District #283 GO                     5.45          02/01/13         2,245,118
   1,050,000   St Michael MN Independent School District #885 GO FSA Insured            5.00          02/01/18         1,111,226
   2,000,000   St Michael MN Independent School District #885 GO FSA Insured            5.00          02/01/19         2,102,740
   1,000,000   St Paul MN Housing & Redevelopment Authority Auto Parking Revenue
               Block 19 Ramp Project Series A FSA Insured                               5.25          08/01/23         1,047,020
     400,000   St Paul MN Housing & Redevelopment Authority Cogeneration
               Facilities Project                                                       8.30          11/01/04           401,416
   1,000,000   St Paul MN Housing & Redevelopment Authority Healthcare
               Facilities Revenue Regions Hospital Project                              5.25          05/15/18           987,690
   3,525,000   St Paul MN Housing & Redevelopment Authority Healthcare
               Facilities Revenue Regions Hospital Project                              5.30          05/15/28         3,292,985
   2,700,000   St Paul MN Housing & Redevelopment Authority Private Schools
               Revenue St Paul Academy & Summit School Project                          5.50          10/01/24         2,791,935
     100,000   St Paul MN Housing & Redevelopment Authority Tax Allocation
               Revenue US Bank Operations Center Project                                6.13          08/01/19           101,781
     500,000   St Paul MN Housing & Redevelopment Authority Tax Allocation
               Revenue US Bank Operations Center Project                                6.75          02/01/28           505,420
   1,050,000   St Paul MN Independent School District #625 GO Series B                  5.70          02/01/09         1,130,252
     580,000   St Paul MN Independent School District #625 GO Series B                  5.80          02/01/11           625,582
     195,000   St Paul MN Independent School District #625 Lease Revenue
               Series B                                                                 5.90          02/01/04           195,723
     215,000   St Paul MN Independent School District #625 Lease Revenue
               Series B                                                                 6.10          02/01/06           215,839
     230,000   St Paul MN Independent School District #625 Lease Revenue
               Series B                                                                 6.20          02/01/07           230,915
     245,000   St Paul MN Independent School District #625 Lease Revenue
               Series B                                                                 6.25          02/01/08           245,985
     260,000   St Paul MN Independent School District #625 Lease Revenue
               Series B                                                                 6.30          02/01/09           261,035
   1,000,000   University of Minnesota Educational Facilities Revenue Series A          5.75          07/01/11         1,164,990
   2,795,000   University of Minnesota Educational Facilities Revenue Series A          5.75          07/01/17         3,298,715
   1,000,000   University of Minnesota Educational Facilities Revenue Series A          5.75          07/01/18         1,176,530
   7,285,000   University of Minnesota Educational Facilities Revenue Series A          5.50          07/01/21         8,212,890
      70,000   Vadnais Heights MN SFMR                                                  6.00          11/01/09            70,624

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MINNESOTA (continued)
$    500,000   Waconia MN Housing & Redevelopment Authority Revenue The
               Evangelical Lutheran Project Series A                                    5.85%         06/01/06     $     514,865
     235,000   Waconia MN Water Revenue Radian Insured                                  6.00          06/01/06           239,651
     245,000   Waconia MN Water Revenue Radian Insured                                  6.00          06/01/07           249,849
   1,000,000   Wayzata MN Independent School District #284 GO Series B                  5.85          02/01/10         1,048,590
   3,040,000   Western Minnesota Municipal Power Agency Revenue Series A
               Escrowed to Maturity                                                     6.38          01/01/16         3,581,302
     225,000   Wright County MN GO Series B Prerefunded 2/1/03 @ 100                    5.80          02/01/04           225,869

                                                                                                                     244,725,744
                                                                                                                   -------------

PUERTO RICO - 2.36%
   3,500,000   Puerto Rico Commonwealth Highway & Transportation Authority
               Revenue Series E FSA Insured                                             5.50          07/01/22         3,956,085
   2,000,000   Puerto Rico Electric Power Authority Revenue Series II MBIA
               Insured                                                                  5.00          07/01/20         2,113,840

                                                                                                                       6,069,925
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS (COST $236,059,416)                                                                            250,795,669
                                                                                                                   -------------

MUNICIPAL DEMAND NOTES - 1.14%

MINNESOTA - 1.14%
   1,666,000   Arden Hills MN Housing & Healthcare Facilities Revenue
               Presbyterian Homes Project Series B US Bank NA LOC ##                    1.85          09/01/29         1,666,000
     450,000   Cohasset MN Power Revenue Minnesota Power & Light Company Project
               Series A ABN AMRO Bank NV LOC ##                                         1.80          06/01/20           450,000
     100,000   Cohasset MN Power Revenue Minnesota Power & Light Company Project
               Series B ABN AMRO Bank NV LOC ##                                         1.80          06/01/13           100,000
     200,000   Cohasset MN Power Revenue Minnesota Power & Light Company Project
               Series C ABN AMRO Bank NV LOC ##                                         1.80          06/01/13           200,000
     500,000   Mankato MN MFHR Highland Project US Bank Trust NA LOC Remarketed
               10/3/00 ##                                                               1.85          05/01/27           500,000

Total Municipal Demand Notes (Cost $2,916,000)                                                                         2,916,000
                                                                                                                   -------------

SHARES
SHORT-TERM INVESTMENTS - 0.08%
     205,864   Wells Fargo National Tax-Free Institutional Money
               Market Fund ~                                                                                             205,864

TOTAL SHORT-TERM INVESTMENTS (COST $205,864)                                                                             205,864
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $239,181,280)*                                                    98.74%                                     $ 253,917,533
Other Assets and Liabilities, Net                                        1.26                                          3,248,717
                                                                       ------                                      -------------
TOTAL NET ASSETS                                                       100.00%                                     $ 257,166,250
                                                                       ======                                      =============

## These variable rate securities are subject to a demand feature which reduces the remaining maturity.
^    Zero coupon bond. Interest rate presented is Yield to Maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost is the same as for financial statement purposes and net unrealized appreciation consists of:

     Gross Unrealized Appreciation                                 $ 15,144,392
     Gross Unrealized Depreciation                                     (408,139)
                                                                   ------------
     Net Unrealized Appreciation                                   $ 14,736,253

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (UNAUDITED)

NATIONAL LIMITED TERM TAX-FREE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MUNICIPAL BONDS - 96.38%

ALABAMA - 0.91%
$  1,000,000   Huntsville AL GO Series E                                                5.00%         08/01/11     $   1,107,620
                                                                                                                   -------------

ALASKA - 0.96%
   1,000,000   Alaska Energy Authority Utilities Revenue FSA Insured                    7.00          07/01/09         1,168,630
                                                                                                                   -------------

ARIZONA - 1.75%
   1,350,000   Maricopa County AZ USD GO Series B                                       7.10          07/01/08         1,651,793
     465,000   Pima County AZ IDA SFMR Series A                                         6.50          02/01/17           479,601

                                                                                                                       2,131,394
                                                                                                                   -------------

COLORADO - 14.19%
     615,000   Arvada CO MFHR Springwood Community Project Series A
               Collateralized by GNMA                                                   5.60          08/20/08           634,827
     200,000   Boulder County CO Hospital Revenue Longmont United Hospital
               Project                                                                  4.80          12/01/03           202,914
     385,000   Boulder County CO Hospital Revenue Longmont United Hospital
               Project                                                                  5.00          12/01/05           396,053
     621,000   Bowles Metropolitan District CO GO Prerefunded 12/1/05 @ 102             7.75          12/01/15           716,335
   1,000,000   Central Platte Valley Metropolitan District CO GO Series A US
               Bank NA LOC ##                                                           5.00          12/01/31         1,069,470
   1,000,000   Colorado Department of Transportation Transit Revenue Series B
               MBIA Insured                                                             5.00          06/15/11         1,112,280
   1,385,000   Colorado Educational & Cultural Facilities Lease Revenue Pinnacle
               Charter School Project                                                   5.25          12/01/11         1,404,625
     240,000   Colorado Educational & Cultural Facilities Lease Revenue
               Renaissance Charter School Project                                       5.85          06/01/08           257,102
      50,000   Colorado HFA SFMR Series C                                               5.00          05/01/05            50,226
   1,000,000   Colorado HFFA Revenue Catholic Health Initiatives Project
               Series A                                                                 5.50          12/01/08         1,121,470
     380,000   Colorado HFFA Revenue Evangelical Lutheran Project                       6.00          12/01/06           414,287
     455,000   Colorado HFFA Revenue Evangelical Lutheran Project                       6.25          12/01/10           504,386
     585,000   Colorado HFFA Revenue National Jewish Medical & Research Center
               Project                                                                  4.80          01/01/05           600,590
     500,000   Colorado HFFA Revenue Steamboat Springs Health Project                   5.30          09/15/09           509,385
   1,000,000   Colorado State Student Obligation Bond Authority Student Loan
               Revenue Sub Series II-B                                                  6.20          12/01/08         1,061,190
   1,350,000   Denver CO City & County Airport Revenue Series A AMBAC Insured           4.90          11/15/08         1,467,788
   1,060,000   Denver CO City & County SFMR Escrowed to Maturity                        7.00          08/01/10         1,268,428
     220,000   Denver West Metropolitan District CO GO Series B                         4.90          12/01/03           225,630
     205,000   Denver West Metropolitan District CO GO Series B                         5.00          12/01/04           214,961
     775,000   Highlands Ranch CO Metropolitan District #2 GO FSA Insured               6.50          06/15/09           931,744
     620,000   Mesa County CO Residential Care Facilities Nursing Revenue
               Hilltop Community Resources Project Series A Radian Insured              5.00          12/01/08           677,226
     650,000   Mesa County CO Residential Care Facilities Nursing Revenue
               Hilltop Community Resources Project Series A Radian Insured              5.50          12/01/09           723,905
     460,000   Mesa County CO Residential Care Facilities Nursing Revenue
               Hilltop Community Resources Project Series A Radian Insured              5.50          12/01/10           509,468
   1,070,000   Teller County CO COP Lease Revenue US Bank NA LOC                        5.50          12/01/09         1,164,802

                                                                                                                      17,239,092
                                                                                                                   -------------

DISTRICT OF COLUMBIA - 1.83%
   2,000,000   District of Columbia GO Series C XLCA Insured                            5.25          06/01/10         2,226,000
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
FLORIDA - 2.82%
$  1,120,000   Boynton Beach FL Utility System Revenue FGIC Insured                     5.00%         11/01/12     $   1,232,930
     165,000   Bradford County FL HFFA Revenue Santa Fe Healthcare Facilities
               Project Escrowed to Maturity                                             6.00          11/15/09           187,037
   1,600,000   Hillsborough County FL Utility Revenue Escrowed to Maturity              6.20          12/01/08         1,794,416
     215,000   Plantation FL Water & Sewer Revenue Capital Appreciation MBIA
               Insured                                                                  5.68^         03/01/03           214,553

                                                                                                                       3,428,936
                                                                                                                   -------------

HAWAII - 0.91%
   1,000,000   Hawaii State GO Series CI MBIA/IBC Insured                               4.75          11/01/09         1,103,330
                                                                                                                   -------------

IDAHO - 0.08%
      90,000   Pocatello ID IDA Tax Allocation Revenue Series B Partially
               Refunded                                                                 7.25          12/01/08            97,367
                                                                                                                   -------------

ILLINOIS - 7.89%
   2,000,000   Chicago IL GO Emergency Telephone System Project FGIC Insured            5.00          01/01/09         2,227,440
   1,500,000   Chicago IL Tax Revenue Capital Appreciation Series A AMBAC
               Insured                                                                  5.03^         12/01/05         1,413,615
   1,050,000   Grundy County IL School District #5 GO Series A AMBAC Insured            7.13          12/01/05         1,209,096
   1,130,000   Grundy County IL School District #5 GO Series A AMBAC Insured            7.13          12/01/06         1,342,734
     565,000   Illinois Development Finance Authority Educational Facilities
               Revenue Midwestern University Project Series B                           5.00          05/15/07           604,522
   1,000,000   Illinois HFFA Revenue Lutheran General Health Systems Project
               Series A FSA Insured Escrowed to Maturity                                6.13          04/01/12         1,158,510
     615,000   Illinois HFFA Revenue Mercy Hospital Project Escrowed to Maturity        7.10          06/01/09           714,187
     800,000   North Chicago IL GO FGIC Insured                                         5.75          01/01/10           923,776

                                                                                                                       9,593,880
                                                                                                                   -------------

INDIANA - 4.15%
   1,980,000   Indiana HFFA Revenue Series A MBIA Insured Unrefunded Balance            5.50          11/01/07         2,227,559
     850,000   Indiana State Educational Facilities Authority Revenue Depauw
               University                                                               5.00          07/01/12           908,828
   1,000,000   Indiana University Educational Facilities Revenue Capital
               Appreciation Series H AMBAC Insured                                      4.40^         08/01/09           797,490
   1,150,000   Indianapolis IN Local Public Improvement Tax Revenue Capital
               Appreciation Series A                                                    2.88^         02/01/05         1,103,368

                                                                                                                       5,037,245
                                                                                                                   -------------

IOWA - 3.73%
     395,000   Clinton IA Community School District GO Series A                         5.38          06/01/05           428,397
   1,965,000   Iowa Finance Authority Healthcare Facilities Revenue Catholic
               Health Initiatives Project Series A                                      5.38          12/01/05         2,139,001
     795,000   Iowa Higher Education Loan Authority Educational Facilities
               Revenue ACA                                                              5.75          10/01/12           897,794
   1,000,000   Iowa Student Loan Liquidity Corporation Student Loan Revenue
               Series B                                                                 4.90          12/01/05         1,072,450

                                                                                                                       4,537,642
                                                                                                                   -------------

KANSAS - 0.16%
     185,000   Lawrence KS Hospital Revenue Lawrence Memorial Hospital Project          5.00          07/01/04           192,184
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
LOUISIANA - 2.28%
$    155,000   Louisiana Public Facilities Authority MFHR Edgewood Apartments
               Project Collateralized by FNMA                                           5.70%         06/01/05     $     157,031
     410,000   Louisiana State University of Agriculture & Mechanical College
               Educational Facilities Revenue Louisiana State University at
               Eunice Project MBIA Insured                                              5.00          06/01/08           440,639
   1,900,000   Shreveport LA GO Series A FGIC Insured                                   5.63          05/01/08         2,177,704

                                                                                                                       2,775,374
                                                                                                                   -------------

MASSACHUSETTS - 4.11%
     860,000   Massachusetts State Development Finance Agency Electric Revenue
               Devens Electric System Project                                           5.13          12/01/11           897,290
   1,515,000   Massachusetts State Series A                                             5.50          01/01/10         1,730,963
   2,000,000   Massachusetts State Series B Prerefunded 6/1/10 @ 100                    6.00          06/01/14         2,365,480

                                                                                                                       4,993,733
                                                                                                                   -------------

MICHIGAN - 9.99%
     420,000   Battle Creek MI Economic Development Authority IDR Kellogg
               Company Project Remarketed 8/1/97                                        5.13          02/01/09           436,380
   1,000,000   Detroit MI GO AMBAC Insured                                              5.25          05/01/08         1,128,170
     500,000   Detroit MI GO Series A1 MBIA Insured                                     5.38          04/01/13           561,490
   1,865,000   Detroit MI Sewer Disposal Revenue Escrowed to Maturity                   7.10          12/15/09         2,176,268
     300,000   Lakeview MI Community Schools GO FGIC Insured                            6.50          05/01/05           333,630
     305,000   Lakeview MI Community Schools GO FGIC Insured                            6.50          05/01/06           349,673
     395,000   Merrill MI Community School District GO FGIC Insured                     6.50          05/01/05           439,280
     830,000   Michigan State Hospital Finance Authority Revenue Charity
               Obligations Series D Prerefunded 11/1/04 @ 100+/-                        4.80          11/01/17           874,156
     360,000   Michigan State Hospital Finance Authority Revenue Henry Ford
               Hospital Project Escrowed to Maturity                                    9.00          05/01/04           381,773
     415,000   Michigan State Hospital Finance Authority Revenue OSF Healthcare
               System Project                                                           5.25          11/15/06           444,955
     435,000   Michigan State Hospital Finance Authority Revenue OSF Healthcare
               System Project                                                           5.38          11/15/07           470,113
   2,000,000   Michigan State School Loan                                               4.75          12/01/10         2,168,320
   1,000,000   Romeo MI Community School District GO Building & Site Boards
               Project                                                                  5.00          05/01/10         1,113,810
   2,405,000   Romulus MI Community Schools GO Capital Appreciation Series II
               FGIC Insured Prerefunded 5/1/07 @ 36.6958                                4.92^         05/01/22           785,497
     450,000   Schoolcraft MI Community School District GO FGIC Insured                 6.50          05/01/04           481,010

                                                                                                                      12,144,525
                                                                                                                   -------------

MINNESOTA - 2.33%
     405,000   Minneapolis MN Healthcare Facilities Revenue Allina Health
               Systems Project Series A                                                 5.00          11/15/08           429,777
     225,000   Minnesota Agriculture & Economic Development Board Healthcare
               Facilities Revenue Evangelical Lutheran Project                          5.00          02/01/06           235,044
     230,000   Minnesota Agriculture & Economic Development Board Healthcare
               Facilities Revenue Evangelical Lutheran Project                          5.00          02/01/07           240,226
     250,000   Minnesota Agriculture & Economic Development Board Healthcare
               Facilities Revenue Evangelical Lutheran Project                          5.00          02/01/08           259,955
     365,000   Minnesota State HEFA Revenue St Scholastica Project Series 5J            4.88          12/01/07           391,656
     800,000   Minnesota State HEFA Revenue St Scholastica Project Series 5J            5.25          12/01/11           844,032

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
MINNESOTA (continued)
$    360,000   Western Minnesota Municipal Power Agency Revenue Series A
               Escrowed to Maturity                                                     6.38%         01/01/16     $     424,102

                                                                                                                       2,824,792
                                                                                                                   -------------

MISSISSIPPI - 2.37%
   2,495,000   Mississippi State GO Escrowed to Maturity                                6.20          02/01/08         2,883,072
                                                                                                                   -------------

NEBRASKA - 0.36%
     415,000   Nebraska Investment Finance Authority Hospital Revenue Great
               Plains Regional Medical Center Project Radian Insured                    4.80          11/15/04           438,522
                                                                                                                   -------------

NEVADA - 0.58%
     645,000   Sparks NV RDA Tax Allocation Revenue Series A Radian Insured             5.10          01/15/08           706,036
                                                                                                                   -------------

NEW JERSEY - 0.42%
     500,000   New Jersey Healthcare Facilities Financing Authority Revenue
               Capital Health System Obligation Group                                   5.00          07/01/05           514,300
                                                                                                                   -------------

NEW YORK - 1.11%
   1,000,000   New York NY GO Series E                                                  5.25          08/01/09         1,080,220
     310,000   New York State Dormitory Authority Revenue Capital Appreciation
               Series A FSA                                                             5.29^         07/01/05           273,525

                                                                                                                       1,353,745
                                                                                                                   -------------

OHIO - 4.74%
     230,000   Akron OH COP Lease Revenue Municipal Baseball Stadium Project            6.50          12/01/07           252,248
   1,000,000   Franklin County OH IDA Revenue American Chemical Society Project         5.13          10/01/08         1,098,230
   1,000,000   Lucas County OH Healthcare Facilities Revenue Promedical
               Healthcare Obligation Project MBIA Insured                               6.00          11/15/07         1,142,060
     275,000   Ohio State Building Authority Revenue Toledo Government Office
               Building Project Prerefunded 4/1/03 @ 100                               10.13          10/01/06           281,064
   2,000,000   Ohio State GO                                                            6.65          09/01/09         2,355,880
     560,000   Ohio State GO Infrastructure Improvement Project Series B                5.00          03/01/08           625,772

                                                                                                                       5,755,254
                                                                                                                   -------------

PENNSYLVANIA - 2.23%
     575,000   Dover Township PA Authority Sewer Revenue Escrowed to Maturity           6.25          05/01/12           641,050
   1,000,000   Montgomery County PA IDA IDR Peco Energy Company Project
               Series B+/-                                                              5.30          10/01/34         1,044,510
     925,000   Windber PA Area Authority Hospital Revenue Windber Hospital
               Project FHA Insured Prerefunded 8/1/05 @ 102                             6.50          02/01/30         1,028,212

                                                                                                                       2,713,772
                                                                                                                   -------------

SOUTH CAROLINA - 1.30%
     535,000   Medical University of SC COP Lease Revenue Harborview Office
               Tower Project                                                            7.38          01/01/04           559,054
     970,000   South Carolina Housing Finance & Development Authority Housing
               Revenue Series A2 FSA Insured                                            5.50          07/01/04         1,015,949

                                                                                                                       1,575,003
                                                                                                                   -------------

SOUTH DAKOTA - 2.67%
     970,000   Heartland Consumers Power District Electric Revenue FSA Insured          6.00          01/01/09         1,105,984
   1,000,000   Rapid City SD Area School District #51-4 GO Capital Outlay
               Certificate FSA Insured                                                  5.00          01/01/09         1,112,560

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
SOUTH DAKOTA (continued)
$    940,000   South Dakota State Health & Educational Facilities Authority
               Revenue ACA/CBI Insured                                                  5.20%         04/01/08     $   1,021,996

                                                                                                                       3,240,540
                                                                                                                   -------------

TENNESSEE - 2.73%
   1,000,000   Memphis-Shelby County TN Airport Authority Revenue Federal
               Express Corporation Project                                              5.00          09/01/09         1,061,750
   2,000,000   Tennessee State Fuel Sales Tax Revenue Series A FGIC Insured             5.25          02/01/09         2,261,060

                                                                                                                       3,322,810
                                                                                                                   -------------

TEXAS - 8.53%
   1,000,000   Brazos River TX Harbor District PCR Dow Chemical Company Project
               Series B1+/-                                                             4.20          05/15/33         1,008,050
     195,000   De Soto TX Housing Finance Corporation MFHR Windsor Foundation
               Project Series A Escrowed to Maturity                                    6.13          02/01/05           205,179
     320,000   Denison TX Housing Authority MFHR Manning Park Plaza Project
               Housing & Urban Development/Section 8 Insured                            5.00          10/01/09           335,952
     240,000   Harlandale TX Independent School District Lease Revenue Escrowed
               to Maturity                                                              5.20          10/15/06           263,066
     590,000   Houston TX Airport Systems Revenue Escrowed to Maturity                  6.25          07/01/12           681,609
      95,000   Houston TX Housing Finance Corporation SFMR Series A1                    8.00          06/01/14            96,518
      30,000   Houston TX Housing Finance Corporation SFMR Series B1                    8.00          06/01/14            31,217
     515,000   Lufkin TX Health Facilities Development Corporation Healthcare
               Facilities Revenue Memorial Health System of East Texas Project          6.50          02/15/06           523,518
   1,115,000   Lyford TX Consolidated Independent School District Lease Revenue         5.00          08/15/07         1,203,498
   3,100,000   Midland County TX Hospital District Revenue Capital Appreciation         5.73^         06/01/07         2,526,965
   3,000,000   Sam Rayburn Texas Municipal Power Agency Electric Revenue MBIA
               Insured                                                                  6.00          09/01/10         3,491,430

                                                                                                                      10,367,002
                                                                                                                   -------------

WASHINGTON - 6.00%
   1,000,000   Cowlitz County WA Public Utility District #1 Electric Revenue
               Distribution Systems Project AMBAC Insured                               5.25          09/01/09         1,123,880
     950,000   Port of Anacortes WA Port Revenue Series A                               5.13          09/01/09           981,597
     370,000   Seattle WA Housing Authority MFHR Market House Elderly Housing
               Project Series A Housing & Urban Development/Section 8 Insured           6.20          02/01/04           370,259
   1,155,000   Washington State GO Series A & AT-6                                      6.25          02/01/11         1,356,351
     800,000   Washington State Healthcare Facilities Revenue Good Samaritan
               Hospital Project Radian Insured                                          5.00          10/01/08           872,720
   1,850,000   Washington State Public Power Supply Series A FGIC Insured               3.86^         07/01/09         1,470,343
   1,000,000   Washington State Public Power Supply Series A FSA Insured                5.13          07/01/11         1,113,870

                                                                                                                       7,289,020
                                                                                                                   -------------

WEST VIRGINIA - 0.89%
     920,000   West Virginia State Water Development Authority Water & Sewer
               System Revenue Systems Loan Program Escrowed to Maturity                 7.10          11/01/09         1,078,001
                                                                                                                   -------------

WISCONSIN - 4.15%
   2,500,000   Milwaukee County WI GO Series A                                          5.00          09/01/09         2,793,100
   2,000,000   Wisconsin State GO Series 2                                              5.13          11/01/08         2,250,640

                                                                                                                       5,043,740
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE    MATURITY DATE      VALUE
WYOMING - 0.21%
$    200,000   Kanawha County WV SFMR FGIC Insured Escrowed to Maturity                 7.38%         09/01/11     $     253,430

TOTAL MUNICIPAL BONDS (COST $112,500,326)                                                                            117,135,991
                                                                                                                   -------------

MUNICIPAL DEMAND NOTES - 3.04%

IOWA - 1.15%
   1,395,000   Iowa Higher Education Loan Authority Educational Facilities
               Revenue Mount Mercy College Project Bank of America NA##                 1.80          07/01/25         1,395,000
                                                                                                                   -------------

MINNESOTA - 1.89%
   2,300,000   Arden Hills MN Housing & Healthcare Facilities Revenue
               Presbyterian Homes Project Series A US Bank Trust NA LOC##               1.85          09/01/29         2,300,000
                                                                                                                   -------------

TOTAL MUNICIPAL DEMAND NOTES (COST $3,695,000)                                                                         3,695,000
                                                                                                                   -------------

SHORT-TERM INVESTMENTS - 1.42%
     700,000   Federated Tax-Free Obligations Money Market Fund                                                          700,000
   1,024,998   Wells Fargo National Tax-Free Institutional Money Market Fund~                                          1,024,998

TOTAL SHORT-TERM INVESTMENTS (COST $1,724,998)                                                                         1,724,998
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $117,920,324)*                                                   100.84%                                     $ 122,555,989
Other Assets and Liabilities, Net                                       (0.84)                                        (1,023,894)
                                                                       ------                                      -------------
TOTAL NET ASSETS                                                       100.00%                                     $ 121,532,095
                                                                       ======                                      =============

+/-  Variable rate securities.
## These variable rate securities are subject to a demand feature which reduces the remaining maturity.
^    Zero coupon bond. Interest rate presented is Yield to Maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost is the same as for financial statement purposes and net unrealized appreciation consists of:

     Gross Unrealized Appreciation                                 $  4,647,268
     Gross Unrealized Depreciation                                      (11,603)
                                                                   ------------
     Net Unrealized Appreciation                                   $  4,635,665

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (UNAUDITED)

NATIONAL TAX-FREE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS - 92.91%

ALABAMA - 0.58%
$     75,000   Alabama HFA SFMR Series B Collateralized by GNMA/FNMA/FHLMC              6.10%         10/01/20     $      78,038
   1,565,000   Alabama State Public School & College Authority Capital
               Improvement Revenue FSA Insured                                          4.25          11/01/18         1,550,680
   1,000,000   Jefferson County AL Sewer Revenue Capital Improvements
               Project Series D FGIC Insured                                            5.25          02/01/22         1,053,050

                                                                                                                       2,681,768
                                                                                                                   -------------

ALASKA - 0.99%
      35,000   Alaska State Housing Finance Corporation Housing Revenue First
               Series Veterans Mortgage Project Collateralized by GNMA/FNMA/FHLMC       5.40          12/01/23            35,359
     500,000   Alaska State Housing Finance Corporation Housing Revenue Series A        5.70          12/01/29           514,935
     400,000   Alaska Student Loan Corporation Student Loan Revenue Series A
               AMBAC Insured                                                            5.75          07/01/14           417,848
   1,000,000   Valdez AK Marine Terminal Revenue BP Pipelines Incorporated
               Project Series A                                                         5.85          08/01/25         1,028,970
   2,500,000   Valdez AK Marine Terminal Revenue BP Pipelines Incorporated
               Project Series B                                                         5.50          10/01/28         2,527,325

                                                                                                                       4,524,437
                                                                                                                   -------------

ARIZONA - 6.08%
     350,000   Arizona HFFA Revenue Catholic Healthcare West Project Series A           6.63          07/01/20           370,366
   1,000,000   Arizona State Power Authority Power Revenue Hoover Project               5.25          10/01/14         1,128,230
     250,000   Arizona State Transportation Board Highway Revenue                       5.25          07/01/15           274,407
     170,000   Bullhead City AZ Special Assessment Bullhead Parkway Improvement
               District Project                                                         6.10          01/01/03           170,000
     500,000   Chandler AZ Street & Highway User Revenue                                6.00          07/01/11           578,875
     200,000   Gilbert AZ Water Residential Municipal Property Corporation Lease
               Revenue                                                                  6.40          04/01/16           201,100
     630,000   Glendale AZ IDA Educational Facilities Revenue Midwestern
               University Project Series A Connie Lee Insured Unrefunded Balance        6.00          05/15/26           712,889
     500,000   Maricopa County AZ Elementary School District #68 GO AMBAC Insured       5.10          07/01/11           534,245
     200,000   Maricopa County AZ Elementary School District #68 GO FSA Insured         5.50          07/01/13           230,806
   2,000,000   Maricopa County AZ IDA Healthcare Facilities Revenue Catholic
               Healthcare West Project Series A                                         5.00          07/01/16         1,864,040
     840,000   Maricopa County AZ IDA MFHR Grand Victoria Housing LLC Project
               Series B                                                                10.00          05/01/31           854,439
     525,000   Maricopa County AZ IDA MFHR Metro Gardens Mesa Ridge Project
               Series A MBIA Insured                                                    5.65          07/01/19           565,267
     200,000   Maricopa County AZ IDA MFHR Sun King Apartments Project Series A         6.75          05/01/31           214,718
     570,000   Maricopa County AZ IDA MFHR Villas de Merced Apartments Project
               Collateralized by GNMA                                                   5.50          12/20/37           580,750
     750,000   Maricopa County AZ IDA MFHR Wispering Palms Apartments Series A
               MBIA Insured                                                             5.85          07/01/19           810,322
   1,400,000   Maricopa County AZ IDA Private Schools Revenue Arizona Charter
               Schools Project Series A                                                 6.63          07/01/20         1,409,310
   4,000,000   Maricopa County AZ IDA Private Schools Revenue Arizona Charter
               Schools Project Series A                                                 6.75          07/01/29         4,033,440
     585,000   Maricopa County AZ Pollution Control Corporation IDR Arizona
               Public Service Company Series A Remarketed 12/1/97                       5.75          11/01/22           577,120
     250,000   Mesa AZ IDA Educational Facilities Revenue East Maricopa College
               Project                                                                  6.00          07/01/21           252,703
     500,000   Mesa AZ IDA Healthcare Facilities Revenue Discovery Health System
               Project Series A MBIA Insured                                            5.63          01/01/29           532,605
     215,000   Navajo County AZ Municipal Property Corporation Jail Facilities
               Revenue ACA Insured                                                      5.63          07/01/10           238,179

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
ARIZONA - (continued)
$    700,000   Navajo County AZ Municipal Property Corporation Jail Facilities
               Revenue ACA Insured                                                      6.25%         07/01/20     $     755,531
     750,000   Navajo County AZ PCFA IDR Arizona Public Service Company Project
               Series A                                                                 5.88          08/15/28           753,188
   1,000,000   Phoenix AZ GO Series A                                                   6.25          07/01/16         1,229,410
     250,000   Phoenix AZ IDA Camelback Crossing Project Collateralized by GNMA         6.35          09/20/35           277,075
     250,000   Phoenix AZ IDA Government Office Lease Revenue Capital Mall LLC
               Project AMBAC Insured                                                    5.38          09/15/22           263,595
     900,000   Phoenix AZ IDA Healthcare Facilities Revenue John C Lincoln
               Health Project Series B Connie Lee Insured                               5.65          12/01/12         1,028,790
     250,000   Phoenix AZ IDA MFHR Bay Club Apartments Project Collateralized
               by GNMA                                                                  5.80          11/20/21           278,753
   1,825,000   Phoenix AZ IDA MFHR Bay Club Apartments Project Collateralized
               by GNMA                                                                  5.90          11/20/31         2,018,450
     490,000   Phoenix AZ IDA SFMR Series 1A Collateralized by GNMA/FHLMC               5.25          09/01/32           541,122
     240,000   Phoenix AZ IDA SFMR Statewide Series C Collateralized by
               GNMA/FNMA/FHLMC                                                          5.30          04/01/20           246,442
   1,440,000   Pima County AZ IDA MFHR Willowick Apartments Project Radian
               Insured                                                                  5.50          03/01/28         1,479,240
     250,000   Pima County AZ IDA Private Schools Revenue Arizona Charter
               Schools Project II Series A                                              6.75          07/01/31           245,963
     250,000   Pima County AZ IDA Private Schools Revenue Arizona Charter
               Schools Project Series C                                                 6.70          07/01/21           251,123
     455,000   Pima County AZ IDA SFMR Series A                                         6.50          02/01/17           469,287
      50,000   Salt River Project AZ Agricultural Improvement & Electric
               Revenue                                                                  5.75          01/01/19            50,000
     300,000   Scottsdale AZ Preservation Authority Excise Tax Revenue                  5.25          07/01/17           325,224
     500,000   Tucson AZ Street & Highway User Revenue Senior Lien Series
               1994-C FGIC Insured                                                      7.00          07/01/12           635,760
     275,000   University AZ University Revenue Series A                                6.00          06/01/10           324,555
     500,000   Yuma County AZ Elementary School District GO AMBAC Insured               5.00          07/01/14           553,515

                                                                                                                      27,860,834
                                                                                                                   -------------

CALIFORNIA - 4.39%
   2,500,000   Access to Loans for Learning Student Loan Corporation CA Student
               Loan Revenue Junior Subordinates Series IV D2                            7.85          07/01/25         2,503,300
   3,785,000   California Statewide CDA Aspire Public Schools Oakland Project
               Series A                                                                 7.25          08/01/31         3,815,090
     910,000   Los Angeles CA Community RDA Housing Revenue Monterey Hills
               Redevelopment Project Series A Collateralized by FNMA                    8.20          12/01/13           976,766
     160,000   Los Angeles CA Wastewater Systems Sewer Revenue Series A MBIA
               Insured                                                                  5.88          06/01/24           172,173
   6,900,000   Metropolitan Water District Southern California Water Revenue
               Series A6+/-^^                                                           9.44          08/10/18         9,382,482
     920,000   Pico Rivera CA Water Authority Revenue Series A                          5.75          12/01/12           940,176
     250,000   San Francisco CA Airport Improvement Airport Revenue United
               Airlines Incorporated Project Escrowed to Maturity                       8.00          07/01/13           312,018
   1,000,000   Santa Clara County CA Housing Authority MFHR Rivertown
               Apartments Project Series A Union Bank of CA NA LOC                      6.00          08/01/41         1,023,480
   1,000,000   Student Education Loan Marketing Corporation CA Student Loan
               Revenue Junior Subordinates Series IV D1                                 5.88          01/01/18           989,210

                                                                                                                      20,114,695
                                                                                                                   -------------

COLORADO - 4.29%
   1,750,000   Arapahoe County CO Water & Wastewater Authority Revenue                  6.25          12/01/20         1,802,885
   1,640,000   Black Hawk CO Business Improvement Revenue District #98-1
               Project                                                                  7.00          12/01/11         1,651,840
     200,000   Colorado Educational & Cultural Facilities Lease Revenue Charter
               School Core Knowledge Project                                            7.00          11/01/29           214,876
     435,000   Colorado HFA SFMR Series A2                                              7.15          11/01/14           450,664
     465,000   Colorado HFA SFMR Series B2                                              7.50          12/01/16           472,696
   2,245,000   Colorado HFA SFMR Series B2                                              7.10          04/01/17         2,378,061

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLORADO - (continued)
$    615,000   Colorado HFA SFMR Series C                                               7.90%         12/01/24     $     625,738
     515,000   Colorado HFA SFMR Series D1 Remarketed 7/15/94                           8.00          12/01/24           523,930
     250,000   Colorado HFA SFMR Series D2 Remarketed 11/15/94                          8.13          06/01/25           252,240
   3,100,000   Colorado HFFA Revenue Steamboat Springs Health Project                   5.70          09/15/23         2,927,175
      50,000   Colorado State Agricultural Board Revenue University of Southern
               Colorado Sports Project                                                  8.25          05/01/03            50,911
     500,000   Denver CO City & County Airport Revenue Series E MBIA Insured            5.50          11/15/25           526,550
     500,000   Denver CO City & County MFHR The Boston Lofts Project Series A
               FHA Insured                                                              5.75          10/01/27           515,155
   5,200,000   Denver CO Urban Renewal Authority GO Remarketed 6/15/94                  9.13          09/01/17         5,845,164
     920,000   Northern Metropolitan District CO Adams County                           6.50          12/01/16           934,757
     420,000   Summit County CO Sports Facilities Revenue Keystone Resorts
               Management Project                                                       7.38          09/01/10           515,445

                                                                                                                      19,688,087
                                                                                                                   -------------

CONNECTICUT - 0.15%
     115,000   Connecticut State Health & Educational Facilities Authority
               Revenue New Britain General Hospital Project Series B AMBAC
               Insured                                                                  6.00          07/01/24           122,346
      40,000   Connecticut State HFA Revenue Housing Mortgage Finance Program
               Series B4                                                                7.30          11/15/03            40,169
     500,000   Waterbury CT Housing Authority MFHR Section 8 Project Series A
               Collateralized by GNMA                                                   5.85          02/01/37           514,035

                                                                                                                         676,550
                                                                                                                   -------------

DISTRICT OF COLUMBIA - 1.03%
   3,995,000   District of Columbia Tax Increment Revenue Capital Appreciation
               Mandarin Oriental Project FSA Insured                                    5.38^         07/01/13         2,515,332
   3,950,000   District of Columbia Tax Increment Revenue Capital Appreciation
               Mandarin Oriental Project FSA Insured                                    5.56^         07/01/15         2,199,281

                                                                                                                       4,714,613
                                                                                                                   -------------

FLORIDA - 0.24%
     505,000   Boynton Beach FL MFHR Clipper Cove Apartments Project
               Prerefunded 1/1/06 @ 102                                                 6.45          01/01/27           582,204
     500,000   Florida HFA MFHR Glen Oaks Apartments Project Collateralized
               by FNMA                                                                  5.90          02/01/30           522,505

                                                                                                                       1,104,709
                                                                                                                   -------------

GEORGIA - 0.37%
     500,000   Fulton County GA Housing Authority MFHR Concorde Place
               Apartments Project Series C Prerefunded  7/1/08 @ 100                    6.90          01/01/28           601,850
     160,000   Georgia State HFA SFMR Homeownership Opportunity Program Project
               Series C FHA/VA Insured                                                  6.50          12/01/11           163,321
     465,000   Georgia State HFA SFMR Sub Series B2                                     5.85          12/01/28           482,982
     500,000   Smyrna GA Hospital Authority Revenue Ridgeview Institution
               Incorporated Project                                                     6.00          11/01/28           443,300

                                                                                                                       1,691,453
                                                                                                                   -------------

GUAM - 0.01%
      60,000   Guam Housing Corporation SFMR Series A Collateralized by FHLMC           5.75          09/01/31            64,416

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
HAWAII - 1.21%
$  4,950,000   Hawaii State Department of Budget & Finance Healthcare Facilities
               Revenue The Queens Health Systems Project Series A                       5.75%         07/01/26     $   5,057,465
     495,000   Hawaii State Housing Finance & Development Corporation SFMR
               Series A Collateralized by FNMA                                          5.75          07/01/30           510,404

                                                                                                                       5,567,869
                                                                                                                   -------------

IDAHO - 1.85%
      95,000   Ammon ID Urban Renewal Agency Tax Revenue Subordinated Lien
               Series B First Security Bank LOC Prerefunded 8/1/06 @ 100                6.00          08/01/14           107,603
     135,000   Blackfoot ID COP Lease Revenue Wastewater Treatment Plant
               Facilities Project AMBAC Insured                                         5.80          09/01/18           149,062
     115,000   Blackfoot ID COP Lease Revenue Wastewater Treatment Plant
               Facilities Project AMBAC Insured                                         5.85          09/01/19           126,671
     500,000   Boise City ID Urban Lease Renewal Revenue Ada County Courts
               Project AMBAC Insured                                                    5.90          08/15/29           556,145
     500,000   Canyon County ID School District #132 GO FSA Insured Prerefunded
               7/30/04 @ 101                                                            5.45          07/30/15           537,465
     125,000   Fremont & Madison Counties ID GO Joint School District #215 St
               Anthony FSA Insured Prerefunded  8/1/04 @ 100                            5.60          08/01/14           133,514
     765,000   Fremont & Madison Counties ID GO Joint School District #215 St
               Anthony FSA Insured Prerefunded  8/1/04 @ 100                            5.60          08/01/15           817,104
     465,000   Idaho HFFA Revenue Bannock Regional Medical Center Project               6.13          05/01/25           470,636
     715,000   Idaho HFFA Revenue Idaho Elks Rehabilitation Hospital Project            5.45          07/15/23           654,718
     150,000   Idaho HFFA Revenue IHC Hospitals Incorporated Project Escrowed to
               Maturity                                                                 6.65          02/15/21           188,244
     815,000   Idaho Housing & Finance Association SFMR Series H2 FHA/VA Insured        6.15          01/01/28           854,389
     660,000   Idaho Housing Agency SFMR Series C2                                      6.35          07/01/15           689,106
     500,000   Idaho State Water Resource Board Water Revenue Resource Pooled
               Loan Program Series A                                                    6.20          05/01/20           529,745
     420,000   Madison County ID GO FSA Insured                                         5.40          08/01/15           453,344
     500,000   McCall ID Water Revenue Parity Lien Project FSA Insured                  5.85          03/01/16           559,560
     100,000   Payette County ID School District #372 GO Radian Insured
               Prerefunded 7/31/03 @ 100                                                6.75          07/31/09           103,251
      55,000   Pocatello ID IDA Tax Allocation Revenue Series B Partially
               Refunded                                                                 7.25          12/01/08            59,502
     500,000   Southern ID Regional Solid Waste District Lease Revenue Dexia
               Credit Local de France LOC                                               5.45          11/01/13           521,595
     400,000   Twin Falls County ID School District #413 GO AMBAC Insured
               Prerefunded 7/30/03 @ 100                                                5.25          07/30/13           409,552
     500,000   University ID University Revenue Student Fee Kibbie & Enroll
               Project Series D FSA Insured                                             6.00          04/01/26           568,790

                                                                                                                       8,489,996
                                                                                                                   -------------

ILLINOIS - 8.23%
   2,500,000   Bridgeview IL GO FGIC Insured                                            5.00          12/01/17         2,654,525
   2,250,000   Chicago IL Housing Authority MFHR                                        5.38          07/01/19         2,340,810
     500,000   Chicago IL MFHR Bryne Mawr/Belle Project Collateralized by GNMA          6.13          06/01/39           522,720
   2,495,000   Chicago IL Midway Airport Revenue Series B FSA Insured                   5.38          01/01/17         2,715,683
   1,950,000   Illinois Development Finance Authority Educational Facilities
               Revenue Midwestern University Project Series B                           6.00          05/15/31         1,985,919
   1,630,000   Illinois Development Finance Authority Revenue Community
               Rehabilitation Project Series A Prerefunded 7/1/05 @ 102                 7.88          07/01/20         1,895,152
     925,000   Illinois Development Finance Authority Revenue Community
               Rehabilitation Project Series A Unrefunded Balance ^^                    7.88          07/01/20           464,951

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
ILLINOIS - (continued)
$  6,895,000   Illinois Educational Facilities Authority Revenue Capital
               Appreciation Escrowed to Maturity                                        6.15%^        07/01/14     $   3,792,664
   1,020,000   Illinois HFFA Revenue Edgewater Medical Center Project Series A
               Prerefunded 7/1/04 @ 102                                                 9.25          07/01/24         1,146,368
     270,000   Illinois HFFA Revenue Holy Cross Hospital Project                        6.25          03/01/04           223,646
   4,500,000   Illinois HFFA Revenue OSF Healthcare System Project                      6.25          11/15/29         4,677,120
     235,000   Illinois Housing Development Authority MFHR Housing & Urban
               Development/Section 8 Insured Partially Prerefunded                      7.00          07/01/17           236,269
     500,000   Jackson & Williamson Counties IL Community High School District
               #165 GO AMBAC Insured                                                    6.25          12/01/15           588,505
   2,760,000   Regional Transportation Authority IL Sales Tax Revenue FSA
               Insured                                                                  5.75          06/01/16         3,232,512
   7,350,000   Regional Transportation Authority IL Sales Tax Revenue Series D
               FGIC Insured                                                             7.75          06/01/19        10,181,808
   1,000,000   Rockford IL MFHR Faust Landmark Apartments Project Series A
               MBIA/Housing and Urban Development Insured                               6.75          01/01/18         1,086,560

                                                                                                                      37,745,212
                                                                                                                   -------------

INDIANA - 0.83%
     720,000   Hammond IN Multi School Building Corporation Lease Revenue First
               Mortgage Project                                                         6.13          07/15/19           761,868
   2,515,000   Indiana HFFA Revenue Ascension Health Project Series F                   5.50          11/15/18         2,671,383
      25,000   Indiana State Toll Finance Authority Lease Revenue                       6.00          07/01/13            25,038
     290,000   Indianapolis IN Local Public Improvements Board Bank Series B            6.00          01/10/20           344,517

                                                                                                                       3,802,806
                                                                                                                   -------------

IOWA - 0.10%
     430,000   Iowa Finance Authority SFMR Series F Collateralized by GNMA/FNMA         5.70          01/01/27           445,901

KANSAS - 1.44%
   3,175,000   Sedgwick & Shawnee Counties KS SFMR Series A2 Collateralized
               by GNMA                                                                  6.70          06/01/29         3,515,392
   3,000,000   Wichita KS Airport Authority Revenue Special Cessna Citation
               Service Center Project Series A                                          6.25          06/15/32         3,079,320

                                                                                                                       6,594,712
                                                                                                                   -------------

LOUISIANA - 0.95%
   3,070,000   Louisiana Local Government Environmental Facilities MFHR Bellmont
               Apartments Project Series A                                              6.00          09/01/22         3,052,194
      85,000   Louisiana Public Facilities Authority Student Loan Revenue
               Louisiana Opportunity Loan Series A FSA Insured                          6.85          01/01/09            86,034
   2,900,000   St Bernard Parish LA SFMR Series C                                       7.65^         07/10/14         1,227,599

                                                                                                                       4,365,827
                                                                                                                   -------------

MASSACHUSETTS - 1.64%
   2,500,000   Massachusetts State College Building Authority Educational
               Facilities Revenue Series A                                              7.50          05/01/14         3,299,850
   2,500,000   Massachusetts State Health & Education Facilities Authority
               Revenue Caritas Christi Obligations Group Project Series A               5.70          07/01/15         2,494,700
     200,000   Massachusetts State Health & Education Facilities Authority
               Revenue Melrose-Wakefield Hospital Project Series B Escrowed to
               Maturity                                                                 5.88          07/01/18           231,670
   1,000,000   Massachusetts State HFA Residential Development Series C
               Collateralized by FNMA                                                   6.90          11/15/21         1,021,370

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MASSACHUSETTS - (continued)
$    400,000   Massachusetts State Water Pollution Authority Water Revenue MWRA
               Program Sub Series A                                                     6.00%         08/01/23     $     457,456

                                                                                                                       7,505,046
                                                                                                                   -------------

MICHIGAN - 1.73%
   2,990,000   Michigan State Hospital Finance Authority Revenue Henry Ford
               Health System Project Series A                                           6.00          11/15/19         3,179,596
   1,160,000   Michigan State Strategic Fund Limited Obligation Industrial
               Revenue United Waste System Project                                      5.20          04/01/10         1,142,716
   2,760,000   Wayland MI USD GO FGIC Insured                                           8.00          05/01/10         3,597,991

                                                                                                                       7,920,303
                                                                                                                   -------------

MINNESOTA - 1.01%
     500,000   Austin MN Housing & Redevelopment Authority MFHR Courtyard
               Residence Project Series A                                               7.25          01/01/32           509,865
     500,000   Minneapolis & St Paul MN Housing & Redevelopment Authority
               Healthcare Facilities Revenue Group Health Plan Incorporated
               Project                                                                  6.90          10/15/22           506,790
   3,500,000   Minnesota State Iron Range Resources & Rehabilitation
               Recreational Revenue Giants Ridge Recreational Area Project              7.50          11/01/25         3,614,870

                                                                                                                       4,631,525
                                                                                                                   -------------

MISSISSIPPI - 0.23%
   1,000,000   Mississippi Development Bank IDR Madison County MS GO Road &
               Bridge Project AMBAC Insured                                             5.10          06/01/20         1,055,810

NEBRASKA - 0.04%
     150,000   Lincoln-Lancaster County NE Public Building Community Tax
               Supported Lease Rental Revenue                                           6.00          10/15/26           171,120

NEVADA - 1.07%
   2,000,000   Clark County NV IDR Nevada Power Company Project Series A                5.90          11/01/32         1,624,540
   1,065,000   Las Vegas NV GO Limited Tax Series A MBIA Insured                        5.25          12/01/18         1,154,897
   1,715,000   Las Vegas NV GO Limited Tax Series A MBIA Insured                        5.25          12/01/20         1,833,918
     275,000   Nevada Housing Division MFHR Saratoga Palms Project
               Collateralized by FNMA                                                   6.25          10/01/16           286,300

                                                                                                                       4,899,655
                                                                                                                   -------------

NEW JERSEY - 0.28%
   1,250,000   New Jersey State Housing & Mortgage Finance Agency MFHR
               Presidential Plaza Project Series 1 FHA Insured                          7.00          05/01/30         1,276,563

NEW MEXICO - 1.98%
   3,040,000   Bernalillo County NM Gross Receipts Tax Revenue                          5.20          04/01/21         3,302,747
   1,475,000   Bernalillo County NM Gross Receipts Tax Revenue                          5.25          04/01/27         1,586,186
     375,000   Carlsbad NM Housing Corporation MFHR Colonial Hillcrest Project          7.38          08/15/27           364,403
   3,365,000   New Mexico Educational Assistance Foundation Student Loan Revenue
               Sub Series B1                                                            5.90          09/01/31         3,417,561
     430,000   Southeastern NM MFHR Affordable Housing Corporation Casa Hermosa
               Apartments Project                                                       7.25          12/01/27           388,122

                                                                                                                       9,059,019
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
NEW YORK - 1.61%
$  2,500,000   New York NY City Transitional Income Tax Revenue Series B+/-             5.25%         02/01/29     $   2,731,975
   1,000,000   New York State Dormitory Authority Healthcare Facilities Revenue
               Nursing Home Menorah Campus Project FHA                                  6.10          02/01/37         1,117,570
   3,000,000   Triborough Bridge & Tunnel Authority NY Highway Revenue Series B         5.00          11/15/27         3,039,510
     500,000   United Nations Development Corporation NY Revenue Series B               5.60          07/01/26           500,240

                                                                                                                       7,389,295
                                                                                                                   -------------

NORTH CAROLINA - 2.12%
   5,000,000   North Carolina Eastern Municipal Power Agency Revenue                    6.00          01/01/14         5,103,950
   4,000,000   North Carolina Eastern Municipal Power Agency Revenue Series B           5.70          01/01/17         4,129,520
     500,000   North Carolina Municipal Power Agency Revenue Series B Unrefunded
               Balance                                                                  6.00          01/01/20           500,165

                                                                                                                       9,733,635
                                                                                                                   -------------

NORTH DAKOTA - 0.12%
     220,000   North Dakota State HFA SFMR Series C Remarketed 4/3/97                   5.95          07/01/17           229,249
     290,000   North Dakota State HFA SFMR Series C Remarketed 4/3/97                   6.10          07/01/28           301,841

                                                                                                                         531,090
                                                                                                                   -------------

OHIO - 0.86%
   1,000,000   Erie County OH Franciscan Services Corporation Healthcare
               Facilities Revenue Providence Hospital Incorporated Project
               Prerefunded 1/1/04 @ 102                                                 6.00          01/01/13         1,063,680
   2,000,000   Franklin County OH Healthcare Facilities Revenue Friendship
               Village Dublin Ohio Project                                              5.50          11/01/16         2,010,460
     250,000   Johnstown OH Waterworks Systems Revenue                                  6.00          12/01/17           267,005
      64,926   Montgomery OH GO Special Assessment Montgomery Woods Project             6.00          12/01/17            71,629
     500,000   Oak Hills OH Local School District GO Series A                           5.70          12/01/25           539,370

                                                                                                                       3,952,144
                                                                                                                   -------------

OKLAHOMA - 0.46%
   1,655,000   Oklahoma State Industrial Authority Healthcare Facilities Revenue
               Integris Baptist Project AMBAC Insured                                   6.00          08/15/10         1,912,981
     200,000   Pryor Creek OK Economic Development Authority Housing Revenue
               Series A Collateralized by FNMA                                          7.13          07/01/21           200,294

                                                                                                                       2,113,275
                                                                                                                   -------------

OREGON - 9.01%
   1,000,000   Chemeketa OR Community College District GO Series B FSA Insured          5.60          06/01/14         1,110,640
     250,000   Chemeketa OR Community College District Lease Revenue MBIA
               Insured                                                                  6.50          07/01/07           278,273
   1,800,000   Clackamas County OR Hospital Facilities Authority Revenue Legacy
               Health Systems Project                                                   5.25          02/15/17         1,868,922
   2,500,000   Clackamas County OR Hospital Facilities Authority Revenue Legacy
               Health Systems Project                                                   5.25          05/01/21         2,545,975
     800,000   Clackamas County OR Hospital Facilities Authority Revenue Odd
               Fellows Home Project Series A                                            5.88          09/15/21           766,496
     300,000   Clackamas County OR Hospital Facilities Authority Revenue Sisters
               Providence Project Series A                                              6.38          10/01/05           306,942
   1,650,000   Deschutes County OR Hospital Facilities Authority Healthcare
               Facilities Revenue Cascade Health Services Incorporated Project          5.50          01/01/22         1,693,577

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
OREGON - (continued)
$  1,500,000   Klamath Falls OR Electric Revenue Klamath Cogeneration Project           5.88%         01/01/16     $   1,485,900
  11,000,000   Klamath Falls OR Electric Revenue Klamath Cogeneration Project           6.00          01/01/25        10,610,050
     500,000   Lane County OR School District #52 GO Prerefunded 6/15/10 @ 100          5.63          06/15/20           580,750
     500,000   Multnomah County OR Educational Facilities Revenue University of
               Portland                                                                 6.00          04/01/25           520,185
   1,000,000   Oregon State Department Administrative Services COP Lease Revenue
               Series A AMBAC Insured Prerefunded  5/1/10 @ 101                         6.25          05/01/17         1,209,260
     175,000   Oregon State GO                                                          9.00          10/01/05           208,990
   1,000,000   Oregon State GO State Board Higher Education Project Series D            5.75          08/01/29         1,092,890
   3,650,000   Oregon State Health Housing Educational & Cultural Facilities
               Authority Lease ^^                                                       5.25          10/01/16         2,299,500
   1,250,000   Oregon State Health Housing Educational & Cultural Facilities
               Authority Revenue Linfield College Project Series A                      6.50          10/01/15         1,374,275
   1,500,000   Oregon State Health Housing Educational & Cultural Facilities
               Authority Revenue Senior Lien Aspen Foundation II Project                6.13          04/15/29         1,281,135
   1,765,000   Oregon State Health Housing Educational & Cultural Facilities
               Authority Revenue Series A Collateralized by GNMA                        5.00**        06/20/42         1,949,866
   1,865,000   Oregon State Housing & Community Services Department SFMR
               Series M                                                                 6.20          07/01/28         1,966,120
   1,000,000   Port St Helens OR PCR Portland General Electric Company Project
               Series A                                                                 5.25          08/01/14           796,630
     619,000   Portland OR GO Series A                                                  4.88          06/01/18           637,520
   1,000,000   Portland OR HFA MFHR La Tourelle Apartments Project Series A             6.25          01/01/30           993,550
   1,000,000   Portland OR Urban Renewal & RDA Tax Allocation Revenue Oregon
               Convention Center Project Series A AMBAC Insured                         5.75          06/15/16         1,126,170
   1,000,000   Washington County OR HFA MFHR Tualatin Meadows Project
               Collateralized by FNMA                                                   6.00          05/01/32         1,037,870
   3,000,000   Washington County OR HFA Revenue Affordable Housing Pool Series A        6.13          07/01/29         2,947,950
     550,000   Western Lane OR Hospital District Hospital Facilities Authority
               Revenue Sisters St Joseph Peace Project MBIA Insured                     5.63          08/01/07           596,283

                                                                                                                      41,285,719
                                                                                                                   -------------

PENNSYLVANIA - 6.59%
   1,965,000   Carbon County PA IDA Resource Recovery Revenue Panther Creek
               Partners Project                                                         6.65          05/01/10         2,064,979
   2,000,000   Carbon County PA IDA Resource Recovery Revenue Panther Creek
               Partners Project                                                         6.70          05/01/12         2,099,740
   1,000,000   Chester County PA Health & Educational Facilities Authority
               Revenue Jefferson Health System Series B                                 5.38          05/15/27         1,004,460
     500,000   Dauphin County PA General Authority Auto Parking Revenue Forum
               Place Project Series A ^^                                                6.00          01/15/25           252,210
     500,000   Delaware County PA Authority Hospital Revenue Crozer-Chester
               Project                                                                  6.00          12/15/20           488,765
   3,210,000   Montgomery County PA Higher Education & Health Authority
               Healthcare Facilities Revenue Montgomery Hospital Medical Center
               Project Series B                                                         6.60          07/01/10         3,317,278
   5,100,000   Pennsylvania Economic Development Financing Authority Lease
               Revenue Amtrak Project Series A                                          6.38          11/01/41         4,619,427
   1,250,000   Pennsylvania HFA SFMR Series 59A                                         5.80          10/01/29         1,297,738
   5,000,000   Philadelphia PA Hospital Facilities Revenue Jeans Health Systems
               Project                                                                  6.85          07/01/22         5,055,950
   1,750,000   Sayre PA Healthcare Facilities Authority Revenue Guthrie Health
               Project Series A                                                         5.88          12/01/31         1,774,850
   7,000,000   Sayre PA Healthcare Facilities Authority Revenue Guthrie Health
               Project Series B                                                         1.00**        12/01/31         7,374,710
     500,000   Scranton-Lackawanna PA Health & Welfare Authority Healthcare
               Facilities Revenue Moses Taylor Hospital Project                         6.25          07/01/20           327,295
     500,000   Warren County PA Hospital Authority Revenue Warren General
               Hospital Project Series A                                                6.90          04/01/11           512,040

                                                                                                                      30,189,442
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
PUERTO RICO - 0.31%
$    470,000   Childrens Trust Fund Puerto Rico Tobacco Settlement Funded
               Prerefunded 7/1/10 @ 100                                                 5.75%         07/01/20     $     526,729
     300,000   Childrens Trust Fund Puerto Rico Tobacco Settlement Funded
               Prerefunded 7/1/10 @ 100                                                 6.00          07/01/26           356,940
      20,000   Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue
               Escrowed to Maturity                                                    10.25          07/01/09            25,349
     245,000   Puerto Rico Housing Finance Corporation MFHR Portfolio Series A1
               FHA Insured Government Development Bank of Puerto Rico LOC FHA
               Insured                                                                  7.50          04/01/22           251,676
     250,000   Puerto Rico Public Finance Corporation Series A MBIA Insured             5.00          08/01/21           260,618

                                                                                                                       1,421,312
                                                                                                                    -------------

RHODE ISLAND - 0.23%
   1,000,000   Rhode Island Housing & Mortgage Finance Corporation SFMR
               Homeownership Project Series 23                                          5.95          04/01/29         1,042,150

SOUTH CAROLINA - 1.55%
   8,800,000   Connector 2000 Association Incorporated SC Toll Road Revenue
               Capital Appreciation Series B                                            5.73^         01/01/17         2,134,000
   9,100,000   Connector 2000 Association Incorporated SC Toll Road Revenue
               Capital Appreciation Series B                                            5.75^         01/01/18         1,994,356
   9,400,000   Connector 2000 Association Incorporated SC Toll Road Revenue
               Capital Appreciation Series B                                            5.75^         01/01/19         1,861,858
     500,000   Connector 2000 Association Incorporated SC Toll Road Revenue
               Capital Appreciation Series B                                            5.90^         01/01/31            29,405
   1,000,000   University of SC University Revenue MBIA Insured                         5.75          06/01/26         1,076,360

                                                                                                                       7,095,979
                                                                                                                   -------------

SOUTH DAKOTA - 0.97%
   3,500,000   South Dakota State Health & Educational Facilities Authority
               Revenue Huron Regional Medical Center Project                            7.30          04/01/16         3,935,365
     500,000   South Dakota State Health & Educational Facilities Authority
               Revenue Huron Regional Medical Center Project                            7.25          04/01/20           516,550

                                                                                                                       4,451,915
                                                                                                                   -------------

TENNESSEE - 1.40%
   3,150,000   Knox County TN Health & Educational Facilities Authority Revenue
               Baptist Health System East TN Project                                    6.50          04/15/31         3,259,463
   3,000,000   Shelby County TN Health Educational & Housing Facility Board
               Healthcare Facilities Revenue Methodist Healthcare Project               6.50          09/01/21         3,177,780

                                                                                                                       6,437,243
                                                                                                                   -------------

TEXAS - 13.73%
   3,500,000   Austin TX Convention Enterprises Incorporated Convention Center
               First Tier Project Series A                                              6.70          01/01/32         3,603,530
   5,250,000   Austin TX Convention Enterprises Incorporated Convention Center
               Second Tier Project Series B                                             5.75          01/01/32         5,437,005
     500,000   Beaumont TX Housing Corporation MFHR Park Shadows Project
               Series A Collateralized by FNMA/FHA                                      6.45          06/15/22           500,520
     325,000   Carroll TX Independent School District GO PSFG                           6.75          08/15/20           412,380

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
TEXAS - (continued)
$    575,000   Corpus Christi TX HFA Revenue Series A MBIA/FHA/Private Mortgages
               Insured                                                                  7.70%         07/01/11     $     587,782
   1,250,000   Corpus Christi TX Sales Tax Revenue Arena Project AMBAC Insured          5.50          09/01/18         1,388,475
   2,395,000   De Soto TX Housing Finance Corporation MFHR Windsor Foundation
               Project Series A Escrowed to Maturity                                    7.00          02/01/25         2,683,526
     700,000   Denison TX Hospital Authority Revenue Texoma Medical Center
               Incorporated                                                             6.13          08/15/17           658,189
   1,000,000   Denton TX Utilities Systems Revenue AMBAC Insured                        5.13          12/01/18         1,059,960
   3,825,000   Duncanville TX Independent School District GO Capital
               Appreciation PSFG                                                        5.50**        02/15/28         3,870,747
   4,000,000   El Paso TX Housing Finance Corporation SFMR Series A
               Collateralized by GNMA+/-                                                6.18          04/01/33         4,419,320
     125,000   Galveston TX Property Finance Authority Incorporated SFMR
               Series A                                                                 8.50          09/01/11           127,851
   1,300,000   Grape Creek-Pulliam TX Independent School District Lease Revenue
               Prerefunded 5/15/06 @ 102                                                7.25          05/15/21         1,548,222
     500,000   Harris County TX Industrial Development Corporation Marine
               Terminal Revenue Gatx Terminals Corporation Project                      6.95          02/01/22           513,900
   1,090,000   Houston TX Housing Finance Corporation SFMR Series A1                    8.00          06/01/14         1,107,418
     660,000   Houston TX Housing Finance Corporation SFMR Series B1                    8.00          06/01/14           686,763
   1,500,000   Killeen TX Independent School District GO PSFG                           5.13          02/15/21         1,563,960
   1,000,000   La Porte TX Independent School District GO PSFG                          4.25          02/15/19           972,630
   1,170,000   Lubbock TX Housing Finance Corporation Revenue Las Colonas Quail
               Creek Apartments Project Series A                                        6.00          07/01/22         1,184,356
   1,530,000   Lubbock TX Housing Finance Corporation Revenue Las Colonas Quail
               Creek Apartments Project Series A                                        6.00          07/01/25         1,543,219
   3,005,000   Lufkin TX Health Facilities Development Corporation Healthcare
               Revenue Memorial Health System of East Texas Project                     6.88          02/15/26         2,696,356
   4,180,000   San Antonio TX HEFA Revenue University of Texas at San Antonio
               Phase 1 Project                                                          7.13          11/01/15         4,481,294
     200,000   Socorro TX Independent School District GO PSFG                           5.75          02/15/21           216,082
   2,200,000   Socorro TX Independent School District GO PSFG                           5.38          08/15/19         2,372,062
   1,075,000   South San Antonio TX Independent School District GO PSFG                 5.00          08/15/18         1,133,738
   2,000,000   Tarrant Regional Water District TX Water Revenue FSA Insured             5.38          03/01/14         2,257,540
     160,000   Texarkana TX HFFA Revenue Wadley Regional Medical Center Project
               Series B MBIA Insured                                                    6.00          10/01/17           187,741
   3,250,000   Texas State Housing Revenue Veterans Housing Assistance Program
               Series A                                                                 5.65          12/01/17         3,437,200
   2,470,000   Texas State Student Housing Authority Educational Facilities
               Revenue Series B                                                         6.75          01/01/33         2,435,618
   5,110,000   Texas State Student Housing Corporation Educational Facilities
               Revenue Denton Project University of North Texas Project                 6.75          07/01/21         5,121,804
   4,780,000   Travis County TX HFA MFHR Lakeview Apartments Project Series A           6.25          07/01/27         4,721,015

                                                                                                                      62,930,203
                                                                                                                   -------------

UTAH - 2.14%
     500,000   Provo City UT Housing Authority MFHR Lookout Pointe Apartments
               Project Collateralized by GNMA                                           5.80          07/20/22           520,855
   1,860,000   Salt Lake County UT Educational Facilities Revenue Westminster
               College Project                                                          5.75          10/01/27         1,882,468
   3,270,000   Salt Lake County UT Housing Authority MFHR Bridgeside Project FHA
               Insured                                                                  6.38          11/01/33         3,414,959
   2,500,000   Utah State Building Ownership Authority Lease Revenue State
               Facilities Master Lease Program Series B                                 5.25          05/15/24         2,593,175
     250,000   Utah State Building Ownership Authority Lease Revenue State
               Facilities Master Lease Program Series C FSA Insured                     5.50          05/15/19           283,093

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
UTAH - (continued)
$      5,000   Utah State HFA SFMR Senior Issue D2 FHA/VA Insured                       6.45%         01/01/11     $       5,174
   1,000,000   Weber County UT Municipal Building Authority Lease Revenue MBIA
               Insured                                                                  5.75          12/15/19         1,126,490

                                                                                                                       9,826,214
                                                                                                                   -------------

VERMONT - 0.27%
     275,000   Vermont HFA SFMR Series 9 MBIA Insured                                   6.00          05/01/37           285,189
     900,000   Vermont State Student Assistance Revenue Financing Program
               Series B FSA Insured                                                     6.70          12/15/12           937,629

                                                                                                                       1,222,818
                                                                                                                   -------------

VIRGINIA - 1.64%
   3,000,000   Fairfax County VA RDA & HFA MFHR Burke Shire Commons Project             7.60          10/01/36         3,184,890
   5,775,000   Pocahontas Parkway Association VA Transportation Revenue Capital
               Appreciation Series B                                                    5.50^         08/15/12         2,521,596
     250,000   Pocahontas Parkway Association VA Transportation Revenue Series A        5.00          08/15/05           234,250
   1,000,000   Pocahontas Parkway Association VA Transportation Revenue Series A        5.25          08/15/08           883,730
   1,000,000   Pocahontas Parkway Association VA Transportation Revenue Series A        5.50          08/15/28           688,770

                                                                                                                       7,513,236
                                                                                                                   -------------

WASHINGTON - 7.10%
   5,000,000   Chelan County WA Public Utility District #1 Electric Revenue
               Capital Appreciation Series A MBIA insured                               4.72^         06/01/13         3,193,000
   2,125,000   Clark County WA School District #101 GO FSA Insured                      5.00          12/01/15         2,283,058
     500,000   Clark County WA School District #98 GO MBIA Insured                      6.15          12/01/15           589,775
   3,000,000   Energy Northwest WA Electric Revenue Series A                            6.00          07/01/23         3,015,300
   3,380,000   Franklin County WA GO FGIC Insured                                       5.13          12/01/22         3,512,259
     110,000   King County WA Sewer Revenue MBIA Insured                                6.13          01/01/33           120,692
   1,748,000   Kitsap County WA Housing Authority Healthcare Facilities Revenue
               Low Income Housing Project Collateralized by GNMA                        7.10          08/20/16         2,078,931
   6,205,000   Port Longview WA Port Revenue Series A                                   5.00          12/01/14         6,459,405
   1,000,000   Seattle WA Housing Authority MFHR Low Income Project
               Collateralized by GNMA                                                   7.40          11/20/36         1,154,560
     500,000   Seattle WA Water System Revenue Series B FGIC Insured                    6.00          07/01/29           571,090
   2,480,000   Snohomish County WA Fire Protection District 001 GO FSA Insured          5.25          12/01/12         2,806,492
     220,000   Snohomish County WA Public Utility District Power Revenue
               Generation System Project FGIC Insured Prerefunded 1/1/03 @ 102          6.00          01/01/18           224,400
   3,000,000   Tobacco Settlement Authority WA Tobacco Settlement Funded Revenue        6.50          06/01/26         3,007,200
   1,000,000   Vancouver WA Housing Authority Revenue Pooled Housing Senior
               Series A                                                                 5.50          03/01/28         1,003,040
   1,100,000   Vancouver WA Housing Authority Revenue Springbrook Square Project
               Series A                                                                 5.65          03/01/31         1,042,162
   1,400,000   Washington State Healthcare Facilities Revenue Kadlec Medical
               Center Project Radian Insured                                            6.00          12/01/30         1,503,782

                                                                                                                      32,565,146
                                                                                                                   -------------

WEST VIRGINIA - 0.03%
     140,000   West Virginia State Hospital Finance Authority Revenue Fairmont
               General Hospital Project Series A                                        6.75          03/01/14           138,891

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
WISCONSIN - 1.61%
$    550,000   Wisconsin Housing & Economic Development Authority Housing Revenue
               Series A                                                                 6.00%         09/01/15     $     580,767
     130,000   Wisconsin State GO Series D                                              5.80          05/01/20           135,486
   1,000,000   Wisconsin State Health & Educational Facilities Authority Revenue
               Agnesian Healthcare Incorporated Project                                 6.00          07/01/30         1,026,760
   1,000,000   Wisconsin State Health & Educational Facilities Authority Revenue
               Franciscan Skemp Medical Center Incorporated Project                     6.13          11/15/15         1,061,420
   2,000,000   Wisconsin State Health & Educational Facilities Authority Revenue
               Wheaton Franciscan Services Project                                      5.75          08/15/25         2,025,880
   2,345,000   Wisconsin State Transportation Revenue Series A FGIC Insured             5.00          07/01/15         2,540,268

                                                                                                                       7,370,581
                                                                                                                   -------------

WYOMING - 0.44%
     500,000   Jackson WY National Rural Utilities Cooperative Finance
               Corporation Gas Supply Revenue Lower Valley Power & Light Project
               Series B                                                                 5.88          05/01/26           521,010
     600,000   Teton County WY Hospital District Revenue ACA/CBI Insured                5.80          12/01/17           633,486
     180,000   Wyoming CDA SFMR Series 4 Remarketed 8/21/97                             5.85          06/01/28           185,292
     665,000   Wyoming CDA SFMR Series A FHA/VA Insured                                 6.00          06/01/23           686,081

                                                                                                                       2,025,869
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS (COST $409,813,755)                                                                            425,889,083
                                                                                                                   -------------

SHARES
CLOSED END MUTUAL FUNDS - 3.78%
      60,485   BlackRock Strategic Municipal Trust                                                                       833,483
     380,000   Dreyfus Municipal Income Fund                                                                           3,378,200
      91,802   Dreyfus Strategic Municipal Bond Fund                                                                     740,842
     103,352   Municipal Advantage Fund Incorporated                                                                   1,374,581
      30,612   Municipal Partners Fund Incorporated                                                                      410,201
     115,082   Nuveen Dividend Advantage Municipal                                                                     1,719,325
     204,862   Nuveen Insured Municipal Opportunity                                                                    3,228,625
     116,037   Nuveen Premium Income Municipal Fund                                                                    1,626,839
      91,984   Seligman Select Municipal Fund                                                                            989,748
      57,005   Van Kampen Advantage Municipal Income Trust                                                               902,959
      45,072   Van Kampen Advantage Municipal Income Trust II                                                            653,544
      91,637   Van Kampen Trust for Investment Grade Municipals                                                        1,450,614

TOTAL CLOSED END MUTUAL FUNDS (COST $14,563,804)                                                                      17,308,961
                                                                                                                   -------------

MUNICIPAL DEMAND NOTES - 0.72%

KANSAS - 0.09%
$    400,000   Kansas State Department of Transportation
               Highway Revenue Series B-2 ##                                            1.63          09/01/20           400,000
                                                                                                                   -------------

OREGON - 0.11%
     500,000   Hillsboro OR Educational Facilities Revenue Oregon Graduate
               Center Project Comercia Bank CA LOC ##                                   1.75          06/01/09           500,000
                                                                                                                   -------------

TEXAS - 0.24%

   1,100,000   Gulf Coast Waste Disposal Authority TX Industrial Revenue Exxon
               Project ##                                                               1.48          10/01/24         1,100,000
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
WASHINGTON - 0.11%
     500,000   Washington State Healthcare Facilities Revenue Mason
               Medical Center Project Series B MBIA Insured ##                          1.66%         02/15/27     $     500,000
                                                                                                                   -------------

WYOMING - 0.17%
     800,000   Lincoln County WY Industrial Revenue Exxon Project
               Series C ##                                                              1.48          11/01/14           800,000
                                                                                                                   -------------

Total Municipal Demand Notes (Cost $3,300,000)                                                                         3,300,000
                                                                                                                   -------------

SHORT-TERM INVESTMENTS - 1.81%
   8,318,110   Wells Fargo National Tax-Free Money Market Trust ~                                                      8,318,110
                                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,318,110)                                                                         8,318,110
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $435,995,669)*                                                       99.22%                                  $ 454,816,154
Other Assets and Liabilities, Net                                           0.78                                       3,591,861
                                                                          ------                                   -------------
TOTAL NET ASSETS                                                          100.00%                                  $ 458,408,015
                                                                          ======                                   =============

^^ This security is currently in default in regard to its interest payment as of December 31, 2002.
f Securities that may be resold to "Qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Advisor based on procedures approved by the board of directors.
+/- Variable rate securities.
## These variable rate securities are subject to a demand feature which reduces the remaining maturity.
^   Zero coupon bond. Interest rate presented is Yield to Maturity.
** Step rate bond. The maturity date is the effective maturity date; the rate shown is the rate in effect as of December 31,2002.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost is the same as for financial statement purposes and net unrealized appreciation consists of:

    Gross Unrealized Appreciation                                  $ 26,151,579
    Gross Unrealized Depreciation                                    (7,331,094)
                                                                   ------------
    Net Unrealized Appreciation                                    $ 18,820,485

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (UNAUDITED)         TAX-FREE FUNDS

NEBRASKA TAX-FREE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS - 98.04%

COLORADO - 0.87%
$    600,000   Colorado HFFA Revenue Steamboat Springs Health Project                   5.70%         09/15/23     $     566,550
                                                                                                                   -------------

MINNESOTA - 1.62%
   1,000,000   Minnesota State Iron Range Resources & Rehabilitation
               Recreational Revenue Giants Ridge Recreational Area Project              7.25          11/01/16         1,055,230
                                                                                                                   -------------

NEBRASKA - 90.09%
   2,000,000   Dodge County NE School District #1 GO FSA Insured                        5.50          12/15/20         2,218,480
   1,500,000   Douglas County NE School District GO Series B                            5.00          12/15/18         1,582,455
   1,000,000   Douglas County NE Zoo Facility Revenue Omaha Henry Doorly Zoo
               Project                                                                  5.88          09/01/14         1,102,990
   1,000,000   Fremont NE Combined Utility Systems Revenue Series B MBIA Insured        5.00          10/15/21         1,033,700
   1,000,000   Grand Island NE Electric Revenue MBIA Insured                            5.13          08/15/16         1,073,000
     500,000   Grand Island NE Sanitation Sewer Revenue                                 5.60          04/01/06           534,180
     500,000   Grand Island NE Sanitation Sewer Revenue                                 5.75          04/01/07           531,885
   2,520,000   Lancaster County NE Hospital Authority Revenue Bryan Medical
               Center Project Series A AMBAC Insured                                    5.50          06/01/20         2,689,369
   1,000,000   Lancaster County NE Hospital Authority Revenue Bryan Memorial
               Hospital Project Series A MBIA Insured                                   5.10          06/01/10         1,080,970
   1,750,000   Lancaster County NE School District #1 GO Lincoln Public Schools
               Project                                                                  5.25          01/15/22         1,849,453
     600,000   Lancaster County NE School District #1 GO Lincoln Public Schools
               Project                                                                  5.00          07/15/11           662,490
   1,000,000   Lancaster County NE School District #1 GO Lincoln Public Schools
               Project                                                                  5.25          07/15/19         1,063,280
   1,500,000   Lincoln NE Electric System Revenue                                       5.00          09/01/18         1,588,575
   1,200,000   Lincoln NE Electric System Revenue Series A Prerefunded 09/01/03
               @ 102                                                                    5.30          09/01/09         1,256,604
     300,000   Lincoln NE Electric System Revenue Series A Unrefunded Balance           5.30          09/01/09           313,674
   1,000,000   Lincoln NE GO Tax Supported Antelope Valley Project                      5.00          09/15/16         1,071,410
   1,250,000   Lincoln NE Parking Revenue Series A                                      5.38          08/15/14         1,366,550
     500,000   Lincoln NE Waterworks Revenue                                            5.30          08/15/09           521,940
   1,100,000   Lincoln NE Waterworks Revenue                                            5.00          08/15/17         1,175,306
     500,000   Lincoln-Lancaster County NE Public Building Community Tax
               Supported Lease Rental Revenue                                           5.25          10/15/08           564,470
     745,000   Lincoln-Lancaster County NE Public Building Community Tax
               Supported Lease Rental Revenue                                           5.80          10/15/18           840,613
   1,000,000   Madison County NE Hospital Authority Revenue Faith Regional
               Health Services Project Radian Insured                                   5.50          07/01/21         1,055,910
     575,000   Nebraska EDFA Educational Facilities Revenue RADIAN Insured              5.00          04/01/16           605,412
     500,000   Nebraska Educational Telecommunications Commission Lease
               Revenue DTV Project                                                      6.00          02/01/07           568,330
   1,250,000   Nebraska Educational Telecommunications Commission Lease Revenue
               DTV Project                                                              6.00          02/01/10         1,444,175
     500,000   Nebraska Investment Finance Authority Dwelling Healthcare
               Facilities Revenue Father Flanagans Boys Home Project AMBAC
               Insured                                                                  5.00          07/01/03           501,595
   1,000,000   Nebraska Investment Finance Authority Healthcare Facilities
               Revenue Childrens Healthcare Services Project AMBAC Insured              5.00          08/15/11         1,075,370
     490,000   Nebraska Investment Finance Authority Hospital Revenue Great
               Plains Regional Medical Center Project Radian Insured                    5.55          05/15/03           497,801
      95,000   Nebraska Investment Finance Authority SFMR Series A1                     5.40          09/01/03            95,528
   1,695,000   Nebraska Investment Finance Authority SFMR Series C                      6.30          09/01/20         1,805,226
     735,000   Nebraska Investment Finance Authority SFMR Series C
               Collateralized by GNMA/FNMA/FHLMC                                        5.65          03/01/28           753,912

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
NEBRASKA (continued)
$    975,000   Nebraska Investment Finance Authority SFMR Series E
               Collateralized by GNMA/FNMA/FHLMC                                        5.90%         09/01/24     $   1,015,365
   1,940,000   Nebraska Investment Finance Authority SFMR Series E
               Collateralized by GNMA/FNMA/FHLMC                                        5.95          09/01/31         2,018,686
   1,000,000   Nebraska Public Power District Revenue Series A FSA Insured              5.13          01/01/19         1,059,680
   1,020,000   Nebraska Public Power District Revenue Series A MBIA Insured             5.25          01/01/12         1,122,133
   1,000,000   Omaha NE Airport Authority Airport Revenue FSA Insured                   5.50          01/01/12         1,122,930
   2,000,000   Omaha NE Airport Authority Airport Revenue FSA Insured                   5.50          01/01/14         2,216,660
     500,000   Omaha NE GO                                                              5.25          12/01/12           560,260
     415,000   Omaha NE GO Series A                                                     6.50          12/01/14           518,845
     500,000   Omaha NE Impound Facilities Corporation Lease Revenue                    5.55          08/01/14           520,205
     475,000   Omaha NE Parking Facilities Corporation Lease Revenue Omaha
               Park Four & Five Projects                                                5.20          09/15/09           522,918
     500,000   Omaha NE Parking Facilities Corporation Lease Revenue Omaha
               Park Four & Five Projects                                                5.70          09/15/15           555,830
     250,000   Omaha NE Parking Facilities Corporation Lease Revenue Omaha
               Park Seven Project Series A                                              5.50          05/01/16           273,288
     865,000   Omaha NE Special Obligation Tobacco and Liquor Tax Revenue
               Riverfront Redevelopment Project Series A                                5.50          02/01/17           964,812
   1,000,000   Omaha NE Special Tax Revenue Downtown Northeast
               Redevelopment                                                            6.00          11/01/14         1,087,450
   1,000,000   Omaha NE Stadium Facilities Corporation
               Lease Revenue Rosenblatt Stadium Project                                 5.00          11/01/21         1,032,040
   1,000,000   Omaha Public Power District NE Electric Revenue Series A                 5.40          02/01/06         1,106,950
   1,000,000   Omaha Public Power District NE Electric Revenue Series A                 5.20          02/01/22         1,039,370
     500,000   Omaha Public Power District NE Electric Revenue Series B
               Escrowed to Maturity                                                     5.60          02/01/12           510,800
   2,500,000   Omaha Public Power District NE Electric Revenue Series C                 5.50          02/01/14         2,857,075
     750,000   Omaha Public Power District NE Electric Revenue Series D
               Prerefunded 02/01/03 @ 102                                               5.30          02/01/16           767,558
   1,000,000   University of NE Corporate Facilities Revenue Deferred
               Maintenance Project                                                      5.25          07/15/11         1,103,290
   1,000,000   University of NE Corporate Facilities Revenue Memorial
               Stadium Improvement Project                                              4.95          11/01/09         1,048,390
     700,000   University of NE Corporate Facilities Revenue University of
               Nebraska Medical Center Project Prerefunded 07/01/05 @ 100               5.45          07/01/08           759,675
     275,000   University of NE University Revenue Student Fees & Facilities
               Kearney Project                                                          5.15          07/01/09           275,407
     740,000   University of NE University Revenue Student Fees & Facilities
               Kearney Project                                                          5.75          07/01/20           776,038
     310,000   University of NE University Revenue University Nebraska-Lincoln
               Parking Project                                                          5.40          06/01/13           317,177
     800,000   University of NE University Revenue University Nebraska-Lincoln
               Parking Project                                                          5.80          06/01/20           877,008

                                                                                                                      58,554,493
                                                                                                                   -------------

NEVADA - 0.24%
     140,000   Nevada Housing Division SFMR Series A1                                   5.60          10/01/07           152,400
                                                                                                                   -------------

NEW YORK - 0.24%
     150,000   New York NY GO Series B FGIC Insured Escrowed to Maturity                7.25          10/01/05           152,173
                                                                                                                   -------------

PUERTO RICO - 3.41%
   1,000,000   Puerto Rico Electric Power Authority Revenue Series II MBIA
               Insured                                                                  5.00          07/01/20         1,056,920
   1,000,000   Puerto Rico Municipal Finance Agency GO Series A FSA Insured             5.75          08/01/11         1,160,960

                                                                                                                       2,217,880
                                                                                                                   -------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
TEXAS - 1.57%
$  1,000,000   Austin TX Convention Enterprises Incorporated Series A                   6.60%         01/01/21     $   1,021,460
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS (COST $59,821,051)                                                                              63,720,186
                                                                                                                   -------------

MUNICIPAL DEMAND NOTES - 0.77%

NEBRASKA - 0.77%
     500,000   Nebraska EDFA Educational Facilities Revenue Creighton
               University Project Allied Irish Bank plc LOC##                           1.80          08/01/31           500,000
                                                                                                                   -------------

TOTAL MUNICIPAL DEMAND NOTES (COST $500,000)                                                                             500,000
                                                                                                                   -------------

SHORT-TERM INVESTMENTS - 0.99%
     300,000   Federated Tax-Free Obligations Money Market Fund                                                          300,000
     346,457   Wells Fargo National Tax-Free Institutional  Money Market
               Fund~                                                                                                     346,457

TOTAL SHORT-TERM INVESTMENTS (COST $646,457)                                                                             646,457
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $60,967,508)*                                                        99.80%                                  $  64,866,643
Other Assets and Liabilities, Net                                           0.20                                         130,142
                                                                          ------                                   -------------
TOTAL NET ASSETS                                                          100.00%                                  $  64,996,785
                                                                          ======                                   =============

## These variable rate securities are subject to a demand feature which reduces the remaining maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
* Cost is the same as for financial statement purposes and net unrealized appreciation consists of:

    Gross Unrealized Appreciation                                    $ 3,899,135
    Gross Unrealized Depreciation                                              0
                                                                     -----------
    Net Unrealized Appreciation                                      $ 3,899,135

TAX-FREE FUNDS                             STATEMENTS OF ASSETS & LIABILITIES --
                                                   DECEMBER 31, 2002 (UNAUDITED)

                                                                         CALIFORNIA
                                                                       LIMITED TERM      CALIFORNIA        COLORADO
                                                                           TAX-FREE        TAX-FREE        TAX-FREE
-------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)                     $ 104,369,886   $ 631,266,029   $ 118,856,552
  Cash                                                                       51,214          52,376          51,366
  Receivable for interest and other                                       1,378,151       8,876,618       1,449,310
  Receivable for investments sold                                                 0               0               0
  Receivable from custodian                                                       0               0               0
  Receivable for Fund shares issued                                          65,108         227,259         153,535
  Receivable from investment advisor and affiliates                               0               0               0
  Organization cost, net of amortization                                          0               0               0
  Receivable for daily variation margin on futures contracts                      0               0               0
  Prepaid expenses and other assets                                               0           1,053               0
                                                                      -------------   -------------   -------------
TOTAL ASSETS                                                            105,864,359     640,423,335     120,510,763
                                                                      -------------   -------------   -------------

LIABILITIES
  Payable for investments purchased                                       1,451,600       1,060,000               0
  Dividends payable                                                         207,749       2,453,877         470,241
  Payable for Fund shares redeemed                                          258,368         301,274              28
  Payable to investment advisor and affiliates                               49,698         337,540          56,199
  Payable to other related parties                                            3,673         124,995           9,759
  Payable to custodian                                                            0               0               0
  Accrued expenses and other liabilities                                     58,837         145,474          55,361
                                                                      -------------   -------------   -------------
TOTAL LIABILITIES                                                         2,029,925       4,423,160         591,588
                                                                      -------------   -------------   -------------
TOTAL NET ASSETS                                                      $ 103,834,434   $ 636,000,175   $ 119,919,175
                                                                      =============   =============   =============

NET ASSETS CONSIST OF:

  Paid-in capital                                                     $ 100,859,189   $ 593,338,260   $ 113,498,802
  Undistributed (overdistributed) net investment income                         (51)        (53,876)         29,781
  Undistributed net realized gain (loss) on investments                     (96,925)        533,760      (1,944,036)
  Net unrealized appreciation (depreciation) of investments               3,072,221      42,182,031       8,334,628
                                                                      -------------   -------------   -------------
TOTAL NET ASSETS                                                      $ 103,834,434   $ 636,000,175   $ 119,919,175
                                                                      =============   =============   =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

  Net assets - Class A                                                $  86,998,745   $ 397,586,663   $  59,337,315
  Shares outstanding - Class A                                            8,149,196      34,710,763       5,417,717
  Net asset value per share - Class A                                 $       10.68   $       11.45   $       10.95
  Maximum offering price per share - Class A(1)                       $       11.18   $       11.99   $       11.47
  Net assets - Class B                                                          N/A   $ 146,746,623   $  13,733,249
  Shares outstanding - Class B                                                  N/A      12,567,844       1,252,170
  Net asset value and offering price per share - Class B                        N/A   $       11.68   $       10.97
  Net assets - Class C                                                $   4,015,790   $  47,251,071             N/A
  Shares outstanding - Class C                                              376,360       4,046,372             N/A
  Net asset value per share - Class C                                 $       10.67   $       11.68             N/A
  Maximum offering price per share - Class C(2)                       $       10.78   $       11.80             N/A
  Net assets - Institutional Class                                    $  12,819,899   $  44,415,818   $  46,848,611
  Shares outstanding - Institutional Class                                1,219,957       3,870,078       4,276,768
  Net asset value and offering price per share - Institutional Class  $       10.51   $       11.48   $       10.95
                                                                      -------------   -------------   -------------
INVESTMENTS AT COST (NOTE 10)                                         $ 101,297,665   $ 589,083,998   $ 110,521,924
                                                                      =============   =============   =============

                                                                                           NATIONAL
                                                                          MINNESOTA    LIMITED TERM        NATIONAL        NEBRASKA
                                                                           TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)                     $ 253,917,533   $ 122,555,989   $ 454,816,154   $  64,866,643
  Cash                                                                       50,000          50,000          50,721          50,001
  Receivable for interest and other                                       4,381,794       1,449,939       7,020,079       1,070,238
  Receivable for investments sold                                                 0               0               0               0
  Receivable from custodian                                                       0               0               0               0
  Receivable for Fund shares issued                                          25,096          85,000         736,744          22,000
  Receivable from investment advisor and affiliates                               0               0               0               0
  Organization cost, net of amortization                                          0               0               0               0
  Receivable for daily variation margin on futures contracts                      0               0               0               0
  Prepaid expenses and other assets                                             122               0               0               0
                                                                      -------------   -------------   -------------   -------------
TOTAL ASSETS                                                            258,374,545     124,140,928     462,623,698      66,008,882
                                                                      -------------   -------------   -------------   -------------

LIABILITIES
  Payable for investments purchased                                               0       2,190,353       2,218,747         669,950
  Dividends payable                                                         945,944         334,718       1,325,143         226,210
  Payable for Fund shares redeemed                                           42,244               0         180,170               0
  Payable to investment advisor and affiliates                              115,594          33,827         216,627          30,839
  Payable to other related parties                                           16,906           1,786          45,345           1,091
  Payable to custodian                                                            0               0               0               0
  Accrued expenses and other liabilities                                     87,607          48,149         229,651          84,007
                                                                      -------------   -------------   -------------   -------------
TOTAL LIABILITIES                                                         1,208,295       2,608,833       4,215,683       1,012,097
                                                                      -------------   -------------   -------------   -------------
TOTAL NET ASSETS                                                      $ 257,166,250   $ 121,532,095   $ 458,408,015   $  64,996,785
                                                                      =============   =============   =============   =============

NET ASSETS CONSIST OF:

  Paid-in capital                                                     $ 244,677,628   $ 118,270,590   $ 452,942,996   $  60,946,880
  Undistributed (overdistributed) net investment income                     (27,502)        (56,366)        327,400              (1)
  Undistributed net realized gain (loss) on investments                  (2,220,129)     (1,317,794)    (13,682,866)        150,771
  Net unrealized appreciation (depreciation) of investments              14,736,253       4,635,665      18,820,485       3,899,135
                                                                      -------------   -------------   -------------   -------------
TOTAL NET ASSETS                                                      $ 257,166,250   $ 121,532,095   $ 458,408,015   $  64,996,785
                                                                      =============   =============   =============   =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

  Net assets - Class A                                                $  44,652,016             N/A   $ 119,361,786             N/A
  Shares outstanding - Class A                                            4,024,415             N/A      11,406,657             N/A
  Net asset value per share - Class A                                 $       11.10             N/A   $       10.46             N/A
  Maximum offering price per share - Class A(1)                       $       11.62             N/A   $       10.95             N/A
  Net assets - Class B                                                $  21,737,041             N/A   $  52,235,087             N/A
  Shares outstanding - Class B                                            1,959,087             N/A       4,990,835             N/A
  Net asset value and offering price per share - Class B              $       11.10             N/A   $       10.47             N/A
  Net assets - Class C                                                          N/A             N/A   $  14,241,551             N/A
  Shares outstanding - Class C                                                  N/A             N/A       1,361,276             N/A
  Net asset value per share - Class C                                           N/A             N/A   $       10.46             N/A
  Maximum offering price per share - Class C(2)                                 N/A             N/A   $       10.57             N/A
  Net assets - Institutional Class                                    $ 190,777,193   $ 121,532,095   $ 272,569,591   $  64,996,785
  Shares outstanding - Institutional Class                               17,196,887      11,088,585      26,042,741       6,286,773
  Net asset value and offering price per share - Institutional Class  $       11.09   $       10.96   $       10.47   $       10.34
                                                                      -------------   -------------   -------------   -------------
INVESTMENTS AT COST (NOTE 10)                                         $ 239,181,280   $ 117,920,324   $ 435,995,669   $  60,967,508
                                                                      =============   =============   =============   =============

(1) Maximum offering price is computed as 100/95.5 of net asset value. On investments of $50,000 or more the offering price is reduced.
(2)  Maximum offering price is computed as 100/99 of net asset value.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         STATEMENTS OF OPERATIONS -- DECEMBER 31, 2002 (UNAUDITED)

                                                                         CALIFORNIA
                                                                       LIMITED TERM      CALIFORNIA        COLORADO
                                                                           TAX-FREE        TAX-FREE        TAX-FREE
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                           $           0   $     478,953   $      89,001
  Interest                                                                1,629,570      16,582,103       3,311,388
                                                                      -------------   -------------   -------------
TOTAL INVESTMENT INCOME                                                   1,629,570      17,061,056       3,400,389
                                                                      -------------   -------------   -------------

EXPENSES
  Advisory fees                                                             191,160       1,266,358         245,111
  Administration fees                                                        73,769         480,256          92,879
  Shareholder servicing fees                                                104,359         735,575          91,397
  Portfolio accounting fees                                                  52,850          59,199          44,907
  Custody                                                                     9,836          64,034          12,384
  Transfer agent
   Class A                                                                   13,848         112,140           6,457
   Class B                                                                      N/A          58,299           4,015
   Class C                                                                      411          11,219             N/A
   Institutional Class                                                        2,084           7,342           6,511
  Distribution fees
   Class B                                                                      N/A         553,816          49,096
   Class C                                                                    6,077         178,846             N/A
  Legal and audit fees                                                       23,708          23,319          18,511
  Registration fees                                                           5,041          18,484           5,735
  Directors' fees                                                             3,220           3,220           3,220
  Shareholder reports                                                         4,213          23,967           5,894
  Other                                                                         351           6,055           2,338
                                                                      -------------   -------------   -------------
TOTAL EXPENSES                                                              490,927       3,602,129         588,455
LESS:
  Waived fees and reimbursed expenses                                      (107,524)       (391,329)       (134,160)
  Net Expenses                                                              383,403       3,210,800         454,295
                                                                      -------------   -------------   -------------
NET INVESTMENT INCOME                                                     1,246,167      13,850,256       2,946,094
                                                                      -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net Realized Gain (Loss) from Investments                                 (58,000)      2,616,394         965,904
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                           1,536,343       9,131,608       2,853,285
                                                                      -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    1,478,343      11,748,002       3,819,189
                                                                      -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $   2,724,510   $  25,598,258   $   6,765,283
                                                                      =============   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                           NATIONAL
                                                                          MINNESOTA    LIMITED TERM        NATIONAL        NEBRASKA
                                                                           TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                           $           0   $           0   $     573,372   $           0
  Interest                                                                6,768,871       2,114,684      13,108,488       1,669,324
                                                                      -------------   -------------   -------------   -------------
TOTAL INVESTMENT INCOME                                                   6,768,871       2,114,684      13,681,860       1,669,324
                                                                      -------------   -------------   -------------   -------------

EXPENSES
  Advisory fees                                                             520,399         198,456         935,972         166,866
  Administration fees                                                       196,453          75,346         359,859          50,256
  Shareholder servicing fees                                                 81,155               0         231,122               0
  Portfolio accounting fees                                                  45,410          41,168          59,890          27,678
  Custody                                                                    26,194          10,046          47,981           6,701
  Transfer agent
   Class A                                                                   19,962             N/A          29,546             N/A
   Class B                                                                    6,477             N/A          14,396             N/A
   Class C                                                                      N/A             N/A           3,657             N/A
   Institutional Class                                                        5,835          14,971          35,429           4,920
  Distribution fees
   Class B                                                                   80,058             N/A         192,439             N/A
   Class C                                                                      N/A             N/A          46,830             N/A
  Legal and audit fees                                                       18,723          19,991          24,439          19,578
  Registration fees                                                           8,717          12,119          39,289          11,077
  Directors' fees                                                             3,220           3,220           3,220           3,220
  Shareholder reports                                                         3,968           3,163          21,779           5,627
  Other                                                                         779             509          22,877           3,498
                                                                      -------------   -------------   -------------   -------------
TOTAL EXPENSES                                                            1,017,350         378,989       2,068,725         299,421
LESS:
  Waived fees and reimbursed expenses                                      (118,814)        (75,659)       (169,030)        (19,899)
  Net Expenses                                                              898,536         303,330       1,899,695         279,522
                                                                      -------------   -------------   -------------   -------------
NET INVESTMENT INCOME                                                     5,870,335       1,811,354      11,782,165       1,389,802
                                                                      -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net Realized Gain (Loss) from Investments                                 580,810         167,950       4,456,447         220,345
  Net Change in Unrealized Appreciation (Depreciation) of Investments     5,081,615       2,103,343       3,066,181       1,483,984
                                                                      -------------   -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    5,662,425       2,271,293       7,522,628       1,704,329
                                                                      -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $  11,532,760   $   4,082,647   $  19,304,793   $   3,094,131
                                                                      =============   =============   =============   =============

TAX-FREE FUNDS          STATEMENTS OF CHANGES IN NET ASSETS -- DECEMBER 31, 2002


                                                                         CALIFORNIA LIMITED TERM TAX-FREE
                                                                         --------------------------------
                                                                           (UNAUDITED)
                                                                           FOR THE SIX            FOR THE
                                                                          MONTHS ENDED         YEAR ENDED
                                                                         DEC. 31, 2002      JUNE 30, 2002
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning Net Assets                                                   $  82,365,726      $  51,094,208

OPERATIONS:
  Net investment income                                                      1,246,167          1,829,761
  Net realized gain (loss) on sale of investments                              (58,000)            48,468
  Net change in unrealized appreciation (depreciation) of investments        1,536,343          1,080,243
                                                                         -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              2,724,510          2,958,472
                                                                         -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   Class A                                                                  (1,063,136)        (1,569,792)
   Class B                                                                           0                N/A
   Class C                                                                     (12,677)               N/A
   Institutional Class                                                        (170,352)          (260,023)
  Net realized gain on sale of investments
   Class A                                                                           0           (123,567)
   Class B                                                                         N/A                N/A
   Class C                                                                           0                N/A
   Institutional Class                                                               0            (23,316)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                                       35,965,676         46,685,001
  Reinvestment of dividends - Class A                                          661,061          1,357,434
  Cost of shares redeemed - Class A                                        (21,023,052)       (24,928,258)
                                                                         -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                 15,603,685         23,114,177
                                                                         -------------      -------------
  Proceeds from shares sold - Class B                                              N/A                N/A
  Reinvestment of dividends - Class B                                              N/A                N/A
  Cost of shares redeemed - Class B                                                N/A                N/A
                                                                         -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                        N/A                N/A
                                                                         -------------      -------------
  Proceeds from shares sold - Class C                                        4,192,199                N/A
  Reinvestment of dividends - Class C                                            4,369                N/A
  Cost of shares redeemed - Class C                                           (200,615)               N/A
                                                                         -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                  3,995,953                N/A
                                                                         -------------      -------------
  Proceeds from shares sold - Institutional Class                            1,960,453          9,215,582
  Reinvestment of dividends - Institutional Class                               58,354             91,707
  Cost of shares redeemed - Institutional Class                             (1,628,082)        (2,131,722)
                                                                         -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                        390,725          7,175,567
                                                                         -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS                                       21,468,708         31,271,518
                                                                         =============      =============
NET ASSETS:

  Ending Net Assets                                                      $ 103,834,434      $  82,365,726
                                                                         -------------      -------------

SHARE ISSUED AND REDEEMED:
  Shares sold - Class A                                                      3,387,907          4,471,582
  Shares issued in reinvestment of dividends - Class A                          62,325            130,151
  Shares redeemed - Class A                                                 (1,979,963)        (2,390,272)
                                                                         -------------      -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                      1,470,269          2,211,461
                                                                         -------------      -------------
  Shares sold - Class B                                                            N/A                N/A
  Shares issued in reinvestment of dividends - Class B                             N/A                N/A
  Shares redeemed - Class B                                                        N/A                N/A
                                                                         -------------      -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                            N/A                N/A
                                                                         -------------      -------------
  Shares sold - Class C                                                        394,757                N/A
  Shares issued in reinvestment of dividends - Class C                             414                N/A
  Shares redeemed - Class C                                                    (18,811)               N/A
                                                                         -------------      -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                        376,360                N/A
                                                                         -------------      -------------
  Shares sold - Institutional Class                                            188,333            895,255
  Shares issued in reinvestment of dividends - Institutional Class               5,588              8,938
  Shares redeemed - Institutional Class                                       (156,406)          (207,208)
                                                                         -------------      -------------

NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                             37,515            696,985
                                                                         -------------      -------------

ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                                  $         (51)     $         (53)
                                                                         -------------      -------------

(1) See Footnote 11.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                            CALIFORNIA TAX-FREE              COLORADO TAX-FREE
                                                                       -----------------------------  -----------------------------
                                                                         (UNAUDITED)                    (UNAUDITED)
                                                                         FOR THE SIX         FOR THE    FOR THE SIX         FOR THE
                                                                        MONTHS ENDED      YEAR ENDED   MONTHS ENDED      YEAR ENDED
                                                                       DEC. 31, 2002   JUNE 30, 2002  DEC. 31, 2002   JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning Net Assets                                                 $ 622,340,129   $ 593,522,218  $ 121,322,286   $ 105,989,828

OPERATIONS:
  Net investment income                                                   13,850,256      28,637,750      2,946,094       5,866,568
  Net realized gain (loss) on sale of investments                          2,616,394         559,772        965,904         747,386
  Net change in unrealized appreciation (depreciation) of investments      9,131,608       4,224,898      2,853,285       1,408,655
                                                                       -------------   -------------  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           25,598,258      33,422,420      6,765,283       8,022,609
                                                                       -------------   -------------  -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   Class A                                                                (9,606,711)    (18,180,094)    (1,455,149)     (2,776,798)
   Class B                                                                (3,046,119)     (5,752,532)      (266,894)       (468,531)
   Class C                                                                  (981,373)     (1,545,519)           N/A             N/A
   Institutional Class                                                    (1,136,898)     (2,249,711)    (1,218,744)     (2,585,999)
  Net realized gain on sale of investments
   Class A                                                                (1,108,246)     (2,043,131)             0               0
   Class B                                                                  (408,641)       (782,096)             0               0
   Class C                                                                  (131,616)       (211,553)           N/A             N/A
   Institutional Class                                                      (125,047)       (253,440)             0               0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                                     33,829,982      61,148,282      7,619,188      13,010,830
  Reinvestment of dividends - Class A                                      5,794,627      12,662,762        802,761       1,675,275
  Cost of shares redeemed - Class A                                      (34,641,231)    (67,973,789)    (9,095,778)     (5,852,194)
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                4,983,378       5,837,255       (673,829)      8,833,911
                                                                       -------------   -------------  -------------   -------------
  Proceeds from shares sold - Class B                                     11,569,023      34,865,598      1,556,715       3,545,908
  Reinvestment of dividends - Class B                                      2,183,193       4,856,771        151,818         308,563
  Cost of shares redeemed - Class B                                      (15,609,127)    (31,231,829)      (921,132)     (1,718,121)
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                               (1,856,911)      8,490,540        787,401       2,136,350
                                                                       -------------   -------------  -------------   -------------
  Proceeds from shares sold - Class C                                      9,480,010      22,931,164            N/A             N/A
  Reinvestment of dividends - Class C                                        663,021       1,291,813            N/A             N/A
  Cost of shares redeemed - Class C                                       (9,579,469)     (7,652,156)           N/A             N/A
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                  563,562      16,570,821            N/A             N/A
                                                                       -------------   -------------  -------------   -------------
  Proceeds from shares sold - Institutional Class                          4,306,941       2,621,520      3,319,188      14,023,670
  Reinvestment of dividends - Institutional Class                            218,073         464,726         63,069         139,453
  Cost of shares redeemed - Institutional Class                           (3,608,604)     (7,571,295)    (8,723,436)    (11,992,207)
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                      916,410      (4,485,049)    (5,341,179)      2,170,916
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                                     13,660,046      28,817,911     (1,403,111)     15,332,458
                                                                       =============   =============  =============   =============
NET ASSETS:

  Ending Net Assets                                                    $ 636,000,175   $ 622,340,129  $ 119,919,175   $ 121,322,286
                                                                       -------------   -------------  -------------   -------------

SHARE ISSUED AND REDEEMED:
  Shares sold - Class A                                                    2,958,082       5,394,747        701,115       1,234,305
  Shares issued in reinvestment of dividends - Class A                       507,419       1,117,982         73,843         158,548
  Shares redeemed - Class A                                               (3,024,883)     (5,995,739)      (836,158)       (558,106)
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                      440,618         516,990        (61,200)        834,747
                                                                       -------------   -------------  -------------   -------------
  Shares sold - Class B                                                      988,421       3,007,833        142,684         335,952
  Shares issued in reinvestment of dividends - Class B                       187,523         420,830         13,947          29,162
  Shares redeemed - Class B                                               (1,337,525)     (2,700,514)       (84,422)       (162,982)
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                     (161,581)        728,149         72,209         202,132
                                                                       -------------   -------------  -------------   -------------
  Shares sold - Class C                                                      812,341       1,979,391            N/A             N/A
  Shares issued in reinvestment of dividends - Class C                        56,949         111,993            N/A             N/A
  Shares redeemed - Class C                                                 (821,616)       (664,716)           N/A             N/A
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                       47,674       1,426,668            N/A             N/A
                                                                       -------------   -------------  -------------   -------------
  Shares sold - Institutional Class                                          376,280         231,033        307,165       1,322,814
  Shares issued in reinvestment of dividends - Institutional Class            19,084          41,046          5,800          13,188
  Shares redeemed - Institutional Class                                     (316,346)       (671,339)      (804,549)     (1,139,939)
                                                                       -------------   -------------  -------------   -------------

NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                           79,018        (399,260)      (491,584)        196,063
                                                                       -------------   -------------  -------------   -------------

ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                                $     (53,876)  $     866,969  $      29,781   $      24,474
                                                                       -------------   -------------  -------------   -------------


                                                                        MINNESOTA TAX-FREE (1)      NATIONAL LIMITED TERM TAX-FREE
                                                                    -----------------------------   ------------------------------
                                                                      (UNAUDITED)                      (UNAUDITED)
                                                                      FOR THE SIX         FOR THE      FOR THE SIX         FOR THE
                                                                     MONTHS ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                    DEC. 31, 2002   JUNE 30, 2002    DEC. 31, 2002   JUNE 30, 2002
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning Net Assets                                              $ 254,220,949   $  78,774,949    $  85,370,759   $  62,111,142

OPERATIONS:
  Net investment income                                                 5,870,335       8,929,546        1,811,354       2,740,888
  Net realized gain (loss) on sale of investments                         580,810         520,664          167,950          80,966
  Net change in unrealized appreciation (depreciation) of
    investments                                                         5,081,615         377,529        2,103,343       1,386,189
                                                                    -------------   -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        11,532,760       9,827,739        4,082,647       4,208,043
                                                                    -------------   -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   Class A                                                               (982,195)     (1,811,422)             N/A             N/A
   Class B                                                               (399,630)       (832,938)             N/A             N/A
   Class C                                                                    N/A             N/A              N/A             N/A
   Institutional Class                                                 (4,488,497)     (6,262,077)      (1,811,354)     (2,740,889)
  Net realized gain on sale of investments
   Class A                                                                      0               0              N/A             N/A
   Class B                                                                      0               0              N/A             N/A
   Class C                                                                    N/A             N/A              N/A             N/A
   Institutional Class                                                          0               0                0               0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                                   6,414,308       8,550,229              N/A             N/A
  Reinvestment of dividends - Class A                                     566,720       1,203,190              N/A             N/A
  Cost of shares redeemed - Class A                                    (3,879,807)     (4,164,174)             N/A             N/A
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                             3,101,221       5,589,245              N/A             N/A
                                                                    -------------   -------------    -------------   -------------
  Proceeds from shares sold - Class B                                   2,640,024       5,447,212              N/A             N/A
  Reinvestment of dividends - Class B                                     254,078         634,364              N/A             N/A
  Cost of shares redeemed - Class B                                    (1,935,256)     (5,552,144)             N/A             N/A
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                               958,846         529,432              N/A             N/A
                                                                    -------------   -------------    -------------   -------------
  Proceeds from shares sold - Class C                                         N/A             N/A              N/A             N/A
  Reinvestment of dividends - Class C                                         N/A             N/A              N/A             N/A
  Cost of shares redeemed - Class C                                           N/A             N/A              N/A             N/A
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                   N/A             N/A              N/A             N/A
                                                                    -------------   -------------    -------------   -------------
  Proceeds from shares sold - Institutional Class                      14,993,610     192,517,027       50,511,347      40,716,789
  Reinvestment of dividends - Institutional Class                         424,785         699,582          378,318         591,356
  Cost of shares redeemed - Institutional Class                       (22,195,599)    (24,810,588)     (16,999,622)    (19,515,682)
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                (6,777,204)    168,406,021       33,890,043      21,792,463
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                                   2,945,301     175,446,000       36,161,336      23,259,617
                                                                    =============   =============    =============   =============
NET ASSETS:

  Ending Net Assets                                                 $ 257,166,250   $ 254,220,949    $ 121,532,095   $  85,370,759
                                                                    -------------   -------------    -------------   -------------

SHARE ISSUED AND REDEEMED:
  Shares sold - Class A                                                   583,418         793,081              N/A             N/A
  Shares issued in reinvestment of dividends - Class A                     51,515         111,490              N/A             N/A
  Shares redeemed - Class A                                              (353,991)       (386,189)             N/A             N/A
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                   280,942         518,382              N/A             N/A
                                                                    -------------   -------------    -------------   -------------
  Shares sold - Class B                                                   238,772         503,644              N/A             N/A
  Shares issued in reinvestment of dividends - Class B                     23,096          58,784              N/A             N/A
  Shares redeemed - Class B                                              (176,295)       (515,319)             N/A             N/A
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                    85,573          47,109              N/A             N/A
                                                                    -------------   -------------    -------------   -------------
  Shares sold - Class C                                                       N/A             N/A              N/A             N/A
  Shares issued in reinvestment of dividends - Class C                        N/A             N/A              N/A             N/A
  Shares redeemed - Class C                                                   N/A             N/A              N/A             N/A
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                       N/A             N/A              N/A             N/A
  Shares sold - Institutional Class                                     1,354,702      17,747,962        4,664,426       3,833,460
  Shares issued in reinvestment of dividends - Institutional Class         38,619          64,960           34,862          55,667
  Shares redeemed - Institutional Class                                (2,027,184)     (2,311,035)      (1,568,666)     (1,835,191)
                                                                    -------------   -------------    -------------   -------------

NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                      (633,863)     15,501,887        3,130,622       2,053,936
                                                                    -------------   -------------    -------------   -------------

ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                             $     (27,502)  $     (27,515)   $     (56,366)  $     (56,366)
                                                                    -------------   -------------    -------------   -------------

TAX-FREE FUNDS          STATEMENTS OF CHANGES IN NET ASSETS -- DECEMBER 31, 2002

                                                                     NATIONAL TAX-FREE (1)          NEBRASKA TAX-FREE
                                                                 ----------------------------  ----------------------------
                                                                   (UNAUDITED)                   (UNAUDITED)
                                                                   FOR THE SIX        FOR THE    FOR THE SIX        FOR THE
                                                                  MONTHS ENDED     YEAR ENDED   MONTHS ENDED     YEAR ENDED
                                                                 DEC. 31, 2002  JUNE 30, 2002  DEC. 31, 2002  JUNE 30, 2002
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Beginning Net Assets                                           $ 477,666,150  $ 414,999,704  $  66,453,213  $  64,929,000

OPERATIONS:
  Net investment income                                             11,782,165     22,317,730      1,389,802      2,770,925
  Net realized gain (loss) on sale of investments                    4,456,447        724,526        220,345        555,906
  Net change in unrealized appreciation (depreciation) of
    investments                                                      3,066,181      2,977,809      1,483,984        299,512
                                                                 -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     19,304,793     26,020,065      3,094,131      3,626,343
                                                                 -------------  -------------  -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                         (2,965,648)    (4,651,158)           N/A            N/A
    Class B                                                         (1,058,886)    (1,426,110)           N/A            N/A
    Class C                                                           (256,141)      (459,961)           N/A            N/A
    Institutional Class                                             (7,248,105)   (15,646,092)    (1,389,802)    (2,770,925)
  Net realized gain on sale of investments
    Class A                                                                  0              0            N/A            N/A
    Class B                                                                  0              0            N/A            N/A
    Class C                                                                  0              0            N/A            N/A
    Institutional Class                                                      0              0       (556,867)      (161,376)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                               26,466,946     71,223,066            N/A            N/A
  Reinvestment of dividends - Class A                                1,913,359      3,110,180            N/A            N/A
  Cost of shares redeemed - Class A                                (31,486,448)   (32,007,292)           N/A            N/A
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                         (3,106,143)    42,325,954            N/A            N/A
                                                                 -------------  -------------  -------------  -------------
  Proceeds from shares sold - Class B                                3,088,141     27,949,927            N/A            N/A
  Reinvestment of dividends - Class B                                  694,675        990,296            N/A            N/A
  Cost of shares redeemed - Class B                                 (4,153,944)    (5,965,225)           N/A            N/A
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                           (371,128)    22,974,998              0              0
                                                                 -------------  -------------  -------------  -------------
  Proceeds from shares sold - Class C                                3,467,220      6,837,067            N/A            N/A
  Reinvestment of dividends - Class C                                  135,540        272,598            N/A            N/A
  Cost of shares redeemed - Class C                                   (888,482)    (5,103,104)           N/A            N/A
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                          2,714,278      2,006,561            N/A            N/A
                                                                 -------------  -------------  -------------  -------------
  Proceeds from shares sold - Institutional Class                   15,440,000     47,438,393      1,588,196      5,048,287
  Reinvestment of dividends - Institutional Class                      588,953      1,067,312         82,571         88,902
  Cost of shares redeemed - Institutional Class                    (42,302,108)   (56,981,516)    (4,274,657)    (4,307,018)
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS            (26,273,155)    (8,475,811)    (2,603,890)       830,171
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS                              (19,260,135)    62,668,446     (1,456,428)     1,524,213
                                                                 =============  =============  =============  =============

NET ASSETS:

   Ending Net Assets                                             $ 458,408,015  $ 477,668,150  $  64,996,785  $  66,453,213
                                                                 -------------  -------------  -------------  -------------

SHARE ISSUED AND REDEEMED:
  Shares sold - Class A                                              2,537,670      6,951,887            N/A            N/A
  Shares issued in reinvestment of dividends - Class A                 183,213        302,173            N/A            N/A
  Shares redeemed - Class A                                         (3,016,986)    (3,113,917)           N/A            N/A
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A               (296,103)     4,140,143            N/A            N/A
                                                                 -------------  -------------  -------------  -------------
  Shares sold - Class B                                                294,533      2,742,689            N/A            N/A
  Shares issued in reinvestment of dividends - Class B                  66,514         96,171            N/A            N/A
  Shares redeemed - Class B                                           (398,647)      (578,828)           N/A            N/A
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                (37,600)     2,260,032            N/A            N/A
                                                                 -------------  -------------  -------------  -------------
  Shares sold - Class C                                                331,814        662,141            N/A            N/A
  Shares issued in reinvestment of dividends - Class C                  12,983         26,446            N/A            N/A
  Shares redeemed - Class C                                            (85,623)      (499,005)           N/A            N/A
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                259,174        189,582            N/A            N/A
                                                                 -------------  -------------  -------------  -------------
  Shares sold - Institutional Class                                  1,484,096      4,623,024        154,087        500,157
  Shares issued in reinvestment of dividends - Institutional
  Class                                                                 56,364        103,626          8,047          8,809
  Shares redeemed - Institutional Class                             (4,062,997)    (5,544,050)      (415,143)      (424,197)
                                                                 -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                 (2,522,537)      (817,400)      (253,009)        84,769
                                                                 -------------  -------------  -------------  -------------

ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                          $     327,400  $      74,015             (1) $          (1)
                                                                 -------------  -------------  -------------  -------------

(1) See Footnote 11.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS

                                                                        NET REALIZED
                                               BEGINNING                         AND     DIVIDENDS
                                               NET ASSET         NET      UNREALIZED      FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON    INVESTMENT
                                                   SHARE      INCOME     INVESTMENTS        INCOME
--------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)   $  10.50        0.14            0.18         (0.14)
July 1, 2001 to June 30, 2002                   $  10.33        0.31            0.20         (0.31)
July 1, 2000 to June 30, 2001                   $  10.14        0.41            0.19         (0.41)
July 1, 1999 to June 30, 2000                   $  10.23        0.40           (0.04)        (0.40)
July 1, 1998 to June 30, 1999                   $  10.44        0.39           (0.09)        (0.39)
April 1, 1998 to June 30, 1998(3)               $  10.44        0.10            0.00         (0.10)
April 1, 1997 to March 31, 1998                 $  10.27        0.39            0.20         (0.39)

CLASS C
August 30, 2002 (4) to December 31, 2002
  (unaudited)                                   $  10.63        0.05            0.04         (0.05)

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)   $  10.34        0.14            0.17         (0.14)
July 1, 2001 to June 30, 2002                   $  10.17        0.32            0.20         (0.32)
July 1, 2000 to June 30, 2001                   $   9.98        0.42            0.19         (0.42)
July 1, 1999 to June 30, 2000                   $  10.07        0.41           (0.04)        (0.41)
July 1, 1998 to June 30, 1999                   $  10.27        0.39           (0.08)        (0.39)
April 1, 1998 to June 30, 1998(3)               $  10.27        0.10            0.00         (0.10)
April 1, 1997 to March 31, 1998                 $  10.11        0.39            0.19         (0.39)

CALIFORNIA TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)   $  11.29        0.26            0.21         (0.28)
July 1, 2001 to June 30, 2002                   $  11.24        0.55            0.10         (0.54)
July 1, 2000 to June 30, 2001                   $  10.77        0.54            0.47         (0.54)
July 1, 1999 to June 30, 2000                   $  11.00        0.52           (0.20)        (0.52)
July 1, 1998 to June 30, 1999                   $  11.38        0.51           (0.23)        (0.51)
January 1, 1998 to June 30, 1998(5)             $  11.32        0.26            0.06         (0.26)
January 1, 1997 to December 31, 1997            $  10.97        0.54            0.42         (0.54)

CLASS B
July 1, 2002 to December 31, 2002 (unaudited)   $  11.51        0.22            0.22         (0.24)
July 1, 2001 to June 30, 2002                   $  11.46        0.48            0.09         (0.46)
July 1, 2000 to June 30, 2001                   $  10.97        0.46            0.49         (0.46)
July 1, 1999 to June 30, 2000                   $  11.22        0.45           (0.22)        (0.45)
July 1, 1998 to June 30, 1999                   $  11.60        0.44           (0.23)        (0.44)
January 1, 1998 to June 30, 1998(5)             $  11.54        0.23            0.06         (0.23)
December 15, 1997(4) to December 31, 1997       $  11.51        0.02            0.03         (0.02)

CLASS C (6)
July 1, 2002 to December 31, 2002 (unaudited)   $  11.51        0.23            0.21         (0.24)
July 1, 2001 to June 30, 2002                   $  11.46        0.47            0.10         (0.46)
July 1, 2000 to June 30, 2001                   $  10.97        0.46            0.49         (0.46)
July 1, 1999 to June 30, 2000                   $  11.22        0.45           (0.22)        (0.45)
July 1, 1998 to June 30, 1999                   $  11.60        0.44           (0.23)        (0.44)
January 1, 1998 to June 30, 1998(5)             $  11.54        0.23            0.06         (0.23)
January 1, 1997 to December 31, 1997            $  11.19        0.47            0.42         (0.47)

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)   $  11.32        0.27            0.21         (0.29)
July 1, 2001 to June 30, 2002                   $  11.27        0.57            0.10         (0.56)
July 1, 2000 to June 30, 2001                   $  10.79        0.56            0.48         (0.56)
July 1, 1999 to June 30, 2000                   $  11.03        0.54           (0.21)        (0.54)
July 1, 1998 to June 30, 1999                   $  11.40        0.52           (0.22)        (0.52)
January 1, 1998 to June 30, 1998(5)             $  11.35        0.26            0.05         (0.26)
December 15, 1997(4) to December 31, 1997       $  11.32        0.03            0.03         (0.03)

COLORADO TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)   $  10.61        0.26            0.34         (0.26)
July 1, 2001 to June 30, 2002                   $  10.39        0.53            0.22         (0.53)
July 1, 2000 to June 30, 2001                   $   9.83        0.55            0.56         (0.55)
July 1, 1999 to June 30, 2000                   $  10.30        0.54           (0.46)        (0.54)
June 1, 1999 to June 30, 1999(7)                $  10.55        0.04           (0.25)        (0.04)
June 1, 1998 to May 31, 1999                    $  10.69        0.51           (0.10)        (0.51)
June 1, 1997 to May 31, 1998                    $  10.22        0.53            0.47         (0.53)

                                               DISTRIBUTIONS        ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    FROM NET     NET ASSET       -------------------------------------------
                                                    REALIZED     VALUE PER       NET INVESTMENT         NET            GROSS
                                                       GAINS         SHARE               INCOME    EXPENSES      EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)           0.00      $  10.68                 2.51%       0.79%            1.02%
July 1, 2001 to June 30, 2002                          (0.03)     $  10.50                 2.97%       0.75%            1.24%
July 1, 2000 to June 30, 2001                           0.00      $  10.33                 3.90%       0.75%            1.12%
July 1, 1999 to June 30, 2000                          (0.05)     $  10.14                 3.98%       0.75%            1.31%
July 1, 1998 to June 30, 1999                          (0.12)     $  10.23                 3.70%       0.75%            1.42%
April 1, 1998 to June 30, 1998(3)                       0.00      $  10.44                 3.72%       0.75%            1.44%
April 1, 1997 to March 31, 1998                        (0.03)     $  10.44                 3.78%       0.68%            1.29%

CLASS C
August 30, 2002 (4) to December 31, 2002
  (unaudited)                                           0.00      $  10.67                 1.51%       1.60%            1.76%

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)           0.00      $  10.51                 2.72%       0.60%            0.77%
July 1, 2001 to June 30, 2002                          (0.03)     $  10.34                 3.12%       0.60%            0.85%
July 1, 2000 to June 30, 2001                           0.00      $  10.17                 4.12%       0.60%            0.76%
July 1, 1999 to June 30, 2000                          (0.05)     $   9.98                 4.07%       0.63%            1.07%
July 1, 1998 to June 30, 1999                          (0.12)     $  10.07                 3.75%       0.70%            1.30%
April 1, 1998 to June 30, 1998(3)                       0.00      $  10.27                 3.77%       0.70%            1.40%
April 1, 1997 to March 31, 1998                        (0.03)     $  10.27                 3.84%       0.62%            1.17%

CALIFORNIA TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)          (0.03)     $  11.45                 4.52%       0.78%            0.91%
July 1, 2001 to June 30, 2002                          (0.06)     $  11.29                 4.86%       0.77%            0.90%
July 1, 2000 to June 30, 2001                           0.00      $  11.24                 4.82%       0.77%            0.90%
July 1, 1999 to June 30, 2000                          (0.03)     $  10.77                 4.89%       0.77%            1.01%
July 1, 1998 to June 30, 1999                          (0.15)     $  11.00                 4.45%       0.77%            1.10%
January 1, 1998 to June 30, 1998(5)                     0.00      $  11.38                 4.63%       0.75%            1.11%
January 1, 1997 to December 31, 1997                   (0.07)     $  11.32                 4.84%       0.74%            0.89%

CLASS B
July 1, 2002 to December 31, 2002 (unaudited)          (0.03)     $  11.68                 3.77%       1.53%            1.67%
July 1, 2001 to June 30, 2002                          (0.06)     $  11.51                 3.95%       1.52%            1.66%
July 1, 2000 to June 30, 2001                           0.00      $  11.46                 4.06%       1.51%            1.63%
July 1, 1999 to June 30, 2000                          (0.03)     $  10.97                 4.16%       1.50%            1.74%
July 1, 1998 to June 30, 1999                          (0.15)     $  11.22                 3.74%       1.47%            1.84%
January 1, 1998 to June 30, 1998(5)                     0.00      $  11.60                 3.90%       1.45%            1.82%
December 15, 1997(4) to December 31, 1997               0.00      $  11.54                 3.95%       1.44%            1.76%

CLASS C (6)
July 1, 2002 to December 31, 2002 (unaudited)          (0.03)     $  11.68                 3.81%       1.53%            1.64%
July 1, 2001 to June 30, 2002                          (0.06)     $  11.51                 3.94%       1.52%            1.64%
July 1, 2000 to June 30, 2001                           0.00      $  11.46                 4.04%       1.52%            1.62%
July 1, 1999 to June 30, 2000                          (0.03)     $  10.97                 4.15%       1.50%            1.73%
July 1, 1998 to June 30, 1999                          (0.15)     $  11.22                 3.71%       1.47%            1.81%
January 1, 1998 to June 30, 1998(5)                     0.00      $  11.60                 3.90%       1.45%            1.78%
January 1, 1997 to December 31, 1997                   (0.07)     $  11.54                 4.19%       1.48%            1.63%

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)          (0.03)     $  11.48                 4.70%       0.59%            0.64%
July 1, 2001 to June 30, 2002                          (0.06)     $  11.32                 4.88%       0.60%            0.62%
July 1, 2000 to June 30, 2001                           0.00      $  11.27                 4.99%       0.60%            0.60%
July 1, 1999 to June 30, 2000                          (0.03)     $  10.79                 5.02%       0.63%            0.80%
July 1, 1998 to June 30, 1999                          (0.15)     $  11.03                 4.50%       0.72%            1.01%
January 1, 1998 to June 30, 1998(5)                     0.00      $  11.40                 4.69%       0.69%            0.98%
December 15, 1997(4) to December 31, 1997               0.00      $  11.35                 4.79%       0.63%            0.92%

COLORADO TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)           0.00      $  10.95                 4.78%       0.69%            0.96%
July 1, 2001 to June 30, 2002                           0.00      $  10.61                 5.01%       0.60%            0.96%
July 1, 2000 to June 30, 2001                           0.00      $  10.39                 5.36%       0.60%            0.96%
July 1, 1999 to June 30, 2000                          (0.01)     $   9.83                 5.43%       0.60%            1.03%
June 1, 1999 to June 30, 1999(7)                        0.00      $  10.30                 4.94%       0.60%            1.08%
June 1, 1998 to May 31, 1999                           (0.04)     $  10.55                 4.71%       0.60%            1.02%
June 1, 1997 to May 31, 1998                            0.00      $  10.69                 5.00%       0.60%            1.04%

                                                         PORTFOLIO        NET ASSETS AT
                                                  TOTAL   TURNOVER        END OF PERIOD
                                              RETURN(2)       RATE      (000'S OMITTED)
---------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)      3.02%        17%           $  86,999
July 1, 2001 to June 30, 2002                      5.00%        34%           $  70,142
July 1, 2000 to June 30, 2001                      6.01%        49%           $  46,157
July 1, 1999 to June 30, 2000                      3.67%        60%           $  34,015
July 1, 1998 to June 30, 1999                      2.84%        68%           $  41,299
April 1, 1998 to June 30, 1998(3)                  0.93%         2%           $  54,169
April 1, 1997 to March 31, 1998                    5.92%        88%           $  59,011

CLASS C
August 30, 2002 (4) to December 31, 2002
  (unaudited)                                      2.40%        17%           $   4,016

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)      3.05%        17%           $  12,820
July 1, 2001 to June 30, 2002                      5.19%        34%           $  12,224
July 1, 2000 to June 30, 2001                      6.20%        49%           $   4,937
July 1, 1999 to June 30, 2000                      3.79%        60%           $   4,474
July 1, 1998 to June 30, 1999                      2.96%        68%           $   7,633
April 1, 1998 to June 30, 1998(3)                  0.94%         2%           $   7,559
April 1, 1997 to March 31, 1998                    5.91%        88%           $   7,069

CALIFORNIA TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)      4.37%        10%           $ 397,587
July 1, 2001 to June 30, 2002                      5.67%        31%           $ 386,927
July 1, 2000 to June 30, 2001                      9.53%        52%           $ 379,359
July 1, 1999 to June 30, 2000                      3.10%        35%           $ 385,746
July 1, 1998 to June 30, 1999                      2.38%        17%           $ 461,574
January 1, 1998 to June 30, 1998(5)                2.86%        15%           $ 499,720
January 1, 1997 to December 31, 1997               9.16%        12%           $ 509,844

CLASS B
July 1, 2002 to December 31, 2002 (unaudited)      4.04%        10%           $ 146,747
July 1, 2001 to June 30, 2002                      4.88%        31%           $ 146,487
July 1, 2000 to June 30, 2001                      8.81%        52%           $ 137,484
July 1, 1999 to June 30, 2000                      2.21%        35%           $ 116,376
July 1, 1998 to June 30, 1999                      1.69%        17%           $ 129,699
January 1, 1998 to June 30, 1998(5)                2.49%        15%           $  99,784
December 15, 1997(4) to December 31, 1997          0.45%        12%           $  77,792

CLASS C (6)
July 1, 2002 to December 31, 2002 (unaudited)      4.04%        10%           $  47,251
July 1, 2001 to June 30, 2002                      4.87%        31%           $  46,013
July 1, 2000 to June 30, 2001                      8.81%        52%           $  29,468
July 1, 1999 to June 30, 2000                      2.21%        35%           $  16,959
July 1, 1998 to June 30, 1999                      1.69%        17%           $  22,251
January 1, 1998 to June 30, 1998(5)                2.49%        15%           $   8,249
January 1, 1997 to December 31, 1997               8.11%        12%           $   5,860

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)      4.47%        10%           $  44,416
July 1, 2001 to June 30, 2002                      5.85%        31%           $  42,913
July 1, 2000 to June 30, 2001                      9.80%        52%           $  47,211
July 1, 1999 to June 30, 2000                      3.16%        35%           $  47,263
July 1, 1998 to June 30, 1999                      2.46%        17%           $  73,625
January 1, 1998 to June 30, 1998(5)                2.80%        15%           $  82,577
December 15, 1997(4) to December 31, 1997          0.49%        12%           $  84,113

COLORADO TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)      5.71%        13%           $  59,337
July 1, 2001 to June 30, 2002                      7.34%        28%           $  58,152
July 1, 2000 to June 30, 2001                     11.54%        37%           $  48,274
July 1, 1999 to June 30, 2000                      0.87%       106%           $  39,280
June 1, 1999 to June 30, 1999(7)                  (1.97)%       11%           $  39,066
June 1, 1998 to May 31, 1999                       3.79%        77%           $  39,958
June 1, 1997 to May 31, 1998                       9.96%        70%           $  34,254

                                                                                 NET REALIZED
                                                      BEGINNING                           AND    DIVIDENDS
                                                      NET ASSET           NET      UNREALIZED     FROM NET
                                                      VALUE PER    INVESTMENT  GAIN (LOSS) ON   INVESTMENT
                                                          SHARE        INCOME     INVESTMENTS       INCOME
----------------------------------------------------------------------------------------------------------
CLASS B

July 1, 2002 to December 31, 2002 (unaudited)          $  10.63          0.22            0.34        (0.22)
July 1, 2001 to June 30, 2002                          $  10.41          0.45            0.22        (0.45)
July 1, 2000 to June 30, 2001                          $   9.85          0.48            0.56        (0.48)
July 1, 1999 to June 30, 2000                          $  10.31          0.46           (0.45)       (0.46)
June 1, 1999 to June 30, 1999(7)                       $  10.56          0.04           (0.25)       (0.04)
June 1, 1998 to May 31, 1999                           $  10.71          0.43           (0.11)       (0.43)
June 1, 1997 to May 31, 1998                           $  10.23          0.45            0.48        (0.45)

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)          $  10.62          0.27            0.33        (0.27)
July 1, 2001 to June 30, 2002                          $  10.40          0.53            0.22        (0.53)
July 1, 2000 to June 30, 2001                          $   9.84          0.55            0.56        (0.55)
July 1, 1999 to June 30, 2000                          $  10.30          0.54           (0.45)       (0.54)
June 1, 1999 to June 30, 1999(7)                       $  10.55          0.04           (0.25)       (0.04)
June 1, 1998 to May 31, 1999                           $  10.69          0.51           (0.10)       (0.51)
June 1, 1997 to May 31, 1998                           $  10.22          0.53            0.47        (0.53)

MINNESOTA TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)          $  10.84          0.25            0.26        (0.25)
July 1, 2001 to June 30, 2002                          $  10.67          0.52            0.17        (0.52)
July 1, 2000 to June 30, 2001                          $  10.18          0.54            0.49        (0.54)
July 1, 1999 to June 30, 2000                          $  10.74          0.53           (0.55)       (0.53)
June 1, 1999 to June 30, 1999(7)                       $  10.96          0.04           (0.22)       (0.04)
June 1, 1998 to May 31, 1999                           $  11.05          0.51           (0.08)       (0.51)
June 1, 1997 to May 31, 1998                           $  10.57          0.53            0.48        (0.53)

CLASS B
July 1, 2002 to December 31, 2002 (unaudited)          $  10.84          0.21            0.26        (0.21)
July 1, 2001 to June 30, 2002                          $  10.67          0.44            0.17        (0.44)
July 1, 2000 to June 30, 2001                          $  10.18          0.46            0.49        (0.46)
July 1, 1999 to June 30, 2000                          $  10.74          0.46           (0.55)       (0.46)
June 1, 1999 to June 30, 1999(7)                       $  10.96          0.04           (0.22)       (0.04)
June 1, 1998 to May 31, 1999                           $  11.05          0.43           (0.08)       (0.43)
June 1, 1997 to May 31, 1998                           $  10.57          0.45            0.48        (0.45)

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)          $  10.84          0.25            0.25        (0.25)
July 1, 2001 to June 30, 2002                          $  10.67          0.52            0.17        (0.52)
July 1, 2000 to June 30, 2001                          $  10.18          0.54            0.49        (0.54)
July 1, 1999 to June 30, 2000                          $  10.74          0.53           (0.55)       (0.53)
June 1, 1999 to June 30, 1999(7)                       $  10.96          0.04           (0.22)       (0.04)
June 1, 1998 to May 31, 1999                           $  11.05          0.52           (0.09)       (0.51)
June 1, 1997 to May 31, 1998                           $  10.57          0.53            0.48        (0.53)

NATIONAL LIMITED TERM TAX-FREE FUND

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)          $  10.73          0.20            0.23        (0.20)
July 1, 2001 to June 30, 2002                          $  10.52          0.43            0.21        (0.43)
July 1, 2000 to June 30, 2001                          $  10.19          0.46            0.33        (0.46)
July 1, 1999 to June 30, 2000                          $  10.39          0.47           (0.20)       (0.47)
June 1, 1999 to June 30, 1999(7)                       $  10.54          0.04           (0.15)       (0.04)
June 1, 1998 to May 31, 1999                           $  10.59          0.46           (0.04)       (0.47)
June 1, 1997 to May 31, 1998                           $  10.39          0.47            0.21        (0.47)

NATIONAL TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)          $  10.29          0.26            0.16        (0.25)
July 1, 2001 to June 30, 2002                          $  10.21          0.52            0.08        (0.52)
July 1, 2000 to June 30, 2001                          $   9.72          0.54            0.49        (0.54)
July 1, 1999 to June 30, 2000                          $  10.22          0.54           (0.50)       (0.53)
June 1, 1999 to June 30, 1999(7)                       $  10.44          0.04           (0.22)       (0.04)
June 1, 1998 to May 31, 1999                           $  10.54          0.52           (0.10)       (0.51)
June 1, 1997 to May 31, 1998                           $  10.05          0.53            0.49        (0.53)

                                                   DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                        FROM NET      NET ASSET     ---------------------------------------------
                                                        REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS
                                                           GAINS          SHARE             INCOME      EXPENSES      EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B

July 1, 2002 to December 31, 2002 (unaudited)               0.00       $  10.97               4.02%         1.44%            1.75%
July 1, 2001 to June 30, 2002                               0.00       $  10.63               4.25%         1.35%            1.77%
July 1, 2000 to June 30, 2001                               0.00       $  10.41               4.58%         1.35%            1.77%
July 1, 1999 to June 30, 2000                              (0.01)      $   9.85               4.65%         1.35%            1.89%
June 1, 1999 to June 30, 1999(7)                            0.00       $  10.31               4.17%         1.35%            2.08%
June 1, 1998 to May 31, 1999                               (0.04)      $  10.56               3.96%         1.35%            2.03%
June 1, 1997 to May 31, 1998                                0.00       $  10.71               4.24%         1.35%            2.04%

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)               0.00       $  10.95               4.86%         0.60%            0.72%
July 1, 2001 to June 30, 2002                               0.00       $  10.62               5.01%         0.60%            0.70%
July 1, 2000 to June 30, 2001                               0.00       $  10.40               5.38%         0.60%            0.67%
July 1, 1999 to June 30, 2000                              (0.01)      $   9.84               5.42%         0.60%            0.86%
June 1, 1999 to June 30, 1999(7)                            0.00       $  10.30               4.93%         0.60%            1.08%
June 1, 1998 to May 31, 1999                               (0.04)      $  10.55               4.71%         0.60%            0.99%
June 1, 1997 to May 31, 1998                                0.00       $  10.69               5.01%         0.60%            1.01%

MINNESOTA TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)               0.00       $  11.10               4.45%         0.69%            0.97%
July 1, 2001 to June 30, 2002                               0.00       $  10.84               4.81%         0.60%            1.03%
July 1, 2000 to June 30, 2001                               0.00       $  10.67               5.11%         0.60%            1.10%
July 1, 1999 to June 30, 2000                              (0.01)      $  10.18               5.23%         0.60%            1.07%
June 1, 1999 to June 30, 1999(7)                            0.00       $  10.74               4.71%         0.60%            1.11%
June 1, 1998 to May 31, 1999                               (0.01)      $  10.96               4.61%         0.60%            1.03%
June 1, 1997 to May 31, 1998                                0.00       $  11.05               4.83%         0.60%            1.07%

CLASS B
July 1, 2002 to December 31, 2002 (unaudited)               0.00       $  11.10               3.70%         1.44%            1.68%
July 1, 2001 to June 30, 2002                               0.00       $  10.84               4.05%         1.35%            1.75%
July 1, 2000 to June 30, 2001                               0.00       $  10.67               4.36%         1.35%            1.81%
July 1, 1999 to June 30, 2000                              (0.01)      $  10.18               4.47%         1.35%            1.93%
June 1, 1999 to June 30, 1999(7)                            0.00       $  10.74               3.93%         1.35%            2.11%
June 1, 1998 to May 31, 1999                               (0.01)      $  10.96               3.85%         1.35%            2.04%
June 1, 1997 to May 31, 1998                                0.00       $  11.05               4.07%         1.35%            2.08%

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)               0.00       $  11.09               4.54%         0.60%            0.63%
July 1, 2001 to June 30, 2002                               0.00       $  10.84               4.78%         0.60%            0.65%
July 1, 2000 to June 30, 2001                               0.00       $  10.67               5.11%         0.60%            0.73%
July 1, 1999 to June 30, 2000                              (0.01)      $  10.18               5.22%         0.60%            0.91%
June 1, 1999 to June 30, 1999(7)                            0.00       $  10.74               4.69%         0.60%            1.11%
June 1, 1998 to May 31, 1999                               (0.01)      $  10.96               4.62%         0.60%            1.00%
June 1, 1997 to May 31, 1998                                0.00       $  11.05               4.84%         0.60%            1.04%

NATIONAL LIMITED TERM TAX-FREE FUND

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)               0.00       $  10.96               3.59%         0.60%            0.75%
July 1, 2001 to June 30, 2002                               0.00       $  10.73               3.98%         0.60%            0.76%
July 1, 2000 to June 30, 2001                               0.00       $  10.52               4.39%         0.60%            0.71%
July 1, 1999 to June 30, 2000                               0.00       $  10.19               4.53%         0.61%            0.86%
June 1, 1999 to June 30, 1999(7)                            0.00       $  10.39               4.25%         0.65%            1.12%
June 1, 1998 to May 31, 1999                                0.00       $  10.54               4.26%         0.65%            1.04%
June 1, 1997 to May 31, 1998                               (0.01)      $  10.59               4.47%         0.65%            1.03%

NATIONAL TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)               0.00       $  10.46               4.86%         0.82%            0.92%
July 1, 2001 to June 30, 2002                               0.00       $  10.29               5.09%         0.80%            0.93%
July 1, 2000 to June 30, 2001                               0.00       $  10.21               5.33%         0.80%            0.96%
July 1, 1999 to June 30, 2000                              (0.01)      $   9.72               5.48%         0.75%            0.95%
June 1, 1999 to June 30, 1999(7)                            0.00       $  10.22               5.10%         0.60%            1.02%
June 1, 1998 to May 31, 1999                               (0.01)      $  10.44               4.81%         0.60%            0.98%
June 1, 1997 to May 31, 1998                                0.00       $  10.54               5.09%         0.60%            0.99%


                                                                PORTFOLIO        NET ASSETS AT
                                                       TOTAL     TURNOVER        END OF PERIOD
                                                   RETURN(2)         RATE      (000'S OMITTED)
----------------------------------------------------------------------------------------------
CLASS B
July 1, 2002 to December 31, 2002 (unaudited)           5.30%          13%          $   13,733
July 1, 2001 to June 30, 2002                           6.53%          28%          $   12,540
July 1, 2000 to June 30, 2001                          10.69%          37%          $   10,177
July 1, 1999 to June 30, 2000                           0.22%         106%          $    6,842
June 1, 1999 to June 30, 1999(7)                       (2.03)%         11%          $   10,959
June 1, 1998 to May 31, 1999                            2.92%          77%          $   10,909
June 1, 1997 to May 31, 1998                            9.25%          70%          $    9,156

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)           5.65%          13%          $   46,849
July 1, 2001 to June 30, 2002                           7.33%          28%          $   50,630
July 1, 2000 to June 30, 2001                          11.54%          37%          $   47,538
July 1, 1999 to June 30, 2000                           0.97%         106%          $   44,161
June 1, 1999 to June 30, 1999(7)                       (1.97)%         11%          $   49,101
June 1, 1998 to May 31, 1999                            3.79%          77%          $   48,926
June 1, 1997 to May 31, 1998                            9.97%          70%          $   32,342

MINNESOTA TAX-FREE FUND
CLASS A
July 1, 2002 to December 31, 2002 (unaudited)           4.72%          14%          $   44,652
July 1, 2001 to June 30, 2002                           6.58%          28%          $   40,585
July 1, 2000 to June 30, 2001                          10.32%          18%          $   34,424
July 1, 1999 to June 30, 2000                          (0.02)%         69%          $   29,551
June 1, 1999 to June 30, 1999(7)                       (1.63)%          2%          $   37,139
June 1, 1998 to May 31, 1999                            3.96%          25%          $   38,255
June 1, 1997 to May 31, 1998                            9.71%          68%          $   33,597

CLASS B
July 1, 2002 to December 31, 2002 (unaudited)           4.33%          14%          $   21,737
July 1, 2001 to June 30, 2002                           5.79%          28%          $   20,310
July 1, 2000 to June 30, 2001                           9.50%          18%          $   19,491
July 1, 1999 to June 30, 2000                          (0.76)%         69%          $   16,974
June 1, 1999 to June 30, 1999(7)                       (1.69)%          2%          $   21,366
June 1, 1998 to May 31, 1999                            3.18%          25%          $   21,493
June 1, 1997 to May 31, 1998                            8.89%          68%          $   16,549

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)           4.67%          14%          $  190,777
July 1, 2001 to June 30, 2002                           6.58%          28%          $  193,327
July 1, 2000 to June 30, 2001                          10.32%          18%          $   24,860
July 1, 1999 to June 30, 2000                          (0.02)%         69%          $   22,451
June 1, 1999 to June 30, 1999(7)                       (1.63)%          2%          $   27,197
June 1, 1998 to May 31, 1999                            3.96%          25%          $   27,261
June 1, 1997 to May 31, 1998                            9.71%          68%          $   20,736

NATIONAL LIMITED TERM TAX-FREE FUND

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)           4.01%          13%          $  121,532
July 1, 2001 to June 30, 2002                           6.16%          45%          $   85,371
July 1, 2000 to June 30, 2001                           7.89%          57%          $   62,111
July 1, 1999 to June 30, 2000                           2.64%          48%          $   62,669
June 1, 1999 to June 30, 1999(7)                       (1.08)%         24%          $   84,419
June 1, 1998 to May 31, 1999                            3.97%          41%          $   88,223
June 1, 1997 to May 31, 1998                            6.70%          46%          $   54,602

NATIONAL TAX-FREE FUND

CLASS A
July 1, 2002 to December 31, 2002 (unaudited)           4.11%          19%          $  119,362
July 1, 2001 to June 30, 2002                           5.92%          39%          $  120,439
July 1, 2000 to June 30, 2001                          10.90%          27%          $   77,273
July 1, 1999 to June 30, 2000                           0.50%          79%          $   64,859
June 1, 1999 to June 30, 1999(7)                       (1.69)%         18%          $   41,881
June 1, 1998 to May 31, 1999                            4.04%         106%          $   43,388
June 1, 1997 to May 31, 1998                           10.33%         143%          $   35,121

                                                                                    NET REALIZED
                                                       BEGINNING                             AND    DIVIDENDS
                                                       NET ASSET           NET        UNREALIZED     FROM NET
                                                       VALUE PER    INVESTMENT    GAIN (LOSS) ON   INVESTMENT
                                                           SHARE        INCOME       INVESTMENTS       INCOME
-------------------------------------------------------------------------------------------------------------
CLASS B
July 1, 2002 to December 31, 2002 (unaudited)           $  10.29          0.22              0.17        (0.21)
July 1, 2001 to June 30, 2002                           $  10.21          0.45              0.08        (0.45)
July 1, 2000 to June 30, 2001                           $   9.72          0.46              0.49        (0.46)
July 1, 1999 to June 30, 2000                           $  10.22          0.46             (0.50)       (0.45)
June 1, 1999 to June 30, 1999(7)                        $  10.44          0.04             (0.22)       (0.04)
June 1, 1998 to May 31, 1999                            $  10.54          0.44             (0.10)       (0.43)
June 1, 1997 to May 31, 1998                            $  10.05          0.46              0.48        (0.45)

CLASS C
July 1, 2002 to December 31, 2002 (unaudited)           $  10.29          0.21              0.17        (0.21)
July 1, 2001 to June 30, 2002                           $  10.21          0.45              0.08        (0.45)
July 1, 2000 to June 30, 2001                           $   9.73          0.46              0.48        (0.46)
November 8, 1999(4) to June 30, 2000                    $   9.79          0.30             (0.06)       (0.30)

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)           $  10.30          0.27              0.16        (0.26)
July 1, 2001 to June 30, 2002                           $  10.22          0.55              0.08        (0.55)
July 1, 2000 to June 30, 2001                           $   9.73          0.56              0.49        (0.56)
July 1, 1999 to June 30, 2000                           $  10.22          0.55             (0.49)       (0.54)
June 1, 1999 to June 30, 1999(7)                        $  10.44          0.04             (0.22)       (0.04)
June 1, 1998 to May 31, 1999                            $  10.54          0.52             (0.10)       (0.51)
June 1, 1997 to May 31, 1998                            $  10.06          0.53              0.48        (0.53)

NEBRASKA TAX-FREE FUND

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)           $  10.16          0.21              0.27        (0.21)
July 1, 2001 to June 30, 2002                           $  10.06          0.43              0.13        (0.43)
September 1, 2000 to June 30, 2001(8)                   $   9.85          0.36              0.21        (0.36)
September 1,2000 to August 31, 2000                     $   9.76          0.42              0.09        (0.42)
September 1,1999 to August 31,1999                      $  10.13          0.42             (0.36)       (0.42)
September 29, 1997(4) to August 31,1998                 $  10.00          0.39              0.13        (0.39)

                                                       DISTRIBUTIONS         ENDING       RATIO TO AVERAGE NET ASSETS ANNUALIZED
                                                            FROM NET      NET ASSET   ---------------------------------------------
                                                            REALIZED      VALUE PER   NET INVESTMENT           NET            GROSS
                                                               GAINS          SHARE           INCOME      EXPENSES      EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
July 1, 2002 to December 31, 2002 (unaudited)                   0.00       $  10.47             4.11%         1.57%            1.66%
July 1, 2001 to June 30, 2002                                   0.00       $  10.29             4.34%         1.55%            1.69%
July 1, 2000 to June 30, 2001                                   0.00       $  10.21             4.56%         1.55%            1.72%
July 1, 1999 to June 30, 2000                                  (0.01)      $   9.72             4.72%         1.48%            1.78%
June 1, 1999 to June 30, 1999(7)                                0.00       $  10.22             4.34%         1.35%            2.11%
June 1, 1998 to May 31, 1999                                   (0.01)      $  10.44             4.05%         1.35%            2.01%
June 1, 1997 to May 31, 1998                                    0.00       $  10.54             4.31%         1.35%            2.05%

CLASS C
July 1, 2002 to December 31, 2002 (unaudited)                   0.00       $  10.46             4.08%         1.57%            1.66%
July 1, 2001 to June 30, 2002                                   0.00       $  10.29             4.32%         1.55%            1.68%
July 1, 2000 to June 30, 2001                                   0.00       $  10.21             4.55%         1.55%            1.73%
November 8, 1999(4) to June 30, 2000                            0.00       $   9.73             4.75%         1.55%            1.68%

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)                   0.00       $  10.47             5.07%         0.60%            0.65%
July 1, 2001 to June 30, 2002                                   0.00       $  10.30             5.30%         0.60%            0.63%
July 1, 2000 to June 30, 2001                                   0.00       $  10.22             5.53%         0.60%            0.61%
uly 1, 1999 to June 30, 2000                                  (0.01)      $   9.73             5.58%         0.60%            0.77%
June 1, 1999 to June 30, 1999(7)                                0.00       $  10.22             5.09%         0.60%            0.95%
June 1, 1998 to May 31, 1999                                   (0.01)      $  10.44             4.83%         0.60%            0.91%
June 1, 1997 to May 31, 1998                                    0.00       $  10.54             5.09%         0.60%            0.92%

NEBRASKA TAX-FREE FUND

INSTITUTIONAL CLASS

July 1, 2002 to December 31, 2002 (unaudited)                  (0.09)      $  10.34             4.13%         0.83%            0.89%
July 1, 2001 to June 30, 2002                                  (0.03)      $  10.16             4.27%         0.83%            0.89%
September 1, 2000 to June 30, 2001(8)                           0.00       $  10.06             4.40%         0.82%            0.91%
September 1,2000 to August 31, 2000                             0.00       $   9.85             4.38%         0.88%            0.88%
September 1,1999 to August 31,1999                             (0.01)      $   9.76             4.17%         0.83%            0.84%
September 29, 1997(4) to August 31,1998                         0.00       $  10.13             4.22%         0.87%            0.87%


                                                                    PORTFOLIO        NET ASSETS AT
                                                           TOTAL     TURNOVER        END OF PERIOD
                                                       RETURN(2)         RATE      (000'S OMITTED)
--------------------------------------------------------------------------------------------------
CLASS B
July 1, 2002 to December 31, 2002 (unaudited)               3.82%          19%         $    52,235
July 1, 2001 to June 30, 2002                               5.13%          39%         $    51,754
July 1, 2000 to June 30, 2001                              10.07%          27%         $    28,271
July 1, 1999 to June 30, 2000                              (0.24)%         79%         $    18,367
June 1, 1999 to June 30, 1999(7)                           (1.76)%         18%         $    17,878
June 1, 1998 to May 31, 1999                                3.26%         106%         $    17,973
June 1, 1997 to May 31, 1998                                9.52%         143%         $    11,070

CLASS C
July 1, 2002 to December 31, 2002 (unaudited)               3.71%          19%         $    14,242
July 1, 2001 to June 30, 2002                               5.13%          39%         $    11,343
July 1, 2000 to June 30, 2001                               9.96%          27%         $     9,319
November 8, 1999(4) to June 30, 2000                        2.50%          79%         $     5,572

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)               4.22%          19%         $   272,570
July 1, 2001 to June 30, 2002                               6.24%          39%         $   294,132
July 1, 2000 to June 30, 2001                              11.01%          27%         $   300,187
July 1, 1999 to June 30, 2000                               0.73%          79%         $   244,626
June 1, 1999 to June 30, 1999(7)                           (1.69)%         18%         $   304,170
June 1, 1998 to May 31, 1999                                4.04%         106%         $   311,757
June 1, 1997 to May 31, 1998                               10.22%         143%         $   286,734

NEBRASKA TAX-FREE FUND

INSTITUTIONAL CLASS
July 1, 2002 to December 31, 2002 (unaudited)               4.79%           6%         $    64,997
July 1, 2001 to June 30, 2002                               5.67%          31%         $    66,453
September 1, 2000 to June 30, 2001(8)                       5.97%          45%         $    64,929
September 1,2000 to August 31, 2000                         5.43%          30%         $    63,305
September 1,1999 to August 31,1999                          0.54%           7%         $    68,443
September 29, 1997(4) to August 31,1998                     5.29%           8%         $    67,372

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than 1 year are not annualized.

(3)  The Fund changed its fiscal year-end from March 31 to June 30.

(4)  Commencement of operations.

(5)  The Fund changed its fiscal year-end from December 31 to June 30.

(6) This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 15, 1997.

(7)  The Fund changed its fiscal year-end from May 31 to June 30.

(8)  The Fund changed its fiscal year-end from August 31 to June 30.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         TAX-FREE FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is comprised of 67 separate series as of the end of the reporting period. These financial statements present the California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.

     On November 16, 2001, the Wells Fargo Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund. The Minnesota Intermediate Tax-Free Fund exchanged its 17,835,674 shares (valued at $176,243,104) for 16,237,125 shares of the Wells Fargo Minnesota Tax-Free Fund. The net assets of the Minnesota Intermediate Tax-Free Fund included unrealized depreciation of $(7,330,147).

     On May 20, 2002, the Wells Fargo National Tax-Free Fund acquired all of the net assets of the Wells Fargo Arizona Tax-Free Fund and the Wells Fargo Oregon Tax-Free Fund. The Wells Fargo Arizona Tax-Free Fund exchanged 675,454 Class A shares, 553,050 Class B shares, and 1,066,639 Institutional Class shares (valued at $7,049,073, $5,566,868, and $11,135,125, respectively) for
   695,814 Class A shares, 549,489 Class B shares, and 1,098,587 Institutional Class shares of the Wells Fargo National Tax-Free Fund. The net assets of the Wells Fargo Arizona Tax Free Fund included unrealized appreciation of $449,745. The Wells Fargo Oregon Tax-Free Fund exchanged 1,328,786 Class A shares, 1,319,042 Class B shares, and 188,090 Institutional Class shares (valued at $21,334,328, $12,974,107, and $3,019,298, respectively) for
   2,105,912 Class A shares, 1,280,634 Class B shares, and 297,883 Institutional Class shares of the Wells Fargo National Tax-Free Fund. The net assets of the Wells Fargo Oregon Tax-Free Fund included unrealized depreciation of $(213,594).

     The California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free and National Tax-Free Funds offer Class A, Class B, and Institutional Class shares. In addition, the California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A, Class C and Institutional Class shares. The National Limited Term Tax-Free Fund and Nebraska Tax-Free Fund only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agent fees.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange or the Nasdaq National Market, are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government and Municipal bond obligations, but excluding debt securities maturing in 60 days or less, valuations are determined daily by a pricing service approved by the Fund's Board of Trustees. The service uses prices that reflect fair value as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities market values. For some securities, such prices are not readily available. The service generally prices these securities based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities, which cannot be valued by any of these methods, are valued in good faith at fair value as determined by policies set by the Board of Trustees.

      Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts and premiums are accreted or amortized. Dividend income is recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Interval Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2002.

     The following Funds had estimated net capital loss carryforwards at June 30, 2002, which are available to offset future net realized capital gains:

                                                                            CAPITAL LOSS
      FUND                                                YEAR EXPIRES      CARRYFORWARDS
      Colorado Tax-Free Fund                                   2008            1,605,452
                                                               2009              410,897
      Minnesota Tax-Free Fund                                  2008              833,829
                                                               2009            1,480,796
      National Limited Term Tax-Free Fund                      2007               12,144
                                                               2008              381,929
                                                               2009              782,417
      National Tax-Free Fund                                   2007            1,736,026
                                                               2008           14,292,092
                                                               2009              157,637

     The capital loss carryforwards of the Minnesota Tax-Free Fund and the National Tax-Free Fund include the capital losses acquired from mergers as discussed in note 1. The Code may limit the yearly utilization of acquired capital losses.

     At June 30, 2002, the following Funds had a Post-October capital loss, which is treated as realized for tax purposes on the first day of the current fiscal year:

      California Limited Term Tax-Free Fund              $   38,923
      National Limited Term Tax-Free Fund                   201,151
      National Tax-Free Fund                                781,092

3. ADVISORY FEES

     The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the contracts, Funds Management has agreed to provide the Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                       % OF AVERAGE DAILY NET ASSETS
      California Limited Term Tax-Free                        0.40
      California Tax-Free                                     0.40
      Colorado Tax-Free                                       0.40
      Minnesota Tax-Free                                      0.40
      National Limited Term Tax-Free                          0.40
      National Tax-Free                                       0.40
      Nebraska Tax-Free                                       0.50

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million, and 0.10% of each Fund's average daily net assets in excess of $800 million.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan for Class B and C shares of the relevant Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares or Institutional Class shares. The distribution fees paid on behalf of the Funds for the six-month period ended December 31, 2002 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing transfer agency services BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex based fee from all the funds of the Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Funds for the six-month period ended December 31, 2002 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES

     The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares for these services. No fee is currently charged for Institutional Class shares.

     The shareholder servicing fees paid on behalf of the Funds for the six-month period ended December 31, 2002 were as follows:

                                                                                               INSTITUTIONAL
      FUND                                          CLASS A       CLASS B        CLASS C           CLASS
      California Limited Term Tax-Free Fund        $ 102,333     $     N/A       $  2,026           N/A
      California Tax-Free Fund                       491,355       184,605         59,615           N/A
      Colorado Tax-Free Fund                          75,032        16,365            N/A           N/A
      Minnesota Tax-Free Fund                         54,469        26,686            N/A           N/A
      National Limited Term Tax-Free Fund                N/A           N/A            N/A           N/A
      National Tax-Free Fund                         151,366        64,146         15,610           N/A
      Nebraska Tax-Free Fund                             N/A           N/A            N/A           N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. The Trust's Board of Trustees has approved PFPC Inc. ("PFPC") to serve as fund accountant for the Funds. Management intends to transition the accounting services to PFPC in stages, and the transition is expected to be complete the first quarter of 2003. For these sevices, PFPC will be entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from each Fund and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contracts, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six-month period ended December 31, 2002, were waived by Funds Management.

10. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six-month period ended December 31, 2002, were as follows:

                          AGGREGATE PURCHASES AND SALES

                                                         PURCHASES          SALES
      FUND                                                AT COST         PROCEEDS
      California Limited Term Tax-Free Fund            $ 40,237,669    $  15,042,811
      California Tax-Free Fund                           61,978,758       66,740,680
      Colorado Tax-Free Fund                             15,077,289       21,713,837
      Minnesota Tax-Free Fund                            34,366,001       37,289,239
      National Limited Term Tax-Free Fund                46,175,423       12,219,125
      National Tax-Free Fund                             87,241,632      113,280,528
      Nebraska Tax-Free Fund                              4,168,582        7,804,357

11. CAPITAL SHARE TRANSACTIONS

     In the Minnesota Tax-Free Fund, for the period ended June 30, 2002, "Proceeds from shares sold" includes $176,243,104 for the Institutional Class and "Shares sold" includes 16,237,125 for the Institutional Class as a result of the consolidation of the Minnesota Intermediate Tax Free Fund.

     In the National Tax-Free Fund, for the year ended June 30, 2002, "Proceeds from shares sold" includes $7,049,073 for Class A, and "Shares sold" includes 695,814 for Class A as a result of the consolidation of the Arizona Tax-Free Fund. "Proceeds from shares sold" includes $5,566,868 for Class B, and "Shares sold" includes 549,489 for Class B as a result of the consolidation of the Arizona Tax-Free Fund. "Proceeds from shares sold" includes $11,135,125 for the Institutional Class, and "Shares sold" includes
   1,098,587 for the Institutional Class as a result of the consolidation of the Arizona Tax-Free Fund. "Proceeds from shares sold" includes $21,334,328 for Class A, and "Shares sold" includes 2,105,912 for Class A as a result of the consolidation of the Oregon Tax-Free Fund. "Proceeds from shares sold" includes $12,974,107 for Class B, and "Shares sold" includes 1,280,634 for Class B as a result of the consolidation of the Oregon Tax-Free Fund. "Proceeds from shares sold" includes $3,019,298 for the Institutional Class, and "Shares sold" includes 297,883 for the Institutional Class as a result of the consolidation of the Oregon Tax-Free Fund.

12. BANK BORROWINGS

     All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the six-month period ended December 31, 2002.

TAX-FREE FUNDS                                                 BOARD OF TRUSTEES

BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE ***    PAST FIVE YEARS                 OTHER DIRECTORSHIPS
   Robert C. Brown          Trustee since            Retired.  Director, Federal     None.
   71                       1992                     Farm Credit Banks Funding
                                                     Corporation and Farm
                                                     Credit System Financial
                                                     Assistance Corporation
                                                     until February 1999.

   W. Rodney Hughes         Trustee                  Private Investor.               Barclays Global Investors
   76                       since 1987 (retired as                                   Funds/Master Investment
                            of 12/31/02)                                             Portfolio, 23 portfolios.

   J. Tucker Morse          Trustee                  Private Investor/Real Estate    None.
   58                       since 1987               Developer; Chairman of White
                                                     Point Capital, LLC.

NON-INTERESTED TRUSTEES

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE ***    PAST FIVE YEARS                    OTHER DIRECTORSHIPS
   Thomas S. Goho           Trustee                  Wake Forest University,            None.
   60                       since 1987               Calloway School of Business
                                                     and Accountancy, Benson-
                                                     Pruitt Profesorship since 1999,
                                                     Associate Professor of Finance
                                                     1994-1999.

   Peter G. Gordon          Trustee                  Chairman, CEO, and Co-             None.
   60                       since 1998               Founder of Crystal Geyser
                            (Lead Trustee since      Water Company and President
                            2001)                    of Crystal Geyser Roxane
                                                     Water Company.

   Richard M. Leach         Trustee                  President of Richard M. Leach      None.
   69                       since 1987               Associates (a financial
                                                     consulting firm).

   Timothy J. Penny         Trustee                  Senior Counselor to the public     None.
   51                       since 1996               relations firm of Himle-Horner
                                                     and Senior Fellow at the
                                                     Humphrey Institute,
                                                     Minneapolis, Minnesota (a
                                                     public policy organization).

   Donald C. Willeke        Trustee                  Principal in the law firm of       None.
   62                       since 1996               Willeke & Daniels.


OFFICERS

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE        PAST FIVE YEARS                    OTHER DIRECTORSHIPS
   Michael J. Hogan         President                Executive Vice President of        None.
   43                       since 2000               Wells Fargo Bank, N.A.
                                                     President of Wells Fargo Funds
                                                     Management, LLC since
                                                     March 2001. Senior Vice
                                                     President of Wells Fargo Bank,
                                                     N.A. from April 1997 to July
                                                     1999.

   Karla M. Rabush          Treasurer,               Senior Vice President of Wells     None.
   43                       since 2000               Fargo Bank, N.A. Senior Vice
                                                     President and Chief
                                                     Administrative Officer of Wells
                                                     Fargo Funds Management,
                                                     LLC since March 2001. Vice
                                                     President of Wells Fargo Bank,
                                                     N.A. from December 1997 to
                                                     May 2000.

   C. David Messman         Secretary                Vice President and Senior          None.
   42                       since 2000               Counsel of Wells Fargo Bank,
                                                     N.A. Vice President and Secretary
                                                     of Wells Fargo Funds
                                                     Management, LLC since March
                                                     2001.

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
 ** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

TAX-FREE FUNDS                                             LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ACA        -- American Capital Access Corporation
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DOT        -- Department of Transportation
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HEFA       -- Higher Education Facilities authority
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
TBA        -- To Be Announced
TCRS       -- Transferable Custodial Receipts
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA-ICR   -- XL Capital Assurance Insured Custodial Receipts

DATED MATERIAL                                                       PRSRT STD
PLEASE EXPEDITE                                                     U.S. POSTAGE
                                                                        PAID
                                                                     CANTON, MA
                                                                    PERMIT #313


More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

                                                                 SAR 015 (12/02)